UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21774
First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dow Jones Select
MicroCap Index Fund
FDM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$67	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.62% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 12.81% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 33.5% and contributed 7.7% to overall Fund return, the greatest contribution of any sector. Investments in the Communication Services sector contributed -1.4% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.5%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dow Jones Select MicroCap Index Fund	18.62%	12.48%	10.90%
Dow Jones Select MicroCap IndexSM	19.45%	13.20%	11.65%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/FDM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$215,165,534
Total number of portfolio holdings	153
Total advisory fee paid	$840,056
Portfolio turnover rate	83%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Stoke Therapeutics, Inc.	2.4%
TETRA Technologies, Inc.	1.8%
GigaCloud Technology, Inc., Class A	1.5%
Deluxe Corp.	1.5%
Plymouth Industrial REIT, Inc.	1.4%
Ameresco, Inc., Class A	1.3%
Horizon Bancorp, Inc.	1.3%
Universal Insurance Holdings, Inc.	1.2%
Central Pacific Financial Corp.	1.2%
Hanmi Financial Corp.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Select MicroCap IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Select MicroCap Index Fund (FDM)

First Trust Morningstar
Dividend Leaders Index Fund
FDL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$47	0.44%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.88% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Energy sector received the greatest allocation of any sector, with an average weight of 19.3% and contributed 0.8% to overall Fund return. With an average weight of 18.8%, investments in the Health Care sector contributed 5.2% to overall Fund return, the greatest contribution of any sector. Investments in the Materials sector contributed -0.9% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.1%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Morningstar Dividend Leaders Index Fund	14.88%	12.98%	10.78%
Morningstar® Dividend Leaders IndexSM	15.49%	13.54%	11.34%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
Visit www.ftportfolios.com/etf/FDL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$6,124,194,200
Total number of portfolio holdings	90
Total advisory fee paid	$16,092,587
Portfolio turnover rate	58%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	10.2%
Chevron Corp.	8.4%
Verizon Communications, Inc.	7.4%
Pfizer, Inc.	6.1%
Merck & Co., Inc.	5.5%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.6%
Comcast Corp., Class A	3.5%
Bristol-Myers Squibb Co.	3.4%
United Parcel Service, Inc., Class B	3.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust Advisors L.P. on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
First Trust Morningstar Dividend Leaders Index Fund (FDL)

First Trust US Equity Opportunities ETF
FPX | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$68(1)	0.57%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 37.75% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Russell 3000® Index, which returned 17.15% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 31.5% and contributed 17.8% to overall Fund return, the greatest contribution of any sector. Investments in the Materials and Energy sectors each contributed -0.1% to overall Fund return, the most negative contributions of any sectors and held average weights of 0.6% and 2.5%, respectively.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust US Equity Opportunities ETF	37.75%	7.19%	12.99%
IPOX®-100 U.S. Index	38.00%	7.66%	13.50%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/FPX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,204,556,866
Total number of portfolio holdings	103
Total advisory fee paid	$3,863,019
Portfolio turnover rate	83%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	9.8%
AppLovin Corp., Class A	7.5%
Palantir Technologies, Inc., Class A	4.6%
Constellation Energy Corp.	4.5%
International Business Machines Corp.	4.1%
Medline, Inc., Class A	4.0%
Warner Bros. Discovery, Inc.	2.8%
DoorDash, Inc., Class A	2.6%
Samsara, Inc., Class A	2.5%
AST SpaceMobile, Inc.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P.. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust US Equity Opportunities ETF (FPX)

First Trust NYSE® Arca®
Biotechnology Index Fund
FBT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$63	0.56%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.09% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned 13.71% for the same Period.
During the Period, investments were highly concentrated in the Biotechnology industry, which received the greatest allocation of any industry, with an average weight of 79.2% and contributed 21.1% to overall Fund return, the greatest contribution of any industry. No industry represented a negative contribution to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NYSE® Arca® Biotechnology Index Fund	24.09%	4.29%	6.25%
NYSE® Arca® Biotechnology Index	24.77%	4.78%	6.79%
S&P Composite 1500® Health Care Index	13.71%	7.54%	9.81%
Nasdaq Biotechnology Index®	33.43%	4.52%	5.57%
S&P 500® Index	17.88%	14.42%	14.82%
Visit www.ftportfolios.com/etf/FBT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,328,046,239
Total number of portfolio holdings	32
Total advisory fee paid	$4,468,190
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exact Sciences Corp.	5.1%
Illumina, Inc.	4.1%
Regeneron Pharmaceuticals, Inc.	4.0%
Krystal Biotech, Inc.	4.0%
Natera, Inc.	4.0%
Bruker Corp.	3.9%
ACADIA Pharmaceuticals, Inc.	3.9%
Veracyte, Inc.	3.6%
Biogen, Inc.	3.5%
Incyte Corp.	3.5%
Industry Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

First Trust Dow Jones Internet Index Fund

FDN | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$53	0.50%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.59% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 23.81% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 34.7% and contributed 1.2% to overall Fund return. With an average weight of 32.0%, investments in the Communication Services sector contributed 8.9% to overall Fund return, the greatest contribution of any sector. Investments in the Financials sector contributed -1.2% to overall Fund return, the most negative contribution of any sector, and held an average weight of 3.0%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dow Jones Internet Index Fund	10.59%	4.86%	13.69%
Dow Jones Internet Composite IndexSM	11.15%	5.38%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Composite 1500® Information Technology Index	23.81%	20.50%	23.89%
Visit www.ftportfolios.com/etf/FDN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$6,554,761,247
Total number of portfolio holdings	43
Total advisory fee paid	$27,413,907
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Meta Platforms, Inc., Class A	10.3%
Amazon.com, Inc.	10.1%
Netflix, Inc.	8.5%
Cisco Systems, Inc.	6.5%
Alphabet, Inc., Class A	5.5%
Booking Holdings, Inc.	4.6%
Salesforce, Inc.	4.6%
Arista Networks, Inc.	4.5%
Alphabet, Inc., Class C	4.4%
DoorDash, Inc., Class A	3.6%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Internet Index Fund (FDN)

First Trust Capital Strength® ETF
FTCS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.39% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 24.5% and contributed 0.9% to overall Fund return. With an average weight of 19.8%, investments in the Financials sector contributed 2.2% to overall Fund return, the greatest contribution of any sector. Investments in the Information Technology sector contributed -0.6% to overall Fund return, the most negative contribution of any sector, and held an average weight of 12.9%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Capital Strength® ETF	6.39%	7.85%	10.66%
S&P 500® Index	17.88%	14.42%	14.82%
The Capital StrengthTM Index	7.00%	8.47%	11.33%
Visit www.ftportfolios.com/etf/FTCS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,054,612,436
Total number of portfolio holdings	51
Total advisory fee paid	$40,772,724
Portfolio turnover rate	117%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.5%
Expeditors International of Washington, Inc.	2.5%
Cummins, Inc.	2.5%
Dover Corp.	2.3%
Ross Stores, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Monster Beverage Corp.	2.2%
Moody’s Corp.	2.2%
Johnson & Johnson	2.1%
TJX (The) Cos., Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® ETF (FTCS)

First Trust Value Line®
Dividend Index Fund
FVD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$66	0.63%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.19% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 19.4% and contributed 2.1% to overall Fund return. With an average weight of 14.0%, investments in the Financials sector contributed 3.0% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Staples sector contributed -1.4% to overall Fund return, the most negative contribution of any sector, and held an average weight of 13.9%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Value Line® Dividend Index Fund	8.19%	7.95%	9.23%
Value Line® Dividend Index	8.96%	8.72%	10.07%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%
Dow Jones U.S. Select Dividend Index	12.12%	12.43%	10.83%
Visit www.ftportfolios.com/etf/FVD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,386,101,858
Total number of portfolio holdings	238
Total advisory fee paid	$43,421,562
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
BCE, Inc.	0.4%
TELUS Corp.	0.4%
T-Mobile US, Inc.	0.4%
Takeda Pharmaceutical Co., Ltd., ADR	0.4%
Motorola Solutions, Inc.	0.4%
Pembina Pipeline Corp.	0.4%
Rogers Communications, Inc., Class B	0.4%
Dominion Energy, Inc.	0.4%
Comcast Corp., Class A	0.4%
AT&T, Inc.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
First Trust Value Line® Dividend Index Fund (FVD)

First Trust Growth StrengthTM ETF
FTGS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$65	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.83% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 27.2% and contributed 6.9% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Discretionary sector contributed
–1.2% to overall Fund return, the most negative contribution of any sector, and held an average weight of 12.0%.
FUND PERFORMANCE (October 25, 2022 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (10/25/22)
First Trust Growth StrengthTM ETF	12.83%	19.58%
The Growth Strength™ Index	13.48%	20.27%
S&P 500® Index	17.88%	21.49%
Visit www.ftportfolios.com/etf/FTGS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,259,159,203
Total number of portfolio holdings	51
Total advisory fee paid	$6,767,298
Portfolio turnover rate	105%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eli Lilly & Co.	2.7%
Apollo Global Management, Inc.	2.4%
SLB Ltd.	2.4%
Incyte Corp.	2.3%
United Therapeutics Corp.	2.3%
AppLovin Corp., Class A	2.3%
Newmont Corp.	2.2%
Monster Beverage Corp.	2.2%
Caterpillar, Inc.	2.2%
Moody’s Corp.	2.2%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTGS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth StrengthTM ETF (FTGS)

First Trust Indxx Aerospace & Defense ETF
MISL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$74	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 41.24% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Aerospace & Defense sub-industry received the greatest allocation of any sub-industry in the Fund, with an average weight of 86.6% and contributed 36.8% to overall Fund return, the greatest contribution of any sub-industry. No sub-industry represented a negative contribution to Fund return.
FUND PERFORMANCE (October 25, 2022 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (10/25/22)
First Trust Indxx Aerospace & Defense ETF	41.24%	26.20%
Indxx US Aerospace & Defense Index	42.13%	26.97%
S&P 500® Index	17.88%	21.49%
S&P Composite 1500® Aerospace & Defense Index	44.15%	23.80%
Visit www.ftportfolios.com/etf/MISL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,289,557,618
Total number of portfolio holdings	39
Total advisory fee paid	$1,272,776
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RTX Corp.	9.1%
Boeing (The) Co.	8.8%
General Electric Co.	8.3%
General Dynamics Corp.	7.9%
Lockheed Martin Corp.	7.5%
Howmet Aerospace, Inc.	4.4%
Rocket Lab Corp.	4.3%
HEICO Corp.	4.1%
TransDigm Group, Inc.	4.1%
L3Harris Technologies, Inc.	4.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MISL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Aerospace & Defense ETF (MISL)

First Trust Bloomberg
Inflation Sensitive Equity ETF
FTIF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$63	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.73% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 35.1% and contributed 2.7% to overall Fund return. With an average weight of 18.2%, investments in the Materials sector contributed 5.7% to overall Fund return, the greatest contribution of any sector. Investments in the Energy sector contributed –0.9% to overall Fund return, the most negative contribution of any sector, and held an average weight of 28.0%.
FUND PERFORMANCE (March 13, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (3/13/23)
First Trust Bloomberg Inflation Sensitive Equity ETF	7.73%	7.50%
Bloomberg Inflation Sensitive Equity Index	8.54%	8.20%
S&P 500® Index	17.88%	24.47%
Visit www.ftportfolios.com/etf/FTIF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,136,899
Total number of portfolio holdings	51
Total advisory fee paid	$6,465
Portfolio turnover rate	111%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alcoa Corp.	3.4%
Weatherford International PLC	3.0%
Caterpillar, Inc.	2.8%
Commercial Metals Co.	2.7%
CRH PLC	2.6%
Vertiv Holdings Co., Class A	2.4%
Parker-Hannifin Corp.	2.4%
Keysight Technologies, Inc.	2.4%
GE Vernova, Inc.	2.4%
Valero Energy Corp.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTIF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Nasdaq-100
Select Equal Weight ETF
QQEW | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq-100 Select Equal Weight ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq-100 Select Equal Weight ETF	$61	0.57%(1)
(1)	Prior to December 22, 2025, the Fund had a non-unitary fee structure. Effective December 22, 2025, the Fund began charging an annual unitary management fee of 0.55%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.33% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 21.02% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 41.0% and contributed 9.2% to overall Fund return, the greatest contribution of any sector. Investments in the Industrials sector contributed -0.8% to overall Fund return, the most negative contribution of any sector, and held an average weight of 11.1%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Nasdaq-100 Select Equal Weight ETF	14.33%	7.66%	13.18%
Nasdaq-100 Select Equal WeightTMIndex(1) (2)	N/A	N/A	N/A
Nasdaq-100 Equal WeightedTM Index	14.99%	8.20%	13.81%
S&P 500® Index	17.88%	14.42%	14.82%
Nasdaq-100 Index®	21.02%	15.30%	19.70%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
(2)
On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

Visit www.ftportfolios.com/etf/QQEW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,882,453,550
Total number of portfolio holdings	53
Total advisory fee paid	$7,528,318
Portfolio turnover rate	58%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
PDD Holdings, Inc., ADR	2.1%
T-Mobile US, Inc.	2.1%
CoStar Group, Inc.	2.1%
NVIDIA Corp.	2.1%
Verisk Analytics, Inc.	2.1%
Broadcom, Inc.	2.0%
ASML Holding N.V.	2.0%
MercadoLibre, Inc.	2.0%
Atlassian Corp., Class A	2.0%
AstraZeneca PLC, ADR	2.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
Repurchase agreements are held as collateral for securities lending arrangements.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QQEW or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective December 22, 2025, the Fund’s name changed to “First Trust Nasdaq-100 Select Equal Weight ETF.” During the fiscal year ended December 31, 2025, the Fund changed its investment objective to track the Nasdaq-100 Select Equal WeightTM Index and entered into a new investment management agreement that established a unitary fee structure. In connection with the unitary fee structure, the Advisor will receive a management fee starting at an annual rate equal to 0.55% of the Fund’s average daily net assets (subject to reduction at certain levels of Fund assets, if applicable). Both changes were approved by the Fund’s shareholders.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQEW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Select Equal WeightTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)

First Trust NASDAQ-100-Technology
Sector Index Fund
QTEC | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$62	0.56%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.44% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 24.04% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry, with an average weight of 41.4% and contributed 15.7% to overall Fund return, the greatest of any industry. Investments in the Professional Services industry contributed -1.0% to overall Fund return, the most negative of any industry, and held an average weight of 0.9%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ-100-Technology Sector Index Fund	22.44%	10.83%	18.95%
Nasdaq-100 Technology SectorTM Index	23.14%	11.47%	19.67%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Information Technology Index	24.04%	20.91%	24.30%
Visit www.ftportfolios.com/etf/QTEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$2,888,643,382
Total number of portfolio holdings	47
Total advisory fee paid	$12,042,667
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Micron Technology, Inc.	2.5%
PDD Holdings, Inc., ADR	2.4%
NVIDIA Corp.	2.4%
Broadcom, Inc.	2.3%
ASML Holding N.V.	2.3%
Synopsys, Inc.	2.3%
Marvell Technology, Inc.	2.3%
Atlassian Corp., Class A	2.3%
Advanced Micro Devices, Inc.	2.3%
Applied Materials, Inc.	2.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QTEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Technology SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

First Trust NASDAQ-100 Ex-Technology
Sector Index Fund
QQXT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.91% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 1000® Index, which returned 17.37% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 19.4% and contributed -0.9% to overall Fund return, the most negative contribution of any sector. With an average weight of 18.2%, investments in the Health Care sector contributed 3.9% to overall Fund return, the greatest contribution of any sector.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	7.91%	5.55%	9.83%
Nasdaq-100 Ex-Tech SectorTM Index	8.54%	6.04%	10.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/QQXT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$213,605,798
Total number of portfolio holdings	57
Total advisory fee paid	$2,832,746
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CoStar Group, Inc.	1.8%
Take-Two Interactive Software, Inc.	1.8%
T-Mobile US, Inc.	1.8%
Warner Bros. Discovery, Inc.	1.8%
Verisk Analytics, Inc.	1.8%
Baker Hughes Co.	1.8%
Costco Wholesale Corp.	1.8%
Linde PLC	1.8%
Amazon.com, Inc.	1.8%
Xcel Energy, Inc.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQXT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Ex-Tech SectorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

First Trust NASDAQ® Clean Edge®
Green Energy Index Fund
QCLN | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$68	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.66% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Russell 2000® Index, which returned 12.81% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 33.5% and contributed 2.2% to overall Fund return. With an average weight of 24.7%, investments in the Industrials sector contributed 19.3% to overall Fund return, the greatest of any sector. No sector represented a negative contribution to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	31.66%	-8.28%	11.51%
Nasdaq® Clean Edge® Green EnergyTM Index	32.04%	-8.08%	11.66%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/QCLN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$534,929,799
Total number of portfolio holdings	52
Total advisory fee paid	$1,859,846
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rivian Automotive, Inc., Class A	9.3%
ON Semiconductor Corp.	8.4%
Tesla, Inc.	8.3%
First Solar, Inc.	7.6%
Bloom Energy Corp., Class A	6.3%
Albemarle Corp.	4.3%
Acuity, Inc.	3.9%
Nextpower, Inc., Class A	3.8%
Brookfield Renewable Partners, L.P.	3.4%
Advanced Energy Industries, Inc.	3.4%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq® Clean Edge® Green EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

First Trust S&P REIT Index Fund
FRI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$52	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.82% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 17.15% for the same Period.
During the Period, investments in Health Care REITs received the greatest allocation of any category, with an average weight of 17.1% and contributed 4.3% to overall Fund return, the greatest contribution of any category. Investments in Data Center REITs contributed -1.7% to overall Fund return, the most negative contribution of any category, and held an average weight of 11.3%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust S&P REIT Index Fund	2.82%	6.16%	5.10%
S&P United States REIT Index	3.01%	6.58%	5.59%
FTSE EPRA/NAREIT North America Index	3.17%	6.06%	5.07%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/FRI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$148,878,078
Total number of portfolio holdings	136
Total advisory fee paid	$450,351
Portfolio turnover rate	6%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Welltower, Inc.	9.6%
Prologis, Inc.	9.2%
Equinix, Inc.	5.6%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.4%
Digital Realty Trust, Inc.	4.3%
Public Storage	3.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.4%
Ventas, Inc.	3.1%
VICI Properties, Inc.	2.6%
REIT Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P REIT Index Fund (FRI)

First Trust Water ETF
FIW | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$54	0.52%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.19% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 17.15% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 56.3% and contributed 4.5% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Staples sector contributed -1.6% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.8%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Water ETF	7.19%	9.24%	14.49%
ISE Clean Edge WaterTM Index	7.78%	9.97%	15.17%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/FIW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,895,775,023
Total number of portfolio holdings	38
Total advisory fee paid	$7,398,909
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Waters Corp.	5.2%
Agilent Technologies, Inc.	4.4%
IDEXX Laboratories, Inc.	4.3%
Pentair PLC	4.0%
Ferguson Enterprises, Inc.	3.9%
Xylem, Inc.	3.9%
Ecolab, Inc.	3.9%
IDEX Corp.	3.9%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge WaterTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Water ETF (FIW)

First Trust Natural Gas ETF
FCG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$58	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.16% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Energy Index, which returned 7.69% for the same Period.
During the Period, investments in the Oil & Gas Exploration & Production sub-industry received the greatest allocation of any sub-industry, with an average weight of 83.9% and contributed -2.2% to overall Fund return, the most negative of any sub-industry. Investments in the Gas Utilities sub-industry contributed 0.7% to overall Fund return, the greatest contribution of any sub-industry, and held an average weight of 2.5%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Natural Gas ETF	-2.16%	25.01%	3.12%
ISE-Revere Natural GasTM Index	-1.53%	25.83%	3.22%
S&P Composite 1500® Energy Index	7.69%	23.58%	7.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/FCG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$445,938,833
Total number of portfolio holdings	40
Total advisory fee paid	$1,484,691
Portfolio turnover rate	31%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ConocoPhillips	4.8%
Hess Midstream, L.P., Class A	4.6%
Western Midstream Partners, L.P.	4.5%
Occidental Petroleum Corp.	4.4%
EOG Resources, Inc.	4.4%
Diamondback Energy, Inc.	4.4%
Devon Energy Corp.	4.1%
EQT Corp.	4.0%
Coterra Energy, Inc.	4.0%
Expand Energy Corp.	3.9%
Sub-Industry Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and ISE-Revere Natural GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Natural Gas ETF (FCG)

First Trust NASDAQ®
ABA Community Bank Index Fund
QABA | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$62	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.52% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P Composite 1500® Financials Index, which returned 14.34% for the same Period.
During the Period, 98.4% of the Fund was allocated to the Regional Banks sub-industry, with the bulk of the remainder of the average allocations being in other financial-related sub-industries. Regional banks contributed 5.1% towards Fund return, the greatest of any sub-industry. No sub-industry represented a negative contribution to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ® ABA Community Bank Index Fund	4.52%	7.41%	6.13%
Nasdaq OMX® ABA Community BankTM Index	5.08%	8.04%	6.78%
S&P Composite 1500® Financials Index	14.34%	14.91%	12.92%
Russell 3000® Index	17.15%	13.15%	14.29%
Visit www.ftportfolios.com/etf/QABA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$79,238,895
Total number of portfolio holdings	153
Total advisory fee paid	$393,750
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Wintrust Financial Corp.	4.6%
Commerce Bancshares, Inc.	3.6%
United Bankshares, Inc.	2.7%
Hancock Whitney Corp.	2.6%
Bank OZK	2.6%
Eastern Bankshares, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Texas Capital Bancshares, Inc.	2.0%
International Bancshares Corp.	2.0%
TFS Financial Corp.	1.9%
Industry Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QABA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq OMX®, OMX®, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Associations, respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Dividend StrengthTM ETF
FTDS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$76	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.35% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Dow Jones U.S. Select Dividend Index, which returned 12.12% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 30.2% and contributed 5.4% to the overall Fund return, the greatest contribution of any sector. Investments in the Consumer Staples sector contributed -1.4% to the overall Fund return, the most negative contribution of any sector, and held an average weight of 3.7%.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dividend StrengthTM ETF	13.35%	8.73%	10.38%
The Dividend StrengthTMIndex(1) (2)	14.23%	N/A	N/A
S&P 500® Index	17.88%	14.42%	14.82%
Dow Jones U.S. Select Dividend Index	12.12%	12.43%	10.83%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)
On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

(2)
Because the Fund’s underlying index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.

Visit www.ftportfolios.com/etf/FTDS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$28,183,061
Total number of portfolio holdings	51
Total advisory fee paid	$100,474
Portfolio turnover rate	132%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Halliburton Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.4%
Merck & Co., Inc.	2.4%
Cummins, Inc.	2.4%
Huntington Ingalls Industries, Inc.	2.3%
SLB Ltd.	2.2%
East West Bancorp, Inc.	2.2%
Western Alliance Bancorp	2.2%
Coterra Energy, Inc.	2.2%
Devon Energy Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTDS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dividend StrengthTM ETF (FTDS)

First Trust Dow 30 Equal Weight ETF
EDOW | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$55	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.47% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Dow Jones Industrial Average®, which returned 14.92% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 20.2% and contributed 4.1% to the overall Fund return. With an average weight of 17.1%, investments in the Financials sector contributed 5.1% to the overall Fund return, the greatest contribution of any sector. Investments in the Materials and Consumer Discretionary sectors each contributed -0.1% to the overall Fund return, the most negative contributions of any sectors, and held average weights of 3.2% and 12.9%, respectively.
FUND PERFORMANCE (August 8, 2017 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (8/8/17)
First Trust Dow 30 Equal Weight ETF	15.47%	10.66%	11.07%
Dow Jones Industrial Average® Equal Weight Index	16.11%	11.25%	11.71%
Dow Jones Industrial Average®	14.92%	11.58%	12.02%
S&P 500® Index	17.88%	14.42%	14.77%
Visit www.ftportfolios.com/etf/EDOW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$227,353,268
Total number of portfolio holdings	31
Total advisory fee paid	$1,128,849
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	3.6%
Merck & Co., Inc.	3.6%
Visa, Inc., Class A	3.6%
Walt Disney (The) Co.	3.5%
Travelers (The) Cos., Inc.	3.4%
JPMorgan Chase & Co.	3.4%
Amgen, Inc.	3.4%
Procter & Gamble (The) Co.	3.4%
Verizon Communications, Inc.	3.4%
Honeywell International, Inc.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EDOW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow 30 Equal Weight ETF (EDOW)

First Trust Lunt U.S. Factor Rotation ETF
FCTR | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$69	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.47% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Nasdaq US 500 Large CapTM Index, which returned 17.32% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 31.8% and contributed 4.5% to the overall Fund return, the greatest contribution of any sector. Investments in the Utilities and Energy sectors each contributed -0.4% to the overall Fund return, the most negative contributions of any sectors, and held average weights of 3.3% and 3.7%, respectively.
FUND PERFORMANCE (July 25, 2018 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (7/25/18)
First Trust Lunt U.S. Factor Rotation ETF	8.47%	4.74%	8.85%
Lunt Capital Large Cap Factor Rotation Index	9.19%	5.50%	9.65%
Nasdaq US 500 Large CapTM Index	17.32%	13.80%	14.37%
S&P 500® Index	17.88%	14.42%	14.37%
Visit www.ftportfolios.com/etf/FCTR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$53,486,199
Total number of portfolio holdings	160
Total advisory fee paid	$399,967
Portfolio turnover rate	371%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	3.1%
Rocket Lab Corp.	2.7%
Intel Corp.	2.1%
Western Digital Corp.	1.9%
Robinhood Markets, Inc., Class A	1.9%
Seagate Technology Holdings PLC	1.5%
Micron Technology, Inc.	1.4%
Dollar Tree, Inc.	1.3%
General Motors Co.	1.3%
Marvell Technology, Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Lunt Capital Management, Inc. (“Lunt”) and Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Lunt Index to track general stock performance.
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

First Trust S&P 500
Diversified Free Cash Flow ETF
FCFY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$66	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.62% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 31.1% and contributed 3.2% to the overall Fund return. With an average weight of 14.3%, the Financials sector contributed 4.0% to the Fund’s return, the greatest return contribution of any sector. Investments in the Real Estate sector contributed -0.2% to the overall Fund return, the most negative contribution of any sector, and held an average weight of 2.1%.
FUND PERFORMANCE (August 23, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (8/23/23)
First Trust S&P 500 Diversified Free Cash Flow ETF	16.62%	16.41%
S&P 500® Sector-Neutral FCF Index	17.42%	17.18%
S&P 500® Index	17.88%	21.88%
Visit www.ftportfolios.com/etf/FCFY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,382,073
Total number of portfolio holdings	102
Total advisory fee paid	$7,615
Portfolio turnover rate	78%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Skyworks Solutions, Inc.	3.5%
Cognizant Technology Solutions Corp., Class A	3.0%
Fox Corp., Class A	2.9%
Gartner, Inc.	2.8%
EPAM Systems, Inc.	2.6%
Accenture PLC, Class A	2.6%
HP, Inc.	2.5%
ON Semiconductor Corp.	2.4%
QUALCOMM, Inc.	2.3%
Adobe, Inc.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral FCF Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

FT Vest Gold Strategy Quarterly Buffer ETF
BGLD | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$106(1)	0.90%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.46% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period. This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	17.88%
GLD Options (Buffer and Cap)	17.48%
Fees and Expenses	-0.90%
The Fund seeks to provide returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “GLD”), up to a predetermined upside cap while providing a buffer against GLD losses between -5% and -15% over each of the quarterly target outcome periods. During the Period, the Fund held U.S. Treasuries, money market funds, and various options on GLD. This combination provided the buffer, and also set a cap, or limit, on upside performance. The Fund’s options strategy sets a quarterly cap on Fund performance, and thus limits the Fund’s performance for each quarterly roll period (ending February 28, May 31, August 31, and November 30). Due to these caps, the Fund underperformed GLD.
FUND PERFORMANCE (January 20, 2021 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (1/20/21)
FT Vest Gold Strategy Quarterly Buffer ETF	34.46%	11.51%
LBMA Gold Price	67.41%	18.89%
S&P 500® Index	17.88%	14.00%
Visit www.ftportfolios.com/etf/BGLD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain expenses had not been reimbursed by the investment advisor and sub-advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$52,967,815
Total number of portfolio holdings	5
Total advisory fee paid	$589,061
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	92.5%
Money Market Funds	0.6%
Purchased Options	8.5%
Written Options	(1.6%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BGLD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Target Income ETF®
IGLD | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$106	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 47.39% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities/Synthetic equities on GLD	17.88%
GLD Options (Short Calls)	30.36%
Fees and Expenses	-0.85%
The Fund held securities with the economic equivalent to a long position (“Synthetic Long”) in SPDR® Gold Shares (“GLD”). In addition, the Fund sold (wrote) a varying amount of one-month at-the-money covered call options on GLD each month. The net effect of the Synthetic Long position in GLD and the sold options allows the Fund to participate in GLD rallies at a rate less than 100%. Due to the strong positive performance of GLD during 2025, the Fund was negatively impacted by this options strategy, which is generally expected to benefit the Fund’s portfolio most during gold market downturns.
FUND PERFORMANCE (March 2, 2021 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (3/2/21)
FT Vest Gold Strategy Target Income ETF®	47.39%	14.68%
LBMA Gold Price	67.41%	21.21%
S&P 500® Index	17.88%	14.19%
Visit www.ftportfolios.com/etf/IGLD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2025 distributions, including any return of capital, will be made after the end of 2025 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$447,114,800
Total number of portfolio holdings	5
Total advisory fee paid	$2,147,744
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	142.2%
Money Market Funds	0.4%
Purchased Options	1.0%
Written Options	(43.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Gold Strategy Target Income ETF® (IGLD)

First Trust WCM Developing
World Equity ETF
WCME | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$113	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 35.20% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 33.57% for the same Period.
This outperformance can be attributed to the following factors:
  Positive selection effect in the information technology sector. During the Period, the Fund’s information technology holdings delivered a total return of approximately 85%, materially higher than the 55% total return for the benchmark’s information technology constituents. The Fund’s strong performance in information technology was the result of several holdings across South Korea, Brazil, Taiwan, and North America.
  Positive selection effect in the health care sector. The Fund’s total health care return was approximately 36% for the Period, driven mainly by Malaysia and Israel. This performance was materially higher than the approximately 12% return in health care stocks for the benchmark.
  Positive selection effect in the communication services sector. This resulted from the Fund’s exposure to a Mexican cable operator which performed strongly during the Period.
  Positive allocation effect in the energy, utilities, and real estate sectors. The three were laggards during the Period and the Fund was underweight all three sectors relative to the benchmark.

The above-mentioned contributors were partly offset by the following detractors:
  Negative allocation effect and negative selection effect in the materials sector. This was the result of being underweight African, Mexican, and South American metals and mining companies during the Period.
  Negative selection effect in the consumer discretionary sector. An overweight to emerging market e-commerce companies, as well as other holdings in the Chinese consumer discretionary sector detracted from relative performance during the Period.
  Negative selection effect in the financials sector. The Fund’s financials holdings in Indonesia, India, and Singapore underperformed the benchmark’s financials sector performance, which was largely driven by strong returns in Latin America, South Korea, and China.
  Negative allocation effect in the health care sector. This resulted from an overweight position relative to the benchmark. Emerging market health care was a relatively weak performing sector overall during the Period.
  Negative allocation effect in the information technology sector. This resulted from an underweight position relative to the benchmark. Emerging market information technology was a strong performing sector during the Period.
FUND PERFORMANCE (March 31, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (3/31/20)
First Trust WCM Developing World Equity ETF	35.20%	4.22%	11.88%
MSCI Emerging Markets Index	33.57%	4.20%	11.82%
Visit www.ftportfolios.com/etf/WCME for more recent performance information.
Effective October 7, 2024, the WCM Developing World Equity Fund (the “Predecessor Mutual Fund”) was reorganized into the Fund. Information presented prior to October 7, 2024 is the performance of the Institutional Class Shares of the Predecessor Mutual Fund.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$17,725,401
Total number of portfolio holdings	33
Total advisory fee paid	$79,000
Portfolio turnover rate	62%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
SK hynix, Inc.	4.3%
Tencent Holdings Ltd.	4.0%
Teva Pharmaceutical Industries Ltd., ADR	4.0%
AIA Group Ltd.	3.9%
B3 S.A. - Brasil Bolsa Balcao	3.8%
Credicorp Ltd.	3.6%
ICICI Bank Ltd., ADR	3.2%
Bid Corp., Ltd.	3.2%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCME to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM Developing World Equity ETF (WCME)

First Trust WCM International Equity ETF
WCMI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$99	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.51% for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI ACWI ex-USA Index, which returned 32.39% for the same Period.
This underperformance can be attributed to the following factors:
  Negative selection effect in the financials sector. This was due to the Fund’s low average weighting in Western European, Canadian, and Japanese banks, all of which contributed meaningfully to the benchmark’s performance. The Fund’s financials sector exposure included two Indian banks, a Singaporean bank, and several diversified financials and insurance companies. In aggregate for the Period, the Fund’s total return in the financials sector was approximately 13%, underperforming the benchmark’s financials sector exposure which was up 45%.
  Negative selection effect in the consumer discretionary sector. The Fund’s consumer discretionary performance was roughly flat for the Period, underperforming the benchmark’s approximately 17% total return from the sector.
  Negative allocation effect and negative selection effect in the health care sector. The health care sector was a relative laggard during the Period, and the Fund’s average exposure to health care was materially higher than that of the benchmark. In aggregate for the Period, the Fund’s health care stocks also underperformed the benchmark’s health care sector return. This was attributable to a lack of exposure to Chinese pharmaceuticals, as well as relatively weak performance across four of the Fund’s Western European health care holdings.
  Negative allocation effect and negative selection effect in the materials sector. This resulted from the Fund’s low exposure to North American and Asian metals & mining stocks relative to the benchmark during the Period.

The above-mentioned detractors were mostly offset by the following contributors:
  Positive selection effect in the industrials sector. The Fund’s total return in the industrials sector was significantly higher than that of the benchmark, driven by strong performance in the Fund’s capital goods/aerospace & defense holdings.
  Positive selection effect in the information technology sector. The Fund’s information technology total return was significantly higher than that of the benchmark during the Period, driven by strong performance from the Fund’s software and technology hardware/equipment holdings.
  Positive selection effect in the communication services sector. The Fund’s North American and Western European communication services exposure contributed positively to both absolute and relative performance during the Period.
FUND PERFORMANCE (March 31, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (3/31/20)
First Trust WCM International Equity ETF	30.51%	8.23%	14.09%
MSCI ACWI ex-USA Index	32.39%	7.91%	13.88%
Visit www.ftportfolios.com/etf/WCMI for more recent performance information.
Effective October 7, 2024, the WCM International Equity Fund (the “Predecessor Mutual Fund”) was reorganized into the Fund. Information presented prior to October 7, 2024 is the performance of the Institutional Class Shares of the Predecessor Mutual Fund.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$792,707,661
Total number of portfolio holdings	48
Total advisory fee paid	$2,957,109
Portfolio turnover rate	111%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	7.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Babcock International Group PLC	5.2%
Prosus N.V.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.3%
Siemens Energy AG	2.8%
Societe Generale S.A.	2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2.7%
Brookfield Corp.	2.6%
Sony Group Corp., ADR	2.4%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/WCMI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund added the ability to utilize a value style of investing. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/WCMI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust WCM International Equity ETF (WCMI)

FT Vest Bitcoin Strategy
Floor15 ETF - April
BFAP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - April (the “Fund”) for the period of April 3, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - April	$70(1)	0.90%(2)
(1)	The Fund commenced investment operations on April 3, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.05% for the period from the Fund’s inception on April 3, 2025 through December 31, 2025. The Fund outperformed its benchmark, the Bloomberg Bitcoin Index, which returned 6.62% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.02%
Changes in other Variables	5.70%
Expenses (pro-rated annual expense ratio)	-0.67%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 3, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	Since Inception (4/3/25)
FT Vest Bitcoin Strategy Floor15 ETF - April	7.05%
Bloomberg Bitcoin Index	6.62%
S&P 500® Index	28.04%
Visit www.ftportfolios.com/etf/BFAP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,816,093
Total number of portfolio holdings	9
Total advisory fee paid	$36,427
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.3%
Purchased Options	1,161.6%
Written Options	(1,062.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)

FT Vest Bitcoin Strategy
Floor15 ETF - July
BFJL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - July (the “Fund”) for the period of June 30, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - July	$44(1)	0.90%(2)
(1)	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -7.67% for the period from the Fund’s inception on June 30, 2025 through December 31, 2025. The Fund outperformed its benchmark, the Bloomberg Bitcoin Index, which returned -18.77% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	-6.86%
Changes in other Variables	-0.36%
Expenses (pro-rated annual expense ratio)	-0.45%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
 * The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 30, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	Since Inception (6/30/25)
FT Vest Bitcoin Strategy Floor15 ETF - July	-7.67%
Bloomberg Bitcoin Index	-18.77%
S&P 500® Index	11.00%
Visit www.ftportfolios.com/etf/BFJL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$2,718,523
Total number of portfolio holdings	9
Total advisory fee paid	$12,726
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.3%
Purchased Options	1,402.7%
Written Options	(1,304.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)

FT Vest Bitcoin Strategy
Floor15 ETF - October
BFOC | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - October (the “Fund”) for the period of September 30, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - October	$22(1)	0.90%(2)
(1)	The Fund commenced investment operations on September 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -8.94% for the period from the Fund’s inception on September 30, 2025 through December 31, 2025. The Fund outperformed its benchmark, the Bloomberg Bitcoin Index, which returned -23.56% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	-7.31%
Changes in other Variables	-1.40%
Expenses (pro-rated annual expense ratio)	-0.23%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 30, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	Since Inception (9/30/25)
FT Vest Bitcoin Strategy Floor15 ETF - October	-8.94%
Bloomberg Bitcoin Index	-23.56%
S&P 500® Index	2.66%
Visit www.ftportfolios.com/etf/BFOC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,203,375
Total number of portfolio holdings	9
Total advisory fee paid	$9,616
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.9%
Purchased Options	1,456.2%
Written Options	(1,358.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)

FT Vest Bitcoin Strategy
& Target Income ETF
DFII | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”) for the period of April 2, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy & Target Income ETF	$64(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 2, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.63% for the period from the Fund’s inception on April 2, 2025 through December 31, 2025. The Fund underperformed its benchmark, the Bloomberg Bitcoin Index, which returned 0.82% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	0.30%
Changes in other Variables	-0.29%
Expenses (pro-rated annual expense ratio)	-0.64%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 2, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	Since Inception (4/2/25)
FT Vest Bitcoin Strategy & Target Income ETF	-0.63%
Bloomberg Bitcoin Index	0.82%
S&P 500® Index	21.85%
Visit www.ftportfolios.com/etf/DFII for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2025 distributions, including any return of capital, will be made after the end of 2025 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$18,633,284
Total number of portfolio holdings	8
Total advisory fee paid	$65,099
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.4%
Purchased Options	1,739.5%
Written Options	(1,642.5%)
Net Other Assets and Liabilities	1.6%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DFII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $514,000 for the fiscal year ended 2024 and $581,500 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $224,824 for the fiscal year ended 2024 and $262,407 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $224,824 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2025 were $262,407 for the Registrant, $28,620 for the Registrant’s investment advisor and $32,940 for the Registrant’s distributor.

(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength® ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)
First Trust Growth StrengthTM ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.8%
16,732	National Presto Industries, Inc.	$1,786,308
	Automobile Components — 2.7%
375,248	American Axle & Manufacturing Holdings, Inc. (a)	2,405,340
66,071	Standard Motor Products, Inc.	2,434,716
13,231	Strattec Security Corp. (a)	1,007,408
		5,847,464
	Banks — 30.8%
68,894	Bridgewater Bancshares, Inc. (a)	1,207,712
93,626	Business First Bancshares, Inc.	2,447,384
9,622	C&F Financial Corp.	698,461
70,509	California BanCorp	1,316,403
53,498	Camden National Corp.	2,320,743
36,039	Capital Bancorp, Inc.	1,015,219
43,710	Capital City Bank Group, Inc.	1,860,735
69,826	Carter Bankshares, Inc. (a)	1,372,779
84,815	Central Pacific Financial Corp.	2,642,835
43,697	ChoiceOne Financial Services, Inc.	1,289,935
65,590	Civista Bancshares, Inc.	1,457,410
92,393	CNB Financial Corp.	2,417,925
53,904	Community West Bancshares	1,212,840
48,246	Equity Bancshares, Inc., Class A	2,154,184
119,037	Farmers National Banc Corp.	1,585,573
26,316	First Business Financial Services, Inc.	1,428,959
37,466	First Financial Corp.	2,263,696
24,263	First Western Financial, Inc. (a)	650,491
13,310	Franklin Financial Services Corp.	668,162
26,176	Great Southern Bancorp, Inc.	1,611,395
93,882	Hanmi Financial Corp.	2,537,630
21,778	Home Bancorp, Inc.	1,258,768
42,658	HomeTrust Bancshares, Inc.	1,831,734
161,919	Horizon Bancorp, Inc.	2,746,146
182,154	Kearny Financial Corp.	1,349,761
123,531	NB Bancorp, Inc.	2,448,384
114,971	Northfield Bancorp, Inc.	1,314,118
32,593	Northpointe Bancshares, Inc.	546,911
69,839	Northrim BanCorp, Inc.	1,858,416
36,708	OP Bancorp	518,317
32,962	Orange County Bancorp, Inc.	941,065
61,645	Orrstown Financial Services, Inc.	2,183,466
50,127	Peapack-Gladstone Financial Corp.	1,396,037
29,071	Peoples Financial Services Corp.	1,416,048
39,342	RBB Bancorp	812,019
65,600	Riverview Bancorp, Inc.	329,312
97,223	Shore Bancshares, Inc.	1,718,903
Shares	Description	Value

	Banks (Continued)
46,296	SmartFinancial, Inc.	$1,712,489
38,525	South Plains Financial, Inc.	1,494,770
29,748	Southern Missouri Bancorp, Inc.	1,758,702
39,972	Third Coast Bancshares, Inc. (a)	1,519,336
58,246	TrustCo Bank Corp.	2,407,307
51,179	Western New England Bancorp, Inc.	645,879
		66,368,359
	Biotechnology — 4.7%
423,168	CytomX Therapeutics, Inc. (a)	1,802,696
122,667	Puma Biotechnology, Inc. (a)	729,869
57,383	Rigel Pharmaceuticals, Inc. (a)	2,457,714
162,514	Stoke Therapeutics, Inc. (a)	5,158,194
		10,148,473
	Building Products — 0.9%
61,382	Insteel Industries, Inc.	1,943,968
	Capital Markets — 0.6%
7,953	Diamond Hill Investment Group, Inc.	1,348,034
	Chemicals — 1.6%
43,495	Flotek Industries, Inc. (a)	749,419
62,008	Koppers Holdings, Inc.	1,679,176
177,514	Orion S.A.	937,274
		3,365,869
	Commercial Services & Supplies — 1.5%
142,289	Deluxe Corp.	3,177,313
	Communications Equipment — 0.4%
11,798	BK Technologies Corp. (a)	880,013
	Construction & Engineering — 2.8%
96,807	Ameresco, Inc., Class A (a)	2,835,477
30,381	NWPX Infrastructure, Inc. (a)	1,898,509
119,837	Orion Group Holdings, Inc. (a)	1,191,180
		5,925,166
	Consumer Finance — 2.6%
108,954	NerdWallet, Inc., Class A (a)	1,476,327
87,458	OppFi, Inc.	914,811
123,343	PRA Group, Inc. (a)	2,181,937
27,943	Regional Management Corp.	1,082,791
		5,655,866
	Consumer Staples Distribution & Retail — 0.5%
29,570	Village Super Market, Inc., Class A	1,046,630
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 2.5%
81,540	GigaCloud Technology, Inc., Class A (a)	$3,202,891
62,328	Gold.com, Inc.	2,122,269
		5,325,160
	Diversified Consumer Services — 2.0%
57,174	American Public Education, Inc. (a)	2,161,177
49,777	Carriage Services, Inc.	2,105,567
		4,266,744
	Diversified Telecommunication Services — 0.2%
10,504	GCI Liberty, Inc., Class A (a)	387,282
	Electric Utilities — 0.4%
66,180	Genie Energy Ltd., Class B	911,960
	Electrical Equipment — 1.0%
6,866	Espey Mfg. & Electronics Corp.	323,595
98,298	LSI Industries, Inc.	1,800,819
		2,124,414
	Electronic Equipment, Instruments & Components — 2.4%
12,909	Climb Global Solutions, Inc.	1,326,916
21,575	Frequency Electronics, Inc. (a)	1,161,598
76,943	Kimball Electronics, Inc. (a)	2,140,554
8,244	M-Tron Industries, Inc. (a)	438,746
		5,067,814
	Energy Equipment & Services — 3.4%
38,954	Energy Services of America Corp.	318,254
69,697	Flowco Holdings, Inc., Class A	1,306,122
34,570	Natural Gas Services Group, Inc.	1,163,281
44,415	Ranger Energy Services, Inc., Class A	620,922
422,831	TETRA Technologies, Inc. (a)	3,961,926
		7,370,505
	Financial Services — 2.9%
80,291	Alerus Financial Corp.	1,808,153
36,814	Cass Information Systems, Inc.	1,528,517
11,974	Finance Of America Cos., Inc., Class A (a)	289,891
85,845	NewtekOne, Inc.	974,341
20,128	Onity Group, Inc. (a)	921,661
30,745	Velocity Financial, Inc. (a)	638,266
		6,160,829
Shares	Description	Value

	Food Products — 1.7%
28,601	John B Sanfilippo & Son, Inc.	$2,019,230
15,533	Seneca Foods Corp., Class A (a)	1,718,416
		3,737,646
	Health Care Equipment & Supplies — 0.1%
5,775	Pro-Dex, Inc. (a) (b)	222,222
	Health Care Providers & Services — 1.2%
11,415	Nutex Health, Inc. (a) (b)	1,879,137
104,566	Viemed Healthcare, Inc. (a)	776,926
		2,656,063
	Hotels, Restaurants & Leisure — 0.8%
8,275	Nathan’s Famous, Inc.	774,292
227,408	Portillo’s, Inc., Class A (a)	1,032,432
		1,806,724
	Household Durables — 1.3%
151,525	Cricut, Inc., Class A (b)	750,049
14,602	Hovnanian Enterprises, Inc., Class A (a)	1,424,279
28,675	Legacy Housing Corp. (a)	559,736
		2,734,064
	Household Products — 1.1%
25,627	Central Garden & Pet Co. (a)	823,908
32,793	Oil-Dri Corp. of America	1,604,889
		2,428,797
	Industrial REITs — 1.4%
140,845	Plymouth Industrial REIT, Inc.	3,081,689
	Insurance — 5.4%
78,625	American Coastal Insurance Corp.	993,034
21,662	American Integrity Insurance Group, Inc. (a)	451,219
53,033	Donegal Group, Inc., Class A	1,059,599
70,209	Heritage Insurance Holdings, Inc. (a)	2,054,315
4,954	Investors Title Co.	1,236,717
37,121	Kingstone Cos, Inc.	624,746
69,368	United Fire Group, Inc.	2,521,527
79,807	Universal Insurance Holdings, Inc.	2,697,477
		11,638,634
	Interactive Media & Services — 0.1%
37,515	Arena Group Holdings (The), Inc. (a)	150,060
	Leisure Products — 0.6%
140,184	Smith & Wesson Brands, Inc.	1,383,616
	Machinery — 2.3%
72,842	Douglas Dynamics, Inc.	2,378,291
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
84,480	Luxfer Holdings PLC	$1,143,014
112,139	Manitowoc (The) Co., Inc. (a)	1,344,547
		4,865,852
	Marine Transportation — 1.4%
120,304	Genco Shipping & Trading Ltd.	2,217,203
106,813	Pangaea Logistics Solutions Ltd.	734,873
		2,952,076
	Media — 2.8%
216,284	EW Scripps (The) Co., Class A (a)	862,973
262,653	Gray Media, Inc.	1,271,241
124,819	Sinclair, Inc.	1,909,731
393,170	USA Today Co., Inc. (a)	2,024,825
		6,068,770
	Oil, Gas & Consumable Fuels — 2.1%
108,768	Amplify Energy Corp. (a)	497,070
60,694	Epsilon Energy Ltd.	281,620
2,085	PrimeEnergy Resources Corp. (a) (b)	356,535
31,949	Riley Exploration Permian, Inc.	843,454
99,838	SandRidge Energy, Inc.	1,440,662
329,604	VAALCO Energy, Inc.	1,199,758
		4,619,099
	Passenger Airlines — 1.1%
166,654	Sun Country Airlines Holdings, Inc. (a)	2,398,151
	Personal Care Products — 0.5%
44,803	Nature’s Sunshine Products, Inc. (a)	966,849
	Pharmaceuticals — 0.4%
131,308	SIGA Technologies, Inc.	802,292
	Professional Services — 1.9%
56,850	Mistras Group, Inc. (a)	719,152
15,229	RCM Technologies, Inc. (a)	311,357
11,590	Resolute Holdings Management, Inc. (a) (b)	2,392,524
53,696	TaskUS, Inc., Class A (a)	633,076
		4,056,109
	Real Estate Management & Development — 0.2%
63,406	RE/MAX Holdings, Inc., Class A (a)	481,252
	Retail REITs — 0.9%
141,940	Whitestone REIT	1,971,547
Shares	Description	Value

	Software — 1.3%
60,086	Consensus Cloud Solutions, Inc. (a)	$1,311,077
120,219	OneSpan, Inc.	1,543,612
		2,854,689
	Specialty Retail — 2.3%
24,862	America’s Car-Mart, Inc. (a)	628,014
170,553	Arhaus, Inc. (a)	1,911,899
38,255	Build-A-Bear Workshop, Inc.	2,343,884
		4,883,797
	Technology Hardware, Storage & Peripherals — 1.6%
19,801	CPI Card Group, Inc. (a)	290,679
222,476	Eastman Kodak Co. (a)	1,882,147
86,031	Immersion Corp.	585,011
43,346	Turtle Beach Corp. (a)	608,144
		3,365,981
	Textiles, Apparel & Luxury Goods — 0.8%
49,577	Movado Group, Inc.	1,022,278
23,692	Rocky Brands, Inc.	694,886
		1,717,164
	Trading Companies & Distributors — 0.7%
121,292	Hudson Technologies, Inc. (a)	830,850
27,324	Karat Packaging, Inc.	616,703
		1,447,553
	Water Utilities — 0.8%
47,343	Consolidated Water Co., Ltd.	1,670,734
	Wireless Telecommunication Services — 0.4%
65,119	Spok Holdings, Inc.	858,920
	Total Common Stocks	214,928,521
	(Cost $188,091,507)
MONEY MARKET FUNDS — 0.1%
260,737	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	260,737
	(Cost $260,737)

See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$2,164,147	Bank of America Corp., 3.82% (c), dated 12/31/25, due 01/02/26, with a maturity value of $2,164,606. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $2,207,431. (d)	$2,164,147
	(Cost $2,164,147)

	Total Investments — 101.0%	217,353,405
	(Cost $190,516,391)
	Net Other Assets and Liabilities — (1.0)%	(2,187,871)
	Net Assets — 100.0%	$215,165,534

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,973,215 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,164,147.

(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$214,928,521	$214,928,521	$—	$—
Money Market Funds	260,737	260,737	—	—
Repurchase Agreements	2,164,147	—	2,164,147	—
Total Investments	$217,353,405	$215,189,258	$2,164,147	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,973,215
Non-cash Collateral(2)	(1,973,215)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,164,147
Non-cash Collateral(4)	(2,164,147)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.7%
	Air Freight & Logistics — 3.2%
1,996,858	United Parcel Service, Inc., Class B	$198,068,345
	Automobiles — 1.5%
7,059,616	Ford Motor Co.	92,622,162
	Banks — 10.2%
227,231	Associated Banc-Corp.	5,853,471
223,150	Atlantic Union Bankshares Corp.	7,877,195
153,269	Bank OZK	7,053,439
187,893	Cadence Bank	8,049,336
570,441	Citizens Financial Group, Inc.	33,319,459
583,950	Columbia Banking System, Inc.	16,321,402
168,642	Comerica, Inc.	14,660,049
926,448	Fifth Third Bancorp	43,367,031
2,209,443	Huntington Bancshares, Inc.	38,333,836
1,567,005	KeyCorp	32,342,983
532,427	PNC Financial Services Group (The), Inc.	111,133,488
1,358,420	Regions Financial Corp.	36,813,182
2,210,775	Truist Financial Corp.	108,792,238
2,474,422	U.S. Bancorp	132,035,158
214,913	United Bankshares, Inc.	8,252,659
668,995	Valley National Bancorp	7,813,862
179,988	Zions Bancorp N.A.	10,536,497
		622,555,285
	Beverages — 4.9%
2,105,350	PepsiCo, Inc.	302,159,832
	Capital Markets — 1.4%
623,018	Franklin Resources, Inc.	14,883,900
437,112	Invesco Ltd.	11,482,932
167,740	Janus Henderson Group PLC	7,979,392
146,832	Lazard, Inc.	7,130,162
414,550	T. Rowe Price Group, Inc.	42,441,629
		83,918,015
	Chemicals — 0.3%
249,243	Eastman Chemical Co.	15,909,181
	Consumer Finance — 0.3%
307,088	OneMain Holdings, Inc.	20,743,794
	Consumer Staples Distribution & Retail — 1.4%
875,393	Target Corp.	85,569,666
	Containers & Packaging — 1.5%
5,657,203	Amcor PLC	47,181,073
971,070	Smurfit WestRock PLC	37,551,277
198,990	Sonoco Products Co.	8,683,923
		93,416,273
Shares	Description	Value

	Diversified Telecommunication Services — 10.8%
7,085,169	Comcast Corp., Class A	$211,775,701
11,089,913	Verizon Communications, Inc.	451,692,157
		663,467,858
	Electric Utilities — 5.5%
665,668	American Electric Power Co., Inc.	76,758,177
891,839	Edison International	53,528,177
342,378	Evergy, Inc.	24,818,981
623,449	Eversource Energy	41,976,821
1,467,196	Exelon Corp.	63,955,074
807,592	FirstEnergy Corp.	36,155,894
312,522	OGE Energy Corp.	13,344,689
195,595	Pinnacle West Capital Corp.	17,349,277
187,683	Portland General Electric Co.	9,006,907
		336,893,997
	Food Products — 3.5%
628,131	Archer-Daniels-Midland Co.	36,111,251
406,350	Campbell’s (The) Co.	11,324,975
1,536,181	Conagra Brands, Inc.	26,591,293
1,113,464	General Mills, Inc.	51,776,076
554,444	Hormel Foods Corp.	13,140,323
180,341	J.M. Smucker (The) Co.	17,639,153
2,235,241	Kraft Heinz (The) Co.	54,204,594
		210,787,665
	Gas Utilities — 0.6%
162,810	New Jersey Resources Corp.	7,508,797
77,287	ONE Gas, Inc.	5,970,421
86,826	Spire, Inc.	7,180,510
335,950	UGI Corp.	12,574,609
		33,234,337
	Health Care Providers & Services — 2.3%
1,728,813	CVS Health Corp.	137,198,600
	Hotels, Restaurants & Leisure — 0.1%
82,788	Travel + Leisure Co.	5,839,038
	Household Durables — 0.1%
104,834	Whirlpool Corp.	7,562,725
	Household Products — 0.4%
239,714	Clorox (The) Co.	24,170,363
82,719	Reynolds Consumer Products, Inc.	1,895,919
		26,066,282
	Independent Power and Renewable Electricity Producers — 0.3%
1,417,482	AES (The) Corp.	20,326,692
	Insurance — 2.4%
19,876	F&G Annuities & Life, Inc.	613,175
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
356,948	Fidelity National Financial, Inc.	$19,485,791
137,573	First American Financial Corp.	8,452,485
280,138	Lincoln National Corp.	12,474,545
316,393	Principal Financial Group, Inc.	27,909,026
667,353	Prudential Financial, Inc.	75,330,807
		144,265,829
	Leisure Products — 0.2%
178,119	Hasbro, Inc.	14,605,758
	Machinery — 0.3%
276,022	Stanley Black & Decker, Inc.	20,502,914
	Media — 0.9%
40,919	Nexstar Media Group, Inc.	8,308,603
485,673	Omnicom Group, Inc.	39,218,095
371,736	Sirius XM Holdings, Inc.	7,432,861
		54,959,559
	Multi-Utilities — 0.2%
109,303	Black Hills Corp.	7,587,814
90,948	Northwestern Energy Group, Inc.	5,869,784
		13,457,598
	Oil, Gas & Consumable Fuels — 26.5%
541,280	APA Corp.	13,239,709
3,376,929	Chevron Corp.	514,677,749
1,757,667	ConocoPhillips	164,535,208
987,067	Coterra Energy, Inc.	25,979,603
790,705	EOG Resources, Inc.	83,031,932
5,183,511	Exxon Mobil Corp.	623,783,714
3,315,621	Kinder Morgan, Inc.	91,146,421
209,889	Murphy Oil Corp.	6,559,031
1,343,629	ONEOK, Inc.	98,756,732
		1,621,710,099
	Pharmaceuticals — 14.9%
3,843,800	Bristol-Myers Squibb Co.	207,334,572
3,199,321	Merck & Co., Inc.	336,760,528
14,886,829	Pfizer, Inc.	370,682,042
		914,777,142
	Semiconductors & Semiconductor Equipment — 0.3%
239,886	Skyworks Solutions, Inc.	15,211,171
	Specialty Retail — 0.4%
402,134	Best Buy Co., Inc.	26,914,829
	Technology Hardware, Storage & Peripherals — 0.6%
1,710,308	HP, Inc.	38,105,662
	Tobacco — 4.6%
4,824,263	Altria Group, Inc.	278,167,005
Shares	Description	Value

	Trading Companies & Distributors — 0.1%
66,418	MSC Industrial Direct Co., Inc., Class A	$5,585,754
	Total Common Stocks	6,104,603,067
	(Cost $5,635,263,707)
MONEY MARKET FUNDS — 0.1%
7,275,490	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	7,275,490
	(Cost $7,275,490)

	Total Investments — 99.8%	6,111,878,557
	(Cost $5,642,539,197)
	Net Other Assets and Liabilities — 0.2%	12,315,643
	Net Assets — 100.0%	$6,124,194,200

(a)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,104,603,067	$6,104,603,067	$—	$—
Money Market Funds	7,275,490	7,275,490	—	—
Total Investments	$6,111,878,557	$6,111,878,557	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.7%
69,633	Karman Holdings, Inc. (a)	$5,095,046
105,607	StandardAero, Inc. (a)	3,028,809
		8,123,855
	Automobile Components — 0.3%
67,547	BorgWarner, Inc.	3,043,668
	Automobiles — 1.1%
645,124	Rivian Automotive, Inc., Class A (a)	12,715,394
	Banks — 0.5%
48,290	Cadence Bank	2,068,744
37,381	Nicolet Bankshares, Inc.	4,534,315
		6,603,059
	Beverages — 0.5%
107,886	Vita Coco (The) Co., Inc. (a)	5,719,037
	Biotechnology — 2.4%
172,399	Bridgebio Pharma, Inc. (a)	13,186,800
25,470	CG Oncology, Inc. (a)	1,057,514
70,602	Exelixis, Inc. (a)	3,094,486
34,095	Ionis Pharmaceuticals, Inc. (a)	2,697,255
20,319	Nuvalent, Inc., Class A (a)	2,043,888
8,849	Regeneron Pharmaceuticals, Inc.	6,830,278
		28,910,221
	Capital Markets — 3.8%
21,427	Miami International Holdings, Inc. (a)	950,930
236,988	Robinhood Markets, Inc., Class A (a)	26,803,343
282,417	TPG, Inc.	18,029,501
		45,783,774
	Chemicals — 0.8%
200,469	Solstice Advanced Materials, Inc. (a)	9,738,784
	Commercial Services & Supplies — 0.3%
39,199	Veralto Corp.	3,911,276
	Communications Equipment — 1.2%
37,311	Lumentum Holdings, Inc. (a)	13,752,462
35,590	Viasat, Inc. (a)	1,226,431
		14,978,893
	Construction & Engineering — 0.6%
211,960	Centuri Holdings, Inc. (a)	5,351,990
10,737	Everus Construction Group, Inc. (a)	918,658
27,717	Legence Corp., Class A (a)	1,192,939
		7,463,587
Shares	Description	Value

	Construction Materials — 1.6%
357,975	Amrize Ltd. (a)	$19,359,288
	Consumer Finance — 2.0%
17,898	Dave, Inc. (a)	3,962,796
39,154	Enova International, Inc. (a)	6,155,009
56,306	Figure Technology Solutions, Inc., Class A (a) (b)	2,299,537
463,817	SoFi Technologies, Inc. (a)	12,142,729
		24,560,071
	Consumer Staples Distribution & Retail — 0.2%
66,314	Maplebear, Inc. (a)	2,982,804
	Diversified Telecommunication Services — 2.3%
388,437	AST SpaceMobile, Inc. (a)	28,212,179
	Electric Utilities — 7.3%
154,537	Constellation Energy Corp.	54,593,286
141,011	Entergy Corp.	13,033,647
106,899	NRG Energy, Inc.	17,022,597
42,756	Oklo, Inc. (a)	3,068,170
		87,717,700
	Electrical Equipment — 10.5%
180,395	GE Vernova, Inc.	117,900,760
101,513	Nextpower, Inc., Class A (a)	8,842,798
		126,743,558
	Electronic Equipment, Instruments & Components — 0.6%
61,852	Ingram Micro Holding Corp. (b)	1,319,922
66,780	Mirion Technologies, Inc. (a)	1,563,988
83,109	Ralliant Corp.	4,231,079
		7,114,989
	Entertainment — 3.4%
82,686	Liberty Live Holdings, Inc., Class C (a)	6,876,168
1,173,608	Warner Bros. Discovery, Inc. (a)	33,823,382
		40,699,550
	Financial Services — 2.1%
377,988	Corebridge Financial, Inc.	11,403,898
151,974	Enact Holdings, Inc.	6,024,250
42,922	Jackson Financial, Inc., Class A	4,577,631
77,782	NCR Atleos Corp. (a)	2,964,272
		24,970,051
	Food Products — 0.3%
153,085	Smithfield Foods, Inc.	3,418,388
	Health Care Equipment & Supplies — 7.9%
335,599	GE HealthCare Technologies, Inc.	27,525,830
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
35,417	Globus Medical, Inc., Class A (a)	$3,092,258
1,162,874	Medline, Inc., Class A (a)	48,840,708
191,677	Solventum Corp. (a)	15,188,486
		94,647,282
	Health Care Providers & Services — 4.1%
201,844	Alignment Healthcare, Inc. (a)	3,986,419
189,818	BrightSpring Health Services, Inc. (a)	7,108,684
55,127	Cencora, Inc.	18,619,144
155,348	Privia Health Group, Inc. (a)	3,683,301
78,623	Tenet Healthcare Corp. (a)	15,623,963
		49,021,511
	Health Care REITs — 3.0%
198,105	American Healthcare REIT, Inc.	9,322,821
164,514	CareTrust REIT, Inc.	5,948,826
65,608	Sabra Health Care REIT, Inc.	1,242,616
247,192	Ventas, Inc.	19,127,717
		35,641,980
	Hotels, Restaurants & Leisure — 3.0%
136,085	DoorDash, Inc., Class A (a)	30,820,531
67,701	Travel + Leisure Co.	4,774,951
		35,595,482
	Insurance — 0.7%
258,809	Hamilton Insurance Group Ltd., Class B (a)	7,220,771
19,663	Lemonade, Inc. (a)	1,399,612
		8,620,383
	Interactive Media & Services — 1.9%
99,721	Reddit, Inc., Class A (a)	22,922,866
	IT Services — 4.9%
122,125	CoreWeave, Inc., Class A (a)	8,745,371
24,074	DigitalOcean Holdings, Inc. (a)	1,158,441
167,244	International Business Machines Corp.	49,539,345
		59,443,157
	Life Sciences Tools & Services — 0.2%
37,449	Tempus AI, Inc. (a)	2,211,364
	Machinery — 2.3%
85,786	Atmus Filtration Technologies, Inc.	4,453,151
84,868	Crane Co.	15,652,205
126,527	Symbotic, Inc. (a)	7,528,357
		27,633,713
Shares	Description	Value

	Media — 0.6%
93,448	Fox Corp., Class A	$6,828,245
	Mortgage REITs — 0.1%
145,820	Rithm Capital Corp.	1,589,438
	Oil, Gas & Consumable Fuels — 2.4%
35,477	CNX Resources Corp. (a)	1,304,489
31,742	CVR Energy, Inc. (a)	807,517
203,319	DT Midstream, Inc.	24,333,218
48,400	HF Sinclair Corp.	2,230,272
		28,675,496
	Personal Care Products — 0.6%
423,432	Kenvue, Inc.	7,304,202
	Pharmaceuticals — 1.0%
20,715	Ligand Pharmaceuticals, Inc. (a)	3,916,585
212,964	Royalty Pharma PLC, Class A	8,228,929
		12,145,514
	Professional Services — 1.2%
51,276	Amentum Holdings, Inc. (a)	1,487,004
261,202	Legalzoom.com, Inc. (a)	2,593,736
137,515	UL Solutions, Inc., Class A	10,844,433
		14,925,173
	Real Estate Management & Development — 0.1%
150,290	Compass, Inc., Class A (a)	1,588,565
	Semiconductors & Semiconductor Equipment — 1.8%
17,777	Astera Labs, Inc. (a)	2,957,382
70,342	Credo Technology Group Holding Ltd. (a)	10,121,510
17,673	MKS, Inc.	2,824,145
72,750	Qnity Electronics, Inc.	5,940,038
		21,843,075
	Software — 18.1%
135,163	AppLovin Corp., Class A (a)	91,075,533
23,879	CrowdStrike Holdings, Inc., Class A (a)	11,193,520
313,431	Palantir Technologies, Inc., Class A (a)	55,712,360
128,406	Rubrik, Inc., Class A (a)	9,820,491
177,330	SailPoint, Inc. (a)	3,587,386
850,200	Samsara, Inc., Class A (a)	30,139,590
56,180	ServiceTitan, Inc., Class A (a)	5,983,170
225,184	Unity Software, Inc. (a)	9,946,377
		217,458,427
	Specialized REITs — 0.3%
139,772	Millrose Properties, Inc.	4,174,990
	Specialty Retail — 0.1%
21,121	Victoria’s Secret & Co. (a)	1,144,125
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 3.2%
239,482	CompoSecure, Inc., Class A (a)	$4,617,213
57,070	Sandisk Corp. (a)	13,547,276
71,925	Seagate Technology Holdings PLC	19,807,426
		37,971,915
	Total Common Stocks	1,204,157,029
	(Cost $789,567,517)
MONEY MARKET FUNDS — 0.0%
626,444	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	626,444
	(Cost $626,444)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$2,731,333	Bank of America Corp., 3.82% (c), dated 12/31/25, due 01/02/26, with a maturity value of $2,731,913. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $2,785,961. (d)	2,731,333
	(Cost $2,731,333)

	Total Investments — 100.2%	1,207,514,806
	(Cost $792,925,294)
	Net Other Assets and Liabilities — (0.2)%	(2,957,940)
	Net Assets — 100.0%	$1,204,556,866

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,573,654 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,731,333.

(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,204,157,029	$1,204,157,029	$—	$—
Money Market Funds	626,444	626,444	—	—
Repurchase Agreements	2,731,333	—	2,731,333	—
Total Investments	$1,207,514,806	$1,204,783,473	$2,731,333	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,573,654
Non-cash Collateral(2)	(2,573,654)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,731,333
Non-cash Collateral(4)	(2,731,333)
Net Amount	$—

See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
December 31, 2025
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 80.6%
1,957,224	ACADIA Pharmaceuticals, Inc. (a)	$52,277,453
1,257,994	Alkermes PLC (a)	35,198,672
85,320	Alnylam Pharmaceuticals, Inc. (a)	33,927,498
135,325	Amgen, Inc.	44,293,226
49,268	Argenx SE, ADR (a)	41,431,925
122,657	BeOne Medicines Ltd., ADR (a)	37,264,423
267,876	Biogen, Inc. (a)	47,143,497
750,418	BioMarin Pharmaceutical, Inc. (a)	44,597,342
384,694	BioNTech SE, ADR (a)	36,622,869
672,986	Exact Sciences Corp. (a)	68,348,458
1,029,501	Exelixis, Inc. (a)	45,123,029
1,234,265	Genmab A/S, ADR (a) (b)	38,015,362
335,054	Gilead Sciences, Inc.	41,124,528
612,510	Halozyme Therapeutics, Inc. (a)	41,221,923
468,520	Incyte Corp. (a)	46,275,720
216,354	Krystal Biotech, Inc. (a)	53,339,915
1,463,361	Moderna, Inc. (a)	43,154,516
231,948	Natera, Inc. (a)	53,136,967
287,363	Neurocrine Biosciences, Inc. (a)	40,756,694
69,535	Regeneron Pharmaceuticals, Inc.	53,671,980
1,776,478	Sarepta Therapeutics, Inc. (a)	38,229,807
89,234	United Therapeutics Corp. (a)	43,479,267
1,128,218	Veracyte, Inc. (a)	47,497,978
96,277	Vertex Pharmaceuticals, Inc. (a)	43,648,141
		1,069,781,190
	Life Sciences Tools & Services — 18.0%
1,112,868	Bruker Corp.	52,427,211
418,360	Illumina, Inc. (a)	54,872,098
30,826	Mettler-Toledo International, Inc. (a)	42,977,301
270,328	Repligen Corp. (a)	44,295,946
118,620	Waters Corp. (a)	45,055,435
		239,627,991
	Pharmaceuticals — 1.4%
530,853	Corcept Therapeutics, Inc. (a)	18,473,684
	Total Common Stocks	1,327,882,865
	(Cost $1,067,415,862)
MONEY MARKET FUNDS — 0.0%
959,084	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	959,084
	(Cost $959,084)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$6,461,524	Bank of America Corp., 3.82% (c), dated 12/31/25, due 01/02/26, with a maturity value of $6,462,895. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $6,590,757. (d)	$6,461,524
	(Cost $6,461,524)

	Total Investments — 100.5%	1,335,303,473
	(Cost $1,074,836,470)
	Net Other Assets and Liabilities — (0.5)%	(7,257,234)
	Net Assets — 100.0%	$1,328,046,239

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,179,466 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $6,461,524.

(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,327,882,865	$1,327,882,865	$—	$—
Money Market Funds	959,084	959,084	—	—
Repurchase Agreements	6,461,524	—	6,461,524	—
Total Investments	$1,335,303,473	$1,328,841,949	$6,461,524	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments (Continued)
December 31, 2025

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,179,466
Non-cash Collateral(2)	(6,179,466)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$6,461,524
Non-cash Collateral(4)	(6,461,524)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 11.8%
2,866,425	Amazon.com, Inc. (a)	$661,628,218
1,258,569	eBay, Inc.	109,621,360
		771,249,578
	Commercial Services & Supplies — 1.5%
2,479,285	Copart, Inc. (a)	97,064,008
	Communications Equipment — 13.0%
2,258,774	Arista Networks, Inc. (a)	295,967,157
392,763	Ciena Corp. (a)	91,855,483
5,538,420	Cisco Systems, Inc.	426,624,493
160,615	F5, Inc. (a)	40,998,585
		855,445,718
	Diversified Consumer Services — 0.3%
111,413	Duolingo, Inc. (a)	19,552,982
	Entertainment — 10.8%
5,955,274	Netflix, Inc. (a)	558,366,490
1,823,401	ROBLOX Corp., Class A (a)	147,750,183
		706,116,673
	Financial Services — 2.3%
2,605,274	PayPal Holdings, Inc.	152,095,896
	Health Care Technology — 1.4%
419,886	Veeva Systems, Inc., Class A (a)	93,731,152
	Hotels, Restaurants & Leisure — 13.0%
1,184,201	Airbnb, Inc., Class A (a)	160,719,760
56,660	Booking Holdings, Inc.	303,432,998
1,040,903	DoorDash, Inc., Class A (a)	235,743,711
1,386,025	DraftKings, Inc., Class A (a)	47,762,421
488,048	Flutter Entertainment PLC (a)	104,949,842
		852,608,732
	Interactive Media & Services — 20.2%
1,151,902	Alphabet, Inc., Class A	360,545,326
920,657	Alphabet, Inc., Class C	288,902,166
1,021,921	Meta Platforms, Inc., Class A	674,559,833
		1,324,007,325
	IT Services — 9.2%
400,576	Akamai Technologies, Inc. (a)	34,950,256
877,797	Cloudflare, Inc., Class A (a)	173,057,678
634,789	CoreWeave, Inc., Class A (a)	45,457,240
376,290	GoDaddy, Inc., Class A (a)	46,690,063
469,070	Okta, Inc. (a)	40,560,483
943,374	Snowflake, Inc. (a)	206,938,521
232,307	VeriSign, Inc.	56,438,986
		604,093,227
Shares	Description	Value

	Professional Services — 0.3%
136,074	Paycom Software, Inc.	$21,684,753
	Software — 13.6%
467,901	Atlassian Corp., Class A (a)	75,865,468
403,425	Box, Inc., Class A (a)	12,066,442
831,845	Confluent, Inc., Class A (a)	25,154,993
906,175	Datadog, Inc., Class A (a)	123,230,738
559,961	Docusign, Inc. (a)	38,301,332
485,678	Dropbox, Inc., Class A (a)	13,501,848
145,857	HubSpot, Inc. (a)	58,532,414
1,053,030	MARA Holdings, Inc. (a) (b)	9,456,209
753,995	Nutanix, Inc., Class A (a)	38,974,002
1,131,606	Salesforce, Inc.	299,773,746
604,219	Workday, Inc., Class A (a)	129,774,157
741,927	Zoom Communications, Inc. (a)	64,020,881
		888,652,230
	Specialty Retail — 2.5%
393,777	Carvana Co. (a)	166,181,770
	Total Common Stocks	6,552,484,044
	(Cost $6,935,270,660)
MONEY MARKET FUNDS — 0.1%
5,712,012	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (c)	5,712,012
	(Cost $5,712,012)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$5,765,030	Bank of America Corp., 3.82% (c), dated 12/31/25, due 01/02/26, with a maturity value of $5,766,253. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $5,880,332. (d)	5,765,030
	(Cost $5,765,030)

	Total Investments — 100.1%	6,563,961,086
	(Cost $6,946,747,702)
	Net Other Assets and Liabilities — (0.1)%	(9,199,839)
	Net Assets — 100.0%	$6,554,761,247

See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
December 31, 2025
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $5,295,991 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,765,030.

(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,552,484,044	$6,552,484,044	$—	$—
Money Market Funds	5,712,012	5,712,012	—	—
Repurchase Agreements	5,765,030	—	5,765,030	—
Total Investments	$6,563,961,086	$6,558,196,056	$5,765,030	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,295,991
Non-cash Collateral(2)	(5,295,991)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$5,765,030
Non-cash Collateral(4)	(5,765,030)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.0%
487,601	General Dynamics Corp.	$164,155,752
271,604	Northrop Grumman Corp.	154,871,317
		319,027,069
	Air Freight & Logistics — 2.5%
1,345,799	Expeditors International of Washington, Inc.	200,537,509
	Beverages — 6.1%
2,358,107	Coca-Cola (The) Co.	164,855,261
2,298,339	Monster Beverage Corp. (a)	176,213,651
1,050,491	PepsiCo, Inc.	150,766,468
		491,835,380
	Biotechnology — 2.0%
703,349	AbbVie, Inc.	160,708,213
	Capital Markets — 12.5%
343,199	Ameriprise Financial, Inc.	168,284,198
673,514	Cboe Global Markets, Inc.	169,052,014
1,715,199	Charles Schwab (The) Corp.	171,365,532
342,784	Moody’s Corp.	175,111,206
999,879	Raymond James Financial, Inc.	160,570,568
1,557,086	T. Rowe Price Group, Inc.	159,414,465
		1,003,797,983
	Chemicals — 3.8%
583,450	Ecolab, Inc.	153,167,294
358,094	Linde PLC	152,687,701
		305,854,995
	Commercial Services & Supplies — 3.7%
3,641,650	Copart, Inc. (a)	142,570,597
1,571,338	Veralto Corp.	156,788,106
		299,358,703
	Communications Equipment — 5.6%
2,301,282	Cisco Systems, Inc.	177,267,752
536,628	F5, Inc. (a)	136,979,663
362,871	Motorola Solutions, Inc.	139,095,712
		453,343,127
	Construction & Engineering — 1.5%
1,233,839	AECOM	117,621,872
	Consumer Staples Distribution & Retail — 3.9%
172,450	Costco Wholesale Corp.	148,710,533
1,498,090	Walmart, Inc.	166,902,207
		315,612,740
	Entertainment — 1.8%
1,040,485	Live Nation Entertainment, Inc. (a)	148,269,112
Shares	Description	Value

	Financial Services — 4.1%
287,700	Mastercard, Inc., Class A	$164,242,176
472,295	Visa, Inc., Class A	165,638,579
		329,880,755
	Ground Transportation — 2.0%
713,983	Union Pacific Corp.	165,158,548
	Health Care Equipment & Supplies — 3.7%
1,256,196	Abbott Laboratories	157,388,797
602,287	ResMed, Inc.	145,072,870
		302,461,667
	Health Care Providers & Services — 2.1%
497,062	Cencora, Inc.	167,882,690
	Household Products — 3.9%
2,040,808	Colgate-Palmolive Co.	161,264,648
1,066,529	Procter & Gamble (The) Co.	152,844,271
		314,108,919
	Industrial Conglomerates — 4.1%
1,057,318	3M Co.	169,276,612
843,602	Honeywell International, Inc.	164,578,314
		333,854,926
	Insurance — 3.9%
851,679	Marsh & McLennan Cos., Inc.	158,003,488
2,180,550	W.R. Berkley Corp.	152,900,166
		310,903,654
	IT Services — 2.5%
2,442,326	Cognizant Technology Solutions Corp., Class A	202,713,058
	Machinery — 6.9%
391,883	Cummins, Inc.	200,036,677
969,308	Dover Corp.	189,247,694
475,254	Snap-on, Inc.	163,772,529
		553,056,900
	Oil, Gas & Consumable Fuels — 2.0%
1,519,384	EOG Resources, Inc.	159,550,514
	Pharmaceuticals — 3.9%
835,265	Johnson & Johnson	172,858,092
1,120,879	Zoetis, Inc.	141,028,996
		313,887,088
	Professional Services — 3.6%
574,053	Automatic Data Processing, Inc.	147,663,653
1,275,863	Paychex, Inc.	143,126,312
		290,789,965
	Software — 1.9%
314,251	Microsoft Corp.	151,978,069
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 1.7%
524,937	Public Storage	$136,221,151
	Specialty Retail — 6.2%
411,995	Home Depot (The), Inc.	141,767,480
1,032,489	Ross Stores, Inc.	185,992,568
1,122,007	TJX (The) Cos., Inc.	172,351,495
		500,111,543
	Total Common Stocks	8,048,526,150
	(Cost $7,246,131,713)
MONEY MARKET FUNDS — 0.1%
6,273,651	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	6,273,651
	(Cost $6,273,651)

	Total Investments — 100.0%	8,054,799,801
	(Cost $7,252,405,364)
	Net Other Assets and Liabilities — (0.0)%	(187,365)
	Net Assets — 100.0%	$8,054,612,436

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,048,526,150	$8,048,526,150	$—	$—
Money Market Funds	6,273,651	6,273,651	—	—
Total Investments	$8,054,799,801	$8,054,799,801	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.1%
102,754	General Dynamics Corp.	$34,593,162
120,194	L3Harris Technologies, Inc.	35,285,353
73,349	Lockheed Martin Corp.	35,476,711
60,662	Northrop Grumman Corp.	34,590,079
191,026	RTX Corp.	35,034,168
		174,979,473
	Air Freight & Logistics — 0.4%
231,789	Expeditors International of Washington, Inc.	34,538,879
	Automobiles — 0.8%
1,172,915	Honda Motor Co., Ltd., ADR	34,577,534
161,587	Toyota Motor Corp., ADR	34,589,314
		69,166,848
	Banks — 3.4%
273,385	Bank of Montreal	35,482,639
485,815	Bank of Nova Scotia (The)	35,799,707
384,106	Canadian Imperial Bank of Commerce	34,803,845
668,969	Commerce Bancshares, Inc.	35,013,837
450,511	HSBC Holdings PLC, ADR	35,441,700
109,780	JPMorgan Chase & Co.	35,373,312
208,854	Royal Bank of Canada	35,607,519
381,216	Toronto-Dominion Bank (The)	35,910,547
		283,433,106
	Beverages — 2.9%
559,529	Anheuser-Busch InBev S.A./N.V., ADR	35,832,237
505,178	Coca-Cola (The) Co.	35,316,994
388,186	Coca-Cola Europacific Partners PLC	35,208,470
250,235	Constellation Brands, Inc., Class A	34,522,420
408,300	Diageo PLC, ADR	35,224,041
1,255,665	Keurig Dr Pepper, Inc.	35,171,177
241,207	PepsiCo, Inc.	34,618,029
		245,893,368
	Biotechnology — 1.3%
155,624	AbbVie, Inc.	35,558,528
107,034	Amgen, Inc.	35,033,298
285,677	Gilead Sciences, Inc.	35,063,995
		105,655,821
	Capital Markets — 5.4%
302,480	Bank of New York Mellon (The) Corp.	35,114,903
32,593	Blackrock, Inc.	34,885,592
140,842	Cboe Global Markets, Inc.	35,351,342
129,821	CME Group, Inc.	35,451,519
121,917	FactSet Research Systems, Inc.	35,379,094
Shares	Description	Value

	Capital Markets (Continued)
39,451	Goldman Sachs Group (The), Inc.	$34,677,429
198,913	Houlihan Lokey, Inc.	34,648,656
219,692	Intercontinental Exchange, Inc.	35,581,316
197,314	Morgan Stanley	35,029,155
363,931	Nasdaq, Inc.	35,348,618
213,665	Raymond James Financial, Inc.	34,312,462
420,501	SEI Investments Co.	34,489,492
338,443	T. Rowe Price Group, Inc.	34,649,794
		454,919,372
	Chemicals — 2.9%
144,900	Air Products and Chemicals, Inc.	35,793,198
528,680	Corteva, Inc.	35,437,420
132,658	Ecolab, Inc.	34,825,378
83,749	Linde PLC	35,709,736
49,726	NewMarket Corp.	34,174,691
343,128	PPG Industries, Inc.	35,156,895
336,925	RPM International, Inc.	35,040,200
		246,137,518
	Commercial Services & Supplies — 2.1%
436,376	Brady Corp., Class A	34,198,787
219,665	MSA Safety, Inc.	35,177,153
166,580	Republic Services, Inc.	35,303,299
580,129	Rollins, Inc.	34,819,343
161,476	Waste Management, Inc.	35,477,892
		174,976,474
	Communications Equipment — 0.8%
454,086	Cisco Systems, Inc.	34,978,244
95,171	Motorola Solutions, Inc.	36,480,948
		71,459,192
	Consumer Staples Distribution & Retail — 0.4%
475,578	Sysco Corp.	35,045,343
	Containers & Packaging — 2.1%
4,263,083	Amcor PLC	35,554,112
288,980	AptarGroup, Inc.	35,244,001
195,924	Avery Dennison Corp.	35,634,657
171,724	Packaging Corp. of America	35,414,641
821,603	Sonoco Products Co.	35,854,755
		177,702,166
	Distributors — 0.4%
283,316	Genuine Parts Co.	34,836,535
	Diversified REITs — 0.4%
550,589	WP Carey, Inc.	35,435,908
	Diversified Telecommunication Services — 2.2%
1,459,622	AT&T, Inc.	36,257,010
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
1,560,440	BCE, Inc.	$37,169,681
1,213,027	Comcast Corp., Class A	36,257,377
2,803,866	TELUS Corp.	36,926,915
887,160	Verizon Communications, Inc.	36,134,027
		182,745,010
	Electric Utilities — 8.5%
545,422	Alliant Energy Corp.	35,457,884
309,446	American Electric Power Co., Inc.	35,682,218
304,973	Duke Energy Corp.	35,745,885
731,617	Emera, Inc.	36,024,821
385,571	Entergy Corp.	35,638,328
489,691	Evergy, Inc.	35,497,701
537,076	Eversource Energy	36,161,327
814,435	Exelon Corp.	35,501,222
798,493	FirstEnergy Corp.	35,748,532
692,618	Fortis, Inc.	35,974,579
280,210	IDACORP, Inc.	35,463,378
452,646	MGE Energy, Inc.	35,496,499
443,136	NextEra Energy, Inc.	35,574,958
824,288	OGE Energy Corp.	35,197,098
404,482	Pinnacle West Capital Corp.	35,877,553
747,347	Portland General Electric Co.	35,865,182
1,022,746	PPL Corp.	35,816,565
413,772	Southern (The) Co.	36,080,918
601,887	TXNM Energy, Inc.	35,439,107
480,283	Xcel Energy, Inc.	35,473,702
		713,717,457
	Electrical Equipment — 1.3%
110,711	Eaton Corp. PLC	35,262,561
262,753	Emerson Electric Co.	34,872,578
78,635	Hubbell, Inc.	34,922,590
		105,057,729
	Electronic Equipment, Instruments & Components — 0.4%
151,890	TE Connectivity PLC	34,556,494
	Financial Services — 0.4%
191,377	Jack Henry & Associates, Inc.	34,922,475
	Food Products — 4.6%
1,242,344	Campbell’s (The) Co.	34,624,127
2,054,981	Conagra Brands, Inc.	35,571,721
748,282	General Mills, Inc.	34,795,113
190,308	Hershey (The) Co.	34,632,250
1,470,514	Hormel Foods Corp.	34,851,182
319,391	Ingredion, Inc.	35,216,052
357,731	J.M. Smucker (The) Co.	34,989,669
1,468,696	Kraft Heinz (The) Co.	35,615,878
Shares	Description	Value

	Food Products (Continued)
212,494	Marzetti (The) Company	$34,938,263
514,643	McCormick & Co., Inc.	35,052,335
653,087	Mondelez International, Inc., Class A	35,155,673
		385,442,263
	Gas Utilities — 3.4%
211,961	Atmos Energy Corp.	35,531,023
285,124	Chesapeake Utilities Corp.	35,572,070
431,752	National Fuel Gas Co.	34,566,065
764,085	New Jersey Resources Corp.	35,239,600
753,534	Northwest Natural Holding Co.	35,220,179
457,068	ONE Gas, Inc.	35,308,503
440,991	Southwest Gas Holdings, Inc.	35,288,100
428,520	Spire, Inc.	35,438,604
		282,164,144
	Ground Transportation — 2.1%
361,192	Canadian National Railway Co.	35,703,829
970,679	CSX Corp.	35,187,114
243,990	Landstar System, Inc.	35,061,363
121,641	Norfolk Southern Corp.	35,120,189
151,174	Union Pacific Corp.	34,969,570
		176,042,065
	Health Care Equipment & Supplies — 1.3%
283,296	Abbott Laboratories	35,494,156
180,276	Becton Dickinson & Co.	34,986,163
362,997	Medtronic PLC	34,869,492
		105,349,811
	Health Care Providers & Services — 1.3%
128,701	Cigna Group (The)	35,422,376
139,064	Labcorp Holdings, Inc.	34,888,376
201,143	Quest Diagnostics, Inc.	34,904,345
		105,215,097
	Health Care REITs — 0.4%
190,257	Welltower, Inc.	35,313,602
	Hotels, Restaurants & Leisure — 0.8%
112,162	McDonald’s Corp.	34,280,072
228,430	Yum! Brands, Inc.	34,556,891
		68,836,963
	Household Products — 2.1%
421,041	Church & Dwight Co., Inc.	35,304,288
448,749	Colgate-Palmolive Co.	35,460,146
355,465	Kimberly-Clark Corp.	35,862,864
248,578	Procter & Gamble (The) Co.	35,623,713
1,506,106	Reynolds Consumer Products, Inc.	34,519,950
		176,770,961
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates — 0.4%
180,998	Honeywell International, Inc.	$35,310,900
	Insurance — 8.4%
322,292	Aflac, Inc.	35,539,139
170,291	Allstate (The) Corp.	35,446,072
410,372	American International Group, Inc.	35,107,325
146,866	Assurant, Inc.	35,372,676
325,526	Axis Capital Holdings Ltd.	34,860,579
114,071	Chubb Ltd.	35,603,840
212,443	Cincinnati Financial Corp.	34,696,191
741,558	CNA Financial Corp.	35,401,979
190,935	Hanover Insurance Group (The), Inc.	34,897,190
254,164	Hartford Insurance Group (The), Inc.	35,023,799
970,949	Manulife Financial Corp.	35,226,030
191,192	Marsh & McLennan Cos., Inc.	35,469,940
435,999	MetLife, Inc.	34,417,761
767,890	Old Republic International Corp.	35,046,500
135,910	Primerica, Inc.	35,113,707
308,852	Prudential Financial, Inc.	34,863,214
414,258	Selective Insurance Group, Inc.	34,660,967
570,694	Sun Life Financial, Inc.	35,611,305
121,624	Travelers (The) Cos., Inc.	35,278,257
106,711	Willis Towers Watson PLC	35,065,235
		702,701,706
	IT Services — 2.9%
131,042	Accenture PLC, Class A	35,158,568
442,803	Amdocs Ltd.	35,650,069
416,258	Cognizant Technology Solutions Corp., Class A	34,549,414
1,851,200	Infosys Ltd., ADR	32,988,384
117,141	International Business Machines Corp.	34,698,336
144,084	VeriSign, Inc.	35,005,208
11,744,658	Wipro Ltd., ADR	33,354,829
		241,404,808
	Machinery — 5.0%
60,898	Caterpillar, Inc.	34,886,638
68,299	Cummins, Inc.	34,863,225
383,078	Donaldson Co., Inc.	33,963,695
177,776	Dover Corp.	34,708,986
361,637	Franklin Electric Co., Inc.	34,547,183
425,029	Graco, Inc.	34,839,627
197,581	IDEX Corp.	35,157,563
140,987	Illinois Tool Works, Inc.	34,725,098
145,082	Lincoln Electric Holdings, Inc.	34,767,451
406,563	Otis Worldwide Corp.	35,513,278
Shares	Description	Value

	Machinery (Continued)
314,418	PACCAR, Inc.	$34,431,915
101,327	Snap-on, Inc.	34,917,284
		417,321,943
	Metals & Mining — 0.4%
442,803	Rio Tinto PLC, ADR	35,437,524
	Multi-Utilities — 5.1%
356,615	Ameren Corp.	35,611,574
925,598	Avista Corp.	35,672,547
515,092	Black Hills Corp.	35,757,687
938,326	CenterPoint Energy, Inc.	35,975,419
508,363	CMS Energy Corp.	35,549,825
359,833	Consolidated Edison, Inc.	35,738,613
619,873	Dominion Energy, Inc.	36,318,359
276,431	DTE Energy Co.	35,654,070
855,704	NiSource, Inc.	35,734,199
554,725	Northwestern Energy Group, Inc.	35,801,951
439,402	Public Service Enterprise Group, Inc.	35,283,981
338,217	WEC Energy Group, Inc.	35,668,365
		428,766,590
	Oil, Gas & Consumable Fuels — 3.4%
236,775	Chevron Corp.	36,086,878
757,396	Enbridge, Inc.	36,226,251
300,210	Exxon Mobil Corp.	36,127,271
956,805	Pembina Pipeline Corp.	36,415,998
488,689	Shell PLC, ADR	35,908,868
646,411	TC Energy Corp.	35,559,069
539,123	TotalEnergies SE	35,269,426
601,988	Williams (The) Cos., Inc.	36,185,499
		287,779,260
	Personal Care Products — 0.9%
2,085,172	Kenvue, Inc.	35,969,217
546,012	Unilever PLC, ADR	35,709,185
		71,678,402
	Pharmaceuticals — 4.3%
387,433	AstraZeneca PLC, ADR	35,616,716
648,904	Bristol-Myers Squibb Co.	35,001,882
729,967	GSK PLC, ADR	35,797,581
171,083	Johnson & Johnson	35,405,627
338,702	Merck & Co., Inc.	35,651,772
259,147	Novartis AG, ADR	35,728,597
1,406,941	Pfizer, Inc.	35,032,831
738,472	Sanofi S.A., ADR	35,786,353
2,348,934	Takeda Pharmaceutical Co., Ltd., ADR	36,619,881
286,545	Zoetis, Inc.	36,053,092
		356,694,332
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 2.1%
136,548	Automatic Data Processing, Inc.	$35,124,242
155,411	Broadridge Financial Solutions, Inc.	34,683,073
308,744	Paychex, Inc.	34,634,902
398,926	SS&C Technologies Holdings, Inc.	34,874,111
266,686	Thomson Reuters Corp.	35,173,216
		174,489,544
	Residential REITs — 3.8%
1,127,062	American Homes 4 Rent, Class A	36,178,690
194,332	AvalonBay Communities, Inc.	35,234,335
326,839	Camden Property Trust	35,978,437
578,800	Equity LifeStyle Properties, Inc.	35,081,068
569,419	Equity Residential	35,896,174
1,297,329	Invitation Homes, Inc.	36,052,773
259,507	Mid-America Apartment Communities, Inc.	36,048,118
287,921	Sun Communities, Inc.	35,676,291
982,243	UDR, Inc.	36,028,673
		322,174,559
	Retail REITs — 0.8%
625,885	Realty Income Corp.	35,281,137
513,223	Regency Centers Corp.	35,427,784
		70,708,921
	Software — 0.4%
535,460	Dolby Laboratories, Inc., Class A	34,387,241
	Specialized REITs — 0.8%
135,687	Public Storage	35,210,776
1,273,106	VICI Properties, Inc.	35,799,741
		71,010,517
	Specialty Retail — 1.7%
102,396	Home Depot (The), Inc.	35,234,464
146,526	Lowe’s Cos., Inc.	35,336,210
226,527	TJX (The) Cos., Inc.	34,796,812
685,791	Tractor Supply Co.	34,296,408
		139,663,894
	Tobacco — 1.3%
605,169	Altria Group, Inc.	34,894,045
624,778	British American Tobacco PLC, ADR	35,374,930
222,098	Philip Morris International, Inc.	35,624,519
		105,893,494
Shares	Description	Value

	Trading Companies & Distributors — 0.8%
849,558	Fastenal Co.	$34,092,762
406,938	MSC Industrial Direct Co., Inc., Class A	34,223,486
		68,316,248
	Water Utilities — 1.7%
481,393	American States Water Co.	34,891,365
269,378	American Water Works Co., Inc.	35,153,829
819,522	California Water Service Group	35,509,888
919,591	Essential Utilities, Inc.	35,275,511
		140,830,593
	Wireless Telecommunication Services — 1.3%
1,720,951	America Movil S.A.B. de C.V., ADR	35,572,057
964,877	Rogers Communications, Inc., Class B	36,404,809
181,183	T-Mobile US, Inc.	36,787,397
		108,764,263
	Total Common Stocks	8,363,648,813
	(Cost $7,575,053,628)
MONEY MARKET FUNDS — 0.2%
11,420,376	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	11,420,376
	(Cost $11,420,376)

	Total Investments — 99.9%	8,375,069,189
	(Cost $7,586,474,004)
	Net Other Assets and Liabilities — 0.1%	11,032,669
	Net Assets — 100.0%	$8,386,101,858

(a)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,363,648,813	$8,363,648,813	$—	$—
Money Market Funds	11,420,376	11,420,376	—	—
Total Investments	$8,375,069,189	$8,375,069,189	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
42,914	Northrop Grumman Corp.	$24,469,992
	Beverages — 2.2%
363,334	Monster Beverage Corp. (a)	27,856,818
	Biotechnology — 4.6%
291,348	Incyte Corp. (a)	28,776,442
58,879	United Therapeutics Corp. (a)	28,688,793
		57,465,235
	Capital Markets — 10.5%
54,254	Ameriprise Financial, Inc.	26,602,906
106,471	Cboe Global Markets, Inc.	26,724,221
271,012	Charles Schwab (The) Corp.	27,076,809
385,218	Interactive Brokers Group, Inc., Class A	24,773,370
54,164	Moody’s Corp.	27,669,679
		132,846,985
	Commercial Services & Supplies — 1.8%
575,397	Copart, Inc. (a)	22,526,793
	Communications Equipment — 5.3%
178,288	Arista Networks, Inc. (a)	23,361,077
84,790	F5, Inc. (a)	21,643,495
57,330	Motorola Solutions, Inc.	21,975,736
		66,980,308
	Consumer Staples Distribution & Retail — 4.0%
27,246	Costco Wholesale Corp.	23,495,316
236,824	Walmart, Inc.	26,384,562
		49,879,878
	Electronic Equipment, Instruments & Components — 2.2%
203,051	Amphenol Corp., Class A	27,440,312
	Energy Equipment & Services — 4.4%
564,699	Baker Hughes Co.	25,716,392
781,894	SLB Ltd.	30,009,092
		55,725,484
	Entertainment — 1.6%
212,706	Netflix, Inc. (a)	19,943,315
	Financial Services — 8.7%
210,194	Apollo Global Management, Inc.	30,427,683
89,373	Corpay, Inc. (a)	26,895,017
45,482	Mastercard, Inc., Class A	25,964,764
74,626	Visa, Inc., Class A	26,172,085
		109,459,549
Shares	Description	Value

	Ground Transportation — 1.8%
276,418	Uber Technologies, Inc. (a)	$22,586,115
	Health Care Equipment & Supplies — 3.8%
383,078	Dexcom, Inc. (a)	25,424,887
95,165	ResMed, Inc.	22,922,393
		48,347,280
	Hotels, Restaurants & Leisure — 4.0%
202,628	Airbnb, Inc., Class A (a)	27,500,672
609,488	Chipotle Mexican Grill, Inc. (a)	22,551,056
		50,051,728
	Household Durables — 3.6%
102,469	Garmin Ltd.	20,785,837
205,010	PulteGroup, Inc.	24,039,472
		44,825,309
	Insurance — 2.0%
134,572	Marsh & McLennan Cos., Inc.	24,965,797
	Interactive Media & Services — 3.5%
35,588	Meta Platforms, Inc., Class A	23,491,283
787,687	Pinterest, Inc., Class A (a)	20,393,216
		43,884,499
	IT Services — 1.9%
198,176	GoDaddy, Inc., Class A (a)	24,589,678
	Machinery — 2.2%
48,406	Caterpillar, Inc.	27,730,345
	Media — 1.5%
510,467	Trade Desk (The), Inc., Class A (a)	19,377,327
	Metals & Mining — 2.2%
281,073	Newmont Corp.	28,065,139
	Pharmaceuticals — 2.7%
31,782	Eli Lilly & Co.	34,155,480
	Professional Services — 1.9%
90,705	Automatic Data Processing, Inc.	23,332,047
	Semiconductors & Semiconductor Equipment — 5.9%
73,031	Broadcom, Inc.	25,276,029
25,398	Monolithic Power Systems, Inc.	23,019,731
139,246	NVIDIA Corp.	25,969,379
		74,265,139
	Software — 13.5%
42,573	AppLovin Corp., Class A (a)	28,686,539
78,234	Cadence Design Systems, Inc. (a)	24,454,384
529,978	Dynatrace, Inc. (a)	22,969,246
305,767	Fortinet, Inc. (a)	24,280,957
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
38,574	Intuit, Inc.	$25,552,189
122,723	Palo Alto Networks, Inc. (a)	22,605,577
141,182	ServiceNow, Inc. (a)	21,627,671
		170,176,563
	Specialty Retail — 2.2%
177,373	TJX (The) Cos., Inc.	27,246,267
	Total Common Stocks	1,258,193,382
	(Cost $1,196,432,833)
MONEY MARKET FUNDS — 0.1%
965,224	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	965,224
	(Cost $965,224)

	Total Investments — 100.0%	1,259,158,606
	(Cost $1,197,398,057)
	Net Other Assets and Liabilities — 0.0%	597
	Net Assets — 100.0%	$1,259,159,203

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,258,193,382	$1,258,193,382	$—	$—
Money Market Funds	965,224	965,224	—	—
Total Investments	$1,259,158,606	$1,259,158,606	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 86.5%
69,359	AAR Corp. (a)	$5,742,232
88,639	AeroVironment, Inc. (a)	21,440,888
56,087	AIRO Group Holdings, Inc. (a)	458,792
62,709	Astronics Corp. (a)	3,401,336
522,189	Boeing (The) Co. (a)	113,377,676
66,924	Curtiss-Wright Corp.	36,893,194
26,525	Ducommun, Inc. (a)	2,523,323
304,548	General Dynamics Corp.	102,529,130
347,949	General Electric Co.	107,178,730
165,238	HEICO Corp.	53,469,364
141,123	Hexcel Corp.	10,428,990
275,566	Howmet Aerospace, Inc.	56,496,541
69,898	Huntington Ingalls Industries, Inc.	23,770,213
317,187	Intuitive Machines, Inc. (a)	5,147,945
235,120	Karman Holdings, Inc. (a)	17,203,730
299,678	Kratos Defense & Security Solutions, Inc. (a)	22,748,557
173,638	L3Harris Technologies, Inc.	50,974,908
472,188	Leonardo DRS, Inc.	16,096,889
166,386	Loar Holdings, Inc. (a)	11,314,248
200,811	Lockheed Martin Corp.	97,126,256
106,166	Mercury Systems, Inc. (a)	7,751,180
56,633	Moog, Inc., Class A	13,792,967
12,668	National Presto Industries, Inc.	1,352,436
81,397	Northrop Grumman Corp.	46,413,383
789,334	Rocket Lab Corp. (a)	55,063,940
643,385	RTX Corp.	117,996,809
316,532	Textron, Inc.	27,592,094
39,780	TransDigm Group, Inc.	52,901,433
104,880	Voyager Technologies, Inc., Class A (a)	2,741,563
106,682	Woodward, Inc.	32,252,102
		1,116,180,849
	Diversified Telecommunication Services — 3.5%
618,125	AST SpaceMobile, Inc. (a)	44,894,419
	Professional Services — 7.1%
39,169	CACI International, Inc., Class A (a)	20,869,635
228,564	KBR, Inc.	9,188,273
227,900	Leidos Holdings, Inc.	41,113,160
189,380	Parsons Corp. (a)	11,703,684
81,454	Science Applications International Corp.	8,199,159
		91,073,911
	Software — 0.0%
129,043	Telos Corp. (a)	658,119
Shares	Description	Value

	Trading Companies & Distributors — 2.8%
182,099	FTAI Aviation Ltd.	$35,846,188
	Total Common Stocks	1,288,653,486
	(Cost $1,251,347,970)
MONEY MARKET FUNDS — 0.1%
1,142,558	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	1,142,558
	(Cost $1,142,558)

	Total Investments — 100.0%	1,289,796,044
	(Cost $1,252,490,528)
	Net Other Assets and Liabilities — (0.0)%	(238,426)
	Net Assets — 100.0%	$1,289,557,618

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,288,653,486	$1,288,653,486	$—	$—
Money Market Funds	1,142,558	1,142,558	—	—
Total Investments	$1,289,796,044	$1,289,796,044	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Building Products — 10.8%
58	Carlisle Cos., Inc.	$18,552
206	Johnson Controls International PLC	24,668
158	Owens Corning	17,682
140	Simpson Manufacturing Co., Inc.	22,606
50	Trane Technologies PLC	19,460
219	UFP Industries, Inc.	19,940
		122,908
	Chemicals — 6.1%
236	CF Industries Holdings, Inc.	18,252
292	Corteva, Inc.	19,573
317	DuPont de Nemours, Inc.	12,743
291	Eastman Chemical Co.	18,575
		69,143
	Construction & Engineering — 2.1%
57	Quanta Services, Inc.	24,057
	Construction Materials — 2.6%
237	CRH PLC	29,578
	Electrical Equipment — 12.8%
120	AMETEK, Inc.	24,637
61	Eaton Corp. PLC	19,429
163	Emerson Electric Co.	21,633
41	GE Vernova, Inc.	26,796
65	Rockwell Automation, Inc.	25,290
169	Vertiv Holdings Co., Class A	27,380
		145,165
	Electronic Equipment, Instruments & Components — 2.4%
133	Keysight Technologies, Inc. (a)	27,024
	Energy Equipment & Services — 5.2%
567	Baker Hughes Co.	25,821
432	Weatherford International PLC	33,808
		59,629
	Hotel & Resort REITs — 2.2%
1,415	Host Hotels & Resorts, Inc.	25,088
	Machinery — 11.0%
56	Caterpillar, Inc.	32,081
261	Ingersoll Rand, Inc.	20,676
31	Parker-Hannifin Corp.	27,248
104	Westinghouse Air Brake Technologies Corp.	22,199
168	Xylem, Inc.	22,878
		125,082
Shares	Description	Value

	Metals & Mining — 8.4%
736	Alcoa Corp.	$39,111
444	Commercial Metals Co.	30,733
501	Freeport-McMoRan, Inc.	25,446
		95,290
	Oil, Gas & Consumable Fuels — 22.4%
540	Antero Resources Corp. (a)	18,608
476	California Resources Corp.	21,282
242	ConocoPhillips	22,653
856	Coterra Energy, Inc.	22,530
373	EQT Corp.	19,993
186	Expand Energy Corp.	20,527
108	Gulfport Energy Corp. (a)	22,463
967	Magnolia Oil & Gas Corp., Class A	21,168
1,596	Permian Resources Corp.	22,392
534	Range Resources Corp.	18,829
63	Texas Pacific Land Corp.	18,095
162	Valero Energy Corp.	26,372
		254,912
	Paper & Forest Products — 1.8%
253	Louisiana-Pacific Corp.	20,432
	Professional Services — 1.5%
149	Paychex, Inc.	16,715
	Residential REITs — 3.5%
147	Mid-America Apartment Communities, Inc.	20,420
532	UDR, Inc.	19,514
		39,934
	Retail REITs — 2.2%
135	Simon Property Group, Inc.	24,990
	Semiconductors & Semiconductor Equipment — 1.1%
158	Qnity Electronics, Inc.	12,901
	Specialized REITs — 3.7%
147	Extra Space Storage, Inc.	19,142
179	Lamar Advertising Co., Class A	22,658
		41,800
	Total Common Stocks	1,134,648
	(Cost $1,078,529)
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
2,001	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	$2,001
	(Cost $2,001)

	Total Investments — 100.0%	1,136,649
	(Cost $1,080,530)
	Net Other Assets and Liabilities — 0.0%	250
	Net Assets — 100.0%	$1,136,899

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,134,648	$1,134,648	$—	$—
Money Market Funds	2,001	2,001	—	—
Total Investments	$1,136,649	$1,136,649	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2025

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
ASSETS:
Investments, at value	$217,353,405	$6,111,878,557	$1,207,514,806	$1,335,303,473
Cash	—	—	—	—
Receivables:
Dividends	131,026	15,835,059	643,842	57,492
Securities lending income	1,280	—	3,762	1,488
Investment securities sold	—	—	—	—
Capital shares sold	—	8,865,917	—	—
Reclaims	—	—	7,964	67,464
Prepaid expenses	976	27,391	5,515	5,186
Total Assets	217,486,687	6,136,606,924	1,208,175,889	1,335,435,103

LIABILITIES:
Payables:
Collateral for securities on loan	2,164,147	—	2,731,333	6,461,524
Investment advisory fees	83,415	1,525,056	412,629	461,137
Audit and tax fees	25,120	25,047	24,493	24,514
Shareholder reporting fees	10,173	101,716	23,275	35,645
Licensing fees	6,419	1,349,179	284,047	252,327
Investment securities purchased	—	8,838,288	—	—
Capital shares redeemed	—	—	—	—
Other liabilities	31,879	573,438	143,246	153,717
Total Liabilities	2,321,153	12,412,724	3,619,023	7,388,864
NET ASSETS	$215,165,534	$6,124,194,200	$1,204,556,866	$1,328,046,239

NET ASSETS consist of:
Paid-in capital	$272,742,322	$6,355,671,208	$1,365,240,765	$1,697,131,700
Par value	27,050	1,381,500	73,500	64,500
Accumulated distributable earnings (loss)	(57,603,838)	(232,858,508)	(160,757,399)	(369,149,961)
NET ASSETS	$215,165,534	$6,124,194,200	$1,204,556,866	$1,328,046,239
NET ASSET VALUE, per share	$79.54	$44.33	$163.89	$205.90
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,705,000	138,150,002	7,350,002	6,450,002
Investments, at cost	$190,516,391	$5,642,539,197	$792,925,294	$1,074,836,470
Securities on loan, at value	$1,973,215	$—	$2,573,654	$6,179,466
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$6,563,961,086	$8,054,799,801	$8,375,069,189	$1,259,158,606	$1,289,796,044	$1,136,649
—	—	732,820	—	—	—

562,576	3,980,622	15,136,887	639,967	155,489	835
1,593	—	—	—	—	—
13,452,682	—	4,594,801	—	—	—
—	—	—	1,765,972	2,138,535	—
—	—	1,657,177	—	—	—
37,372	40,166	42,882	—	—	—
6,578,015,309	8,058,820,589	8,397,233,756	1,261,564,545	1,292,090,068	1,137,484

5,765,030	—	—	—	—	—
2,264,031	3,358,300	3,485,112	639,920	395,250	585
25,047	25,120	25,488	—	—	—
98,266	150,409	153,293	—	—	—
1,057,140	—	2,181,253	—	—	—
—	—	—	1,765,422	2,137,200	—
13,459,284	—	4,606,633	—	—	—
585,264	674,324	680,119	—	—	—
23,254,062	4,208,153	11,131,898	2,405,342	2,532,450	585
$6,554,761,247	$8,054,612,436	$8,386,101,858	$1,259,159,203	$1,289,557,618	$1,136,899

$8,714,394,766	$8,509,286,819	$8,367,398,067	$1,285,570,157	$1,255,225,551	$1,198,795
243,500	871,000	1,820,409	356,500	301,500	500
(2,159,877,019)	(455,545,383)	16,883,382	(26,767,454)	34,030,567	(62,396)
$6,554,761,247	$8,054,612,436	$8,386,101,858	$1,259,159,203	$1,289,557,618	$1,136,899
$269.19	$92.48	$46.07	$35.32	$42.77	$22.74
24,350,002	87,100,002	182,040,884	35,650,002	30,150,002	50,002
$6,946,747,702	$7,252,405,364	$7,586,474,004	$1,197,398,057	$1,252,490,528	$1,080,530
$5,295,991	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2025

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
INVESTMENT INCOME:
Dividends	$3,568,692	$259,392,975	$6,089,135	$2,703,803
Securities lending income (net of fees)	19,345	—	4,223,279	13,912
Foreign withholding tax	(1,793)	(13,327)	—	(1,830)
Total investment income	3,586,244	259,379,648	10,312,414	2,715,885

EXPENSES:
Investment advisory fees	940,325	16,092,587	3,863,019	4,468,190
Accounting and administration fees	93,435	1,790,641	437,715	500,662
Licensing fees	87,915	4,918,160	965,755	896,801
Shareholder reporting fees	32,417	293,320	66,575	110,915
Audit and tax fees	29,372	29,336	29,367	29,348
Custodian fees	10,358	128,369	14,861	24,236
Transfer agent fees	9,403	161,263	46,921	52,905
Listing fees	8,799	22,000	8,800	8,800
Trustees’ fees and expenses	8,574	13,101	9,242	9,313
Legal fees	4,912	138,500	21,720	25,586
Other expenses	17,008	472,953	80,191	93,859
Total expenses	1,242,518	24,060,230	5,544,166	6,220,615
Less fees waived by the investment advisor	(100,269)	—	—	—
Net expenses	1,142,249	24,060,230	5,544,166	6,220,615
NET INVESTMENT INCOME (LOSS)	2,443,995	235,319,418	4,768,248	(3,504,730)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(15,413,709)	(134,185,124)	90,859,190	49,367,293
In-kind redemptions	36,713,807	483,970,997	22,401,506	38,464,546
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	21,300,098	349,785,873	113,260,696	87,831,839
Net change in unrealized appreciation (depreciation) on:
Investments	9,642,379	162,186,170	181,338,284	159,190,948
Foreign currency translation	—	—	—	—
Net change in unrealized appreciation (depreciation)	9,642,379	162,186,170	181,338,284	159,190,948
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,942,477	511,972,043	294,598,980	247,022,787
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,386,472	$747,291,461	$299,367,228	$243,518,057

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$21,776,690	$134,994,722	$275,316,346	$8,699,539	$1,534,215	$23,492
27,766	—	—	—	—	—
—	(4,034)	(5,722,683)	—	—	—
21,804,456	134,990,688	269,593,663	8,699,539	1,534,215	23,492

27,413,907	40,772,724	43,421,562	6,767,298 (a)	1,272,776 (a)	6,465 (a)
2,100,226	2,371,814	2,484,530	—	—	—
4,235,707	100,000	9,016,916	—	—	—
298,178	451,317	407,619	—	—	—
29,335	29,372	29,446	—	—	—
171,467	213,365	114,884	—	—	—
200,447	235,258	249,574	—	—	—
14,000	4,604	37,950	—	—	—
14,732	15,522	16,048	—	—	—
164,000	189,089	215,295	—	—	—
629,799	748,643	799,733	81,831	11,043	80
35,271,798	45,131,708	56,793,557	6,849,129	1,283,819	6,545
—	—	—	—	—	—
35,271,798	45,131,708	56,793,557	6,849,129	1,283,819	6,545
(13,467,342)	89,858,980	212,800,106	1,850,410	250,396	16,947

(23,227,536)	(149,702,105)	(80,129,751)	(73,650,686)	(3,916,434)	(79,687)
2,103,435,630	569,920,253	467,790,490	152,949,952	49,604,899	92
—	—	(5,960)	—	—	—
2,080,208,094	420,218,148	387,654,779	79,299,266	45,688,465	(79,595)

(1,375,412,315)	13,001,523	101,071,795	43,988,656	26,520,637	144,678
—	—	14,024	—	—	—
(1,375,412,315)	13,001,523	101,085,819	43,988,656	26,520,637	144,678
704,795,779	433,219,671	488,740,598	123,287,922	72,209,102	65,083
$691,328,437	$523,078,651	$701,540,704	$125,138,332	$72,459,498	$82,030
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dow Jones Select MicroCap Index Fund (FDM)		First Trust Morningstar Dividend Leaders Index Fund (FDL)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$2,443,995	$2,638,209	$235,319,418	$178,436,195
Net realized gain (loss)	21,300,098	14,855,319	349,785,873	105,770,708
Net change in unrealized appreciation (depreciation)	9,642,379	4,355,063	162,186,170	332,057,322
Net increase (decrease) in net assets resulting from operations	33,386,472	21,848,591	747,291,461	616,264,225

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,028,746)	(2,965,016)	(234,991,449)	(178,496,974)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	104,634,098	68,564,014	2,705,330,842	1,292,567,948
Cost of shares redeemed	(97,274,202)	(82,381,853)	(1,544,702,704)	(1,249,867,155)
Net increase (decrease) in net assets resulting from shareholder transactions	7,359,896	(13,817,839)	1,160,628,138	42,700,793
Total increase (decrease) in net assets	37,717,622	5,065,736	1,672,928,150	480,468,044

NET ASSETS:
Beginning of period	177,447,912	172,382,176	4,451,266,050	3,970,798,006
End of period	$215,165,534	$177,447,912	$6,124,194,200	$4,451,266,050

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,605,000	2,805,000	110,700,002	110,700,002
Shares sold	1,450,000	1,100,000	64,050,000	33,050,000
Shares redeemed	(1,350,000)	(1,300,000)	(36,600,000)	(33,050,000)
Shares outstanding, end of period	2,705,000	2,605,000	138,150,002	110,700,002
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)		First Trust NYSE® Arca® Biotechnology Index Fund (FBT)		First Trust Dow Jones Internet Index Fund (FDN)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$4,768,248	$256,958	$(3,504,730)	$(3,445,180)	$(13,467,342)	$(9,836,577)
113,260,696	47,159,209	87,831,839	58,687,441	2,080,208,094	163,423,930
181,338,284	115,817,467	159,190,948	2,011,083	(1,375,412,315)	1,499,673,778
299,367,228	163,233,634	243,518,057	57,253,344	691,328,437	1,653,261,131

(6,101,236)	(743,435)	—	(7,915,052)	—	—

177,480,628	5,025,173	109,272,301	83,574,501	8,570,977,017	3,469,661,610
(49,642,386)	(130,973,175)	(136,487,642)	(308,922,793)	(9,511,182,700)	(4,278,193,870)
127,838,242	(125,948,002)	(27,215,341)	(225,348,292)	(940,205,683)	(808,532,260)
421,104,234	36,542,197	216,302,716	(176,010,000)	(248,877,246)	844,728,871

783,452,632	746,910,435	1,111,743,523	1,287,753,523	6,803,638,493	5,958,909,622
$1,204,556,866	$783,452,632	$1,328,046,239	$1,111,743,523	$6,554,761,247	$6,803,638,493

6,550,002	7,800,002	6,700,002	8,150,002	27,950,002	31,950,002
1,200,000	50,000	550,000	500,000	32,750,000	16,050,000
(400,000)	(1,300,000)	(800,000)	(1,950,000)	(36,350,000)	(20,050,000)
7,350,002	6,550,002	6,450,002	6,700,002	24,350,002	27,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® ETF (FTCS)		First Trust Value Line® Dividend Index Fund (FVD)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$89,858,980	$116,704,878	$212,800,106	$215,830,918
Net realized gain (loss)	420,218,148	940,916,208	387,654,779	937,342,009
Net change in unrealized appreciation (depreciation)	13,001,523	(122,409,847)	101,085,819	(216,099,007)
Net increase (decrease) in net assets resulting from operations	523,078,651	935,211,239	701,540,704	937,073,920

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(87,604,607)	(117,917,367)	(213,078,003)	(217,364,448)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,766,525,409	5,536,998,158	1,072,564,336	2,478,869,768
Cost of shares redeemed	(3,728,620,160)	(6,517,043,526)	(2,456,493,920)	(4,710,873,460)
Net increase (decrease) in net assets resulting from shareholder transactions	(962,094,751)	(980,045,368)	(1,383,929,584)	(2,232,003,692)
Total increase (decrease) in net assets	(526,620,707)	(162,751,496)	(895,466,883)	(1,512,294,220)

NET ASSETS:
Beginning of period	8,581,233,143	8,743,984,639	9,281,568,741	10,793,862,961
End of period	$8,054,612,436	$8,581,233,143	$8,386,101,858	$9,281,568,741

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	97,700,002	109,250,002	212,840,884	266,190,884
Shares sold	30,600,000	64,450,000	23,800,000	56,200,000
Shares redeemed	(41,200,000)	(76,000,000)	(54,600,000)	(109,550,000)
Shares outstanding, end of period	87,100,002	97,700,002	182,040,884	212,840,884
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)		First Trust Indxx Aerospace & Defense ETF (MISL)		First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$1,850,410	$2,695,513	$250,396	$630,942	$16,947	$30,996
79,299,266	23,980,323	45,688,465	1,431,875	(79,595)	96,067
43,988,656	10,335,760	26,520,637	7,751,861	144,678	(137,614)
125,138,332	37,011,596	72,459,498	9,814,678	82,030	(10,551)

(2,015,750)	(2,526,075)	(794,685)	(706,281)	(16,500)	(35,231)

1,076,631,254	1,162,983,173	1,242,916,241	65,765,460	—	2,340,567
(850,005,373)	(353,264,940)	(136,074,668)	(5,811,488)	—	(2,318,893)
226,625,881	809,718,233	1,106,841,573	59,953,972	—	21,674
349,748,463	844,203,754	1,178,506,386	69,062,369	65,530	(24,108)

909,410,740	65,206,986	111,051,232	41,988,863	1,071,369	1,095,477
$1,259,159,203	$909,410,740	$1,289,557,618	$111,051,232	$1,136,899	$1,071,369

29,000,002	2,400,002	3,650,002	1,650,002	50,002	50,002
31,800,000	38,150,000	29,900,000	2,200,000	—	100,000
(25,150,000)	(11,550,000)	(3,400,000)	(200,000)	—	(100,000)
35,650,002	29,000,002	30,150,002	3,650,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dow Jones Select MicroCap Index Fund (FDM)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$68.12	$61.46	$55.45	$63.87	$47.94
Income from investment operations:
Net investment income (loss)	0.92 (a)	0.94 (a)	1.10 (a)	1.00	0.64
Net realized and unrealized gain (loss)	11.64	6.78	6.02	(8.42)	15.98
Total from investment operations	12.56	7.72	7.12	(7.42)	16.62
Distributions paid to shareholders from:
Net investment income	(1.14)	(1.06)	(1.11)	(1.00)	(0.69)
Net asset value, end of period	$79.54	$68.12	$61.46	$55.45	$63.87
Total return (b)	18.62%	12.73%	13.01%	(11.56)%	34.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$215,166	$177,448	$172,382	$144,442	$188,737
Ratio of total expenses to average net assets	0.66% (c)	0.65%	0.68%	0.69%	0.69%
Ratio of net expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.30%	1.49%	1.97%	1.72%	1.10%
Portfolio turnover rate (d)	83%	71%	72%	84%	95%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65% and 0.60%, respectively.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Morningstar Dividend Leaders Index Fund (FDL)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.21	$35.87	$36.54	$35.54	$29.59
Income from investment operations:
Net investment income (loss)	1.84 (a)	1.69 (a)	1.59 (a)	1.30	1.29
Net realized and unrealized gain (loss)	4.07	4.35	(0.62)	1.01	5.95
Total from investment operations	5.91	6.04	0.97	2.31	7.24
Distributions paid to shareholders from:
Net investment income	(1.79)	(1.70)	(1.64)	(1.31)	(1.29)
Net asset value, end of period	$44.33	$40.21	$35.87	$36.54	$35.54
Total return (b)	14.88%	16.98%	2.90%	6.71%	24.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,124,194	$4,451,266	$3,970,798	$4,801,817	$1,762,910
Ratio of total expenses to average net assets	0.44%	0.43%	0.44%	0.45%	0.46%
Ratio of net expenses to average net assets	0.44%	0.43%	0.44%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.32%	4.31%	4.52%	4.15%	3.90%
Portfolio turnover rate (c)	58%	46%	46%	60%	59%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust US Equity Opportunities ETF (FPX)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$119.61	$95.76	$78.73	$122.49	$118.32
Income from investment operations:
Net investment income (loss)	0.70 (a)	0.04 (a)	0.22 (a)	0.90	0.08
Net realized and unrealized gain (loss)	44.45	23.92	17.07	(43.81)	4.26
Total from investment operations	45.15	23.96	17.29	(42.91)	4.34
Distributions paid to shareholders from:
Net investment income	(0.87)	(0.11)	(0.26)	(0.85)	(0.17)
Net asset value, end of period	$163.89	$119.61	$95.76	$78.73	$122.49
Total return (b)	37.75%	25.02%	22.01%	(35.05)%	3.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,204,557	$783,453	$746,910	$803,094	$1,855,705
Ratio of total expenses to average net assets	0.57% (c)	0.56% (c)	0.58%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	0.49% (c)	0.03% (c)	0.25%	0.86%	0.07%
Portfolio turnover rate (d)	83%	77%	123%	115%	85%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$165.93	$158.01	$154.52	$161.97	$168.08
Income from investment operations:
Net investment income (loss)	(0.55) (a)	(0.47) (a)	(0.46) (a)	(0.37)	(0.42)
Net realized and unrealized gain (loss)	40.52	9.56	3.95	(7.08)	(5.69)
Total from investment operations	39.97	9.09	3.49	(7.45)	(6.11)
Distributions paid to shareholders from:
Net investment income	—	(1.17)	—	—	—
Net asset value, end of period	$205.90	$165.93	$158.01	$154.52	$161.97
Total return (b)	24.09%	5.76%	2.26%	(4.60)%	(3.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,328,046	$1,111,744	$1,287,754	$1,483,355	$1,708,757
Ratio of total expenses to average net assets	0.56%	0.54%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.31)%	(0.30)%	(0.30)%	(0.25)%	(0.23)%
Portfolio turnover rate (c)	37%	71%	30%	39%	39%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Internet Index Fund (FDN)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$243.42	$186.51	$123.15	$226.02	$212.37
Income from investment operations:
Net investment income (loss)	(0.50) (a)	(0.33) (a)	(0.42) (a)	(0.48)	(0.73)
Net realized and unrealized gain (loss)	26.27	57.24	63.78	(102.39)	14.38
Total from investment operations	25.77	56.91	63.36	(102.87)	13.65
Net asset value, end of period	$269.19	$243.42	$186.51	$123.15	$226.02
Total return (b)	10.59%	30.52%	51.44%	(45.51)%	6.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,554,761	$6,803,638	$5,958,910	$3,552,840	$9,967,573
Ratio of total expenses to average net assets	0.50%	0.49%	0.51%	0.52%	0.51%
Ratio of net investment income (loss) to average net assets	(0.19)%	(0.16)%	(0.27)%	(0.26)%	(0.30)%
Portfolio turnover rate (c)	15%	32%	24%	24%	19%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Capital Strength® ETF (FTCS)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$87.83	$80.04	$74.87	$84.52	$67.55
Income from investment operations:
Net investment income (loss)	0.97 (a)	1.14 (a)	1.16 (a)	0.90	0.91
Net realized and unrealized gain (loss)	4.64	7.82	5.19	(9.63)	16.95
Total from investment operations	5.61	8.96	6.35	(8.73)	17.86
Distributions paid to shareholders from:
Net investment income	(0.96)	(1.17)	(1.18)	(0.92)	(0.89)
Net asset value, end of period	$92.48	$87.83	$80.04	$74.87	$84.52
Total return (b)	6.39%	11.21%	8.57%	(10.28)%	26.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,054,612	$8,581,233	$8,743,985	$8,692,148	$9,491,932
Ratio of total expenses to average net assets	0.54%	0.52%	0.54%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	1.07%	1.32%	1.56%	1.21%	1.23%
Portfolio turnover rate (c)	117%	87%	104%	135%	117%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Value Line® Dividend Index Fund (FVD)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$43.61	$40.55	$39.89	$43.00	$35.10
Income from investment operations:
Net investment income (loss)	1.07 (a)	0.94 (a)	0.93 (a)	0.82	0.74
Net realized and unrealized gain (loss)	2.48	3.09	0.68	(3.10)	7.91
Total from investment operations	3.55	4.03	1.61	(2.28)	8.65
Distributions paid to shareholders from:
Net investment income	(1.09)	(0.97)	(0.95)	(0.83)	(0.75)
Net asset value, end of period	$46.07	$43.61	$40.55	$39.89	$43.00
Total return (b)	8.19%	10.00%	4.10%	(5.24)%	24.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,386,102	$9,281,569	$10,793,863	$12,442,671	$12,954,187
Ratio of total expenses to average net assets	0.63%	0.61%	0.60%	0.65%	0.67%
Ratio of net investment income (loss) to average net assets	2.37%	2.20%	2.36%	2.04%	1.91%
Portfolio turnover rate (c)	65%	73%	57%	53%	47%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Growth StrengthTM ETF (FTGS)

	Year Ended December 31,			Period Ended 12/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$31.36	$27.17	$20.49	$20.29
Income from investment operations:
Net investment income (loss)	0.06 (b)	0.18 (b)	0.22 (b)	0.04
Net realized and unrealized gain (loss)	3.96	4.13	6.63	0.20
Total from investment operations	4.02	4.31	6.85	0.24
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.12)	(0.17)	(0.04)
Net realized gain	—	—	(0.00) (c)	—
Total distributions	(0.06)	(0.12)	(0.17)	(0.04)
Net asset value, end of period	$35.32	$31.36	$27.17	$20.49
Total return (d)	12.83%	15.87%	33.54%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,259,159	$909,411	$65,207	$1,024
Ratio of total expenses to average net assets	0.61% (e)	0.60%	0.60%	0.60% (f)
Ratio of net investment income (loss) to average net assets	0.16%	0.57%	0.89%	1.11% (f)
Portfolio turnover rate (g)	105%	102%	66%	25%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Aerospace & Defense ETF (MISL)

	Year Ended December 31,			Period Ended 12/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$30.42	$25.45	$22.30	$20.79
Income from investment operations:
Net investment income (loss)	0.04 (b)	0.26 (b)	0.20 (b)	0.02
Net realized and unrealized gain (loss)	12.48	4.94	3.11	1.51
Total from investment operations	12.52	5.20	3.31	1.53
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.23)	(0.14)	(0.02)
Net realized gain	—	(0.00) (c)	(0.02)	—
Total distributions	(0.17)	(0.23)	(0.16)	(0.02)
Net asset value, end of period	$42.77	$30.42	$25.45	$22.30
Total return (d)	41.24%	20.44%	14.88%	7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,289,558	$111,051	$41,989	$2,230
Ratio of total expenses to average net assets	0.61% (e)	0.60%	0.60%	0.60% (f)
Ratio of net investment income (loss) to average net assets	0.12%	0.87%	0.86%	0.53% (f)
Portfolio turnover rate (g)	22%	16%	12%	2%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

	Year Ended		Period Ended 12/31/2023 (a)
	12/31/2025	12/31/2024
Net asset value, beginning of period	$21.43	$21.91	$19.69
Income from investment operations:
Net investment income (loss) (b)	0.34	0.47	0.33
Net realized and unrealized gain (loss)	1.30	(0.33)	2.23
Total from investment operations	1.64	0.14	2.56
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.62)	(0.34)
Net asset value, end of period	$22.74	$21.43	$21.91
Total return (c)	7.73%	0.55%	13.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,137	$1,071	$1,095
Ratio of total expenses to average net assets	0.61% (d)	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	1.57%	2.03%	1.98% (e)
Portfolio turnover rate (f)	111%	90%	44%

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the ten funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)
First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)
First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)
First Trust NYSE® Arca® Biotechnology Index Fund – (NYSE Arca ticker “FBT”)
First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)
First Trust Capital Strength® ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTCS”)
First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)
First Trust Growth StrengthTM ETF – (Nasdaq ticker “FTGS”)
First Trust Indxx Aerospace & Defense ETF – (NYSE Arca ticker “MISL”)
First Trust Bloomberg Inflation Sensitive Equity ETF – (NYSE Arca ticker “FTIF”)
Each of FDN, FDL, FPX, MISL and FTIF operates as a non-diversified series of the Trust. Each of FDM, FBT, FTCS, FVD and FTGS operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dow Jones Select MicroCap Index Fund	Dow Jones Select MicroCap IndexSM
First Trust Morningstar Dividend Leaders Index Fund	Morningstar® Dividend Leaders IndexSM
First Trust US Equity Opportunities ETF	IPOX®-100 U.S. Index
First Trust NYSE® Arca® Biotechnology Index Fund	NYSE® Arca® Biotechnology Index
First Trust Dow Jones Internet Index Fund	Dow Jones Internet Composite IndexSM
First Trust Capital Strength® ETF	The Capital StrengthTM Index
First Trust Value Line® Dividend Index Fund	Value Line® Dividend Index
First Trust Growth StrengthTM ETF	The Growth StrengthTM Index
First Trust Indxx Aerospace & Defense ETF	Indxx US Aerospace & Defense Index
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Inflation Sensitive Equity Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, only FDM, FPX, FBT, and FDN had securities in the securities lending program. During the fiscal year ended December 31, 2025, FDM, FPX, FBT, and FDN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2025, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$3,028,746	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	234,991,449	—	—
First Trust US Equity Opportunities ETF	6,101,236	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	—	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	87,604,607	—	—
First Trust Value Line® Dividend Index Fund	213,078,003	—	—
First Trust Growth StrengthTM ETF	2,015,750	—	—
First Trust Indxx Aerospace & Defense ETF	794,685	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	16,500	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$2,965,016	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	178,496,974	—	—
First Trust US Equity Opportunities ETF	743,435	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	7,915,052	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	117,917,367	—	—
First Trust Value Line® Dividend Index Fund	217,364,448	—	—
First Trust Growth StrengthTM ETF	2,526,075	—	—
First Trust Indxx Aerospace & Defense ETF	706,281	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	35,231	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$—	$(80,840,716)	$23,236,878
First Trust Morningstar Dividend Leaders Index Fund	1,156,536	(478,212,290)	244,197,246
First Trust US Equity Opportunities ETF	153,159	(572,867,460)	411,956,902
First Trust NYSE® Arca® Biotechnology Index Fund	—	(609,194,997)	240,045,036
First Trust Dow Jones Internet Index Fund	—	(1,657,871,340)	(502,005,679)
First Trust Capital Strength® ETF	2,254,373	(1,216,794,423)	758,994,667
First Trust Value Line® Dividend Index Fund	1,489,173	(622,181,213)	637,575,422
First Trust Growth StrengthTM ETF	4,180	(76,239,793)	49,468,159
First Trust Indxx Aerospace & Defense ETF	—	(1,199,063)	35,229,630
First Trust Bloomberg Inflation Sensitive Equity ETF	234	(118,238)	55,608
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all Funds except FTIF, the taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. For FTIF, the taxable period ended 2023, and years ended 2024 and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dow Jones Select MicroCap Index Fund	$80,840,716
First Trust Morningstar Dividend Leaders Index Fund	478,212,290
First Trust US Equity Opportunities ETF	572,867,460
First Trust NYSE® Arca® Biotechnology Index Fund	609,194,997
First Trust Dow Jones Internet Index Fund	1,657,871,340
First Trust Capital Strength® ETF	1,216,794,423
First Trust Value Line® Dividend Index Fund*	622,181,213
First Trust Growth StrengthTM ETF	76,239,793
First Trust Indxx Aerospace & Defense ETF	1,199,063
First Trust Bloomberg Inflation Sensitive Equity ETF	118,238

*
$11,007,161 of First Trust Value Line® Dividend Index Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,518 per year.

During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust US Equity Opportunities ETF	$92,246,153
First Trust NYSE® Arca® Biotechnology Index Fund	53,174,436
First Trust Dow Jones Internet Index Fund	60,544,284
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for each Fund were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Dow Jones Select MicroCap Index Fund	$584,751	$(36,297,858)	$35,713,107
First Trust Morningstar Dividend Leaders Index Fund	—	(456,053,124)	456,053,124
First Trust US Equity Opportunities ETF	535,919	(22,271,000)	21,735,081
First Trust NYSE® Arca® Biotechnology Index Fund	9,747,796	(37,140,006)	27,392,210
First Trust Dow Jones Internet Index Fund	13,467,342	(1,980,715,954)	1,967,248,612
First Trust Capital Strength® ETF	—	(554,595,177)	554,595,177
First Trust Value Line® Dividend Index Fund	(5,960)	(400,732,012)	400,737,972
First Trust Growth StrengthTM ETF	—	(147,568,608)	147,568,608
First Trust Indxx Aerospace & Defense ETF	544,289	(48,466,078)	47,921,789
First Trust Bloomberg Inflation Sensitive Equity ETF	(213)	(100)	313
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$194,116,527	$34,312,881	$(11,076,003)	$23,236,878
First Trust Morningstar Dividend Leaders Index Fund	5,867,681,311	598,722,291	(354,525,045)	244,197,246
First Trust US Equity Opportunities ETF	795,557,904	426,315,625	(14,358,723)	411,956,902
First Trust NYSE® Arca® Biotechnology Index Fund	1,095,258,437	358,903,307	(118,858,271)	240,045,036
First Trust Dow Jones Internet Index Fund	7,065,966,765	436,755,307	(938,760,986)	(502,005,679)
First Trust Capital Strength® ETF	7,295,805,134	1,039,224,857	(280,230,190)	758,994,667
First Trust Value Line® Dividend Index Fund	7,737,496,109	1,075,554,319	(437,981,239)	637,573,080
First Trust Growth StrengthTM ETF	1,209,690,447	132,998,038	(83,529,879)	49,468,159
First Trust Indxx Aerospace & Defense ETF	1,254,566,414	50,577,710	(15,348,080)	35,229,630
First Trust Bloomberg Inflation Sensitive Equity ETF	1,081,041	131,158	(75,550)	55,608
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dow Jones Select MicroCap Index Fund	S&P Dow Jones Indices, LLC
First Trust Morningstar Dividend Leaders Index Fund	Morningstar, Inc.
First Trust US Equity Opportunities ETF	IPOX® Schuster LLC
First Trust NYSE® Arca® Biotechnology Index Fund	ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund	S&P Dow Jones Indices, LLC
First Trust Capital Strength® ETF	Nasdaq, Inc.
First Trust Value Line® Dividend Index Fund	Value Line Publishing, LLC
First Trust Growth StrengthTM ETF	Nasdaq, Inc.
First Trust Indxx Aerospace & Defense ETF	Indxx, Inc.
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The Advisor or the Fund, as applicable, is required to pay a licensing fee for such Fund, which is shown on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FTGS	MISL	FTIF
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%
For the First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength® ETF and First Trust Value Line Dividend Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints	FDM	FDL	FPX	FBT	FDN	FTCS	FVD
Fund net assets up to and including $2.5 billion	0.5000%	0.3000%	0.40%	0.40%	0.40%	0.5000%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2925%	0.39%	0.39%	0.39%	0.4875%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2850%	0.38%	0.38%	0.38%	0.4750%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2775%	0.37%	0.37%	0.37%	0.4625%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2700%	0.36%	0.36%	0.36%	0.4500%	0.4500%
Fund net assets greater than $15 billion	0.4250%	0.2550%	0.34%	0.34%	0.34%	0.4250%	0.4250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2027.

Expense Cap
First Trust Dow Jones Select MicroCap Index Fund	0.60%
First Trust Morningstar Dividend Leaders Index Fund	0.45%
First Trust US Equity Opportunities ETF	0.60%
First Trust NYSE® Arca® Biotechnology Index Fund	0.60%
First Trust Dow Jones Internet Index Fund	0.60%
First Trust Capital Strength® ETF	0.65%
First Trust Value Line® Dividend Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$154,844,095	$155,035,454
First Trust Morningstar Dividend Leaders Index Fund	3,132,055,997	3,132,678,043
First Trust US Equity Opportunities ETF	801,980,717	801,513,555
First Trust NYSE® Arca® Biotechnology Index Fund	415,293,630	418,851,592
First Trust Dow Jones Internet Index Fund	1,060,915,564	1,075,743,389
First Trust Capital Strength® ETF	9,840,253,425	9,837,557,268
First Trust Value Line® Dividend Index Fund	5,834,802,961	5,825,944,500
First Trust Growth StrengthTM ETF	1,179,444,014	1,176,015,256
First Trust Indxx Aerospace & Defense ETF	54,642,297	54,456,403
First Trust Bloomberg Inflation Sensitive Equity ETF	1,198,993	1,196,805
For the fiscal year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$104,372,410	$96,904,790
First Trust Morningstar Dividend Leaders Index Fund	2,697,657,983	1,539,412,946
First Trust US Equity Opportunities ETF	177,229,669	49,599,750

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
	Purchases	Sales
First Trust NYSE® Arca® Biotechnology Index Fund	$109,242,678	$136,448,523
First Trust Dow Jones Internet Index Fund	8,569,782,372	9,509,540,529
First Trust Capital Strength® ETF	2,763,218,705	3,722,379,351
First Trust Value Line® Dividend Index Fund	1,067,436,876	2,453,619,532
First Trust Growth StrengthTM ETF	1,073,071,186	849,688,923
First Trust Indxx Aerospace & Defense ETF	1,242,018,016	135,796,747
First Trust Bloomberg Inflation Sensitive Equity ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength® ETF, First Trust Value Line® Dividend Index Fund, First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Dow Jones Select MicroCap Index Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
First Trust Morningstar Dividend Leaders Index Fund
First Trust US Equity Opportunities ETF
First Trust NYSE® Arca® Biotechnology Index Fund
First Trust Dow Jones Internet Index Fund
First Trust Capital Strength® ETF
First Trust Value Line® Dividend Index Fund
First Trust Growth StrengthTM ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and for the period from October 25, 2022 (commencement of investment operations) through December 31, 2022
First Trust Indxx Aerospace & Defense ETF
First Trust Bloomberg Inflation Sensitive Equity ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, and for the period from March 13, 2023 (commencement of investment operations) through December 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 23, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $15,246,340. This figure is comprised of $433,717 paid (or to be paid) in fixed compensation and $14,812,623 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $7,840,835 paid (or to be paid) to senior management of First Trust Advisors L.P. and $7,405,505 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Dow Jones Select MicroCap Index Fund	100.00%
First Trust Morningstar Dividend Leaders Index Fund	100.00%
First Trust US Equity Opportunities ETF	72.79%
First Trust NYSE® Arca® Biotechnology Index Fund	0.00%
First Trust Dow Jones Internet Index Fund	0.00%
First Trust Capital Strength® ETF	100.00%
First Trust Value Line® Dividend Index Fund	92.20%
First Trust Growth StrengthTM ETF	100.00%
First Trust Indxx Aerospace & Defense ETF	100.00%
First Trust Bloomberg Inflation Sensitive Equity ETF	85.98%

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Dow Jones Select MicroCap Index Fund	100.00%
First Trust Morningstar Dividend Leaders Index Fund	100.00%
First Trust US Equity Opportunities ETF	76.21%
First Trust NYSE® Arca® Biotechnology Index Fund	0.00%
First Trust Dow Jones Internet Index Fund	0.00%
First Trust Capital Strength® ETF	100.00%
First Trust Value Line® Dividend Index Fund	100.00%
First Trust Growth StrengthTM ETF	100.00%
First Trust Indxx Aerospace & Defense ETF	100.00%
First Trust Bloomberg Inflation Sensitive Equity ETF	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimers
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund
Book 2

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW) (formerly known as First Trust NASDAQ-100 Equal Weighted Index Fund)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
63,839	Axon Enterprise, Inc. (a)	$36,256,083
	Beverages — 2.0%
497,418	Monster Beverage Corp. (a)	38,137,038
	Biotechnology — 10.0%
94,778	Alnylam Pharmaceuticals, Inc. (a)	37,688,472
115,869	Amgen, Inc.	37,925,082
305,199	Gilead Sciences, Inc.	37,460,125
49,395	Regeneron Pharmaceuticals, Inc.	38,126,519
83,150	Vertex Pharmaceuticals, Inc. (a)	37,696,884
		188,897,082
	Broadline Retail — 4.1%
18,989	MercadoLibre, Inc. (a)	38,248,783
346,390	PDD Holdings, Inc., ADR (a)	39,277,162
		77,525,945
	Entertainment — 4.0%
186,019	Electronic Arts, Inc.	38,009,262
401,876	Netflix, Inc. (a)	37,679,894
		75,689,156
	Health Care Equipment & Supplies — 6.0%
574,222	Dexcom, Inc. (a)	38,111,114
54,164	IDEXX Laboratories, Inc. (a)	36,643,571
66,262	Intuitive Surgical, Inc. (a)	37,528,147
		112,282,832
	Hotels, Restaurants & Leisure — 6.0%
280,405	Airbnb, Inc., Class A (a)	38,056,567
7,033	Booking Holdings, Inc.	37,664,036
161,934	DoorDash, Inc., Class A (a)	36,674,812
		112,395,415
	Interactive Media & Services — 4.1%
61,748	Alphabet, Inc., Class A	19,327,124
61,458	Alphabet, Inc., Class C	19,285,521
57,582	Meta Platforms, Inc., Class A	38,009,302
		76,621,947
	Pharmaceuticals — 2.0%
415,205	AstraZeneca PLC, ADR	38,169,796
	Professional Services — 6.1%
147,062	Automatic Data Processing, Inc.	37,828,758
337,844	Paychex, Inc.	37,899,340
173,981	Verisk Analytics, Inc.	38,917,810
		114,645,908
	Real Estate Management & Development — 2.1%
581,529	CoStar Group, Inc. (a)	39,102,010
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 18.0%
177,731	Advanced Micro Devices, Inc. (a)	$38,062,871
332,659	ARM Holdings PLC, ADR (a)	36,362,955
35,921	ASML Holding N.V.	38,430,441
111,450	Broadcom, Inc.	38,572,845
30,452	KLA Corp.	37,001,616
220,196	Lam Research Corp.	37,693,151
40,479	Monolithic Power Systems, Inc.	36,688,546
209,587	NVIDIA Corp.	39,087,976
216,451	QUALCOMM, Inc.	37,023,944
		338,924,345
	Software — 27.6%
106,595	Adobe, Inc. (a)	37,307,184
52,585	AppLovin Corp., Class A (a)	35,432,825
235,507	Atlassian Corp., Class A (a)	38,185,105
126,410	Autodesk, Inc. (a)	37,418,624
120,457	Cadence Design Systems, Inc. (a)	37,652,449
270,198	Datadog, Inc., Class A (a)	36,744,226
472,746	Fortinet, Inc. (a)	37,540,760
56,507	Intuit, Inc.	37,431,367
78,064	Microsoft Corp.	37,753,312
196,159	Palantir Technologies, Inc., Class A (a)	34,867,262
202,981	Palo Alto Networks, Inc. (a)	37,389,100
85,245	Roper Technologies, Inc.	37,945,107
173,504	Workday, Inc., Class A (a)	37,265,189
163,118	Zscaler, Inc. (a)	36,688,500
		519,621,010
	Technology Hardware, Storage & Peripherals — 3.9%
138,609	Apple, Inc.	37,682,243
209,483	Western Digital Corp.	36,087,636
		73,769,879
	Wireless Telecommunication Services — 2.1%
192,818	T-Mobile US, Inc.	39,149,767
	Total Common Stocks	1,881,188,213
	(Cost $1,651,544,379)
MONEY MARKET FUNDS — 0.1%
1,185,562	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	1,185,562
	(Cost $1,185,562)

See Notes to Financial Statements

First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,608	Bank of America Corp., 3.82% (b), dated 12/31/25, due 01/02/26, with a maturity value of $1,608. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $1,640. (c)	$1,608
	(Cost $1,608)

	Total Investments — 100.0%	1,882,375,383
	(Cost $1,652,731,549)
	Net Other Assets and Liabilities — 0.0%	78,167
	Net Assets — 100.0%	$1,882,453,550

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,881,188,213	$1,881,188,213	$—	$—
Money Market Funds	1,185,562	1,185,562	—	—
Repurchase Agreements	1,608	—	1,608	—
Total Investments	$1,882,375,383	$1,882,373,775	$1,608	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,608
Non-cash Collateral(2)	(1,608)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.4%
608,206	PDD Holdings, Inc., ADR (a)	$68,964,478
	Hotels, Restaurants & Leisure — 2.2%
284,331	DoorDash, Inc., Class A (a)	64,395,285
	Interactive Media & Services — 4.7%
108,420	Alphabet, Inc., Class A	33,935,460
107,911	Alphabet, Inc., Class C	33,862,472
101,105	Meta Platforms, Inc., Class A	66,738,399
		134,536,331
	IT Services — 4.4%
779,822	Cognizant Technology Solutions Corp., Class A	64,725,226
392,785	Shopify, Inc., Class A (a)	63,226,601
		127,951,827
	Professional Services — 2.3%
505,999	Thomson Reuters Corp.	66,736,208
	Semiconductors & Semiconductor Equipment — 39.1%
312,068	Advanced Micro Devices, Inc. (a)	66,832,483
242,693	Analog Devices, Inc.	65,818,342
259,758	Applied Materials, Inc.	66,755,208
584,097	ARM Holdings PLC, ADR (a)	63,847,643
63,071	ASML Holding N.V.	67,477,140
195,689	Broadcom, Inc.	67,727,963
1,808,925	Intel Corp. (a)	66,749,332
53,469	KLA Corp.	64,969,112
386,629	Lam Research Corp.	66,183,152
792,064	Marvell Technology, Inc.	67,309,599
1,026,107	Microchip Technology, Inc.	65,383,538
250,469	Micron Technology, Inc.	71,486,357
71,074	Monolithic Power Systems, Inc.	64,418,631
368,002	NVIDIA Corp.	68,632,373
294,359	NXP Semiconductors N.V.	63,893,565
380,054	QUALCOMM, Inc.	65,008,237
377,812	Texas Instruments, Inc.	65,546,604
		1,128,039,279
	Software — 38.3%
187,165	Adobe, Inc. (a)	65,505,878
92,331	AppLovin Corp., Class A (a)	62,214,474
413,513	Atlassian Corp., Class A (a)	67,046,998
221,956	Autodesk, Inc. (a)	65,701,196
211,504	Cadence Design Systems, Inc. (a)	66,111,920
138,390	CrowdStrike Holdings, Inc., Class A (a)	64,871,696
474,425	Datadog, Inc., Class A (a)	64,517,056
Shares	Description	Value

	Software (Continued)
830,067	Fortinet, Inc. (a)	$65,915,621
99,217	Intuit, Inc.	65,723,325
137,069	Microsoft Corp.	66,289,310
344,424	Palantir Technologies, Inc., Class A (a)	61,221,366
356,403	Palo Alto Networks, Inc. (a)	65,649,433
149,676	Roper Technologies, Inc.	66,625,278
404,105	Strategy, Inc. (a)	61,403,755
143,628	Synopsys, Inc. (a)	67,464,944
304,646	Workday, Inc., Class A (a)	65,431,868
286,410	Zscaler, Inc. (a)	64,419,337
		1,106,113,455
	Technology Hardware, Storage & Peripherals — 6.6%
243,376	Apple, Inc.	66,164,199
224,742	Seagate Technology Holdings PLC	61,891,700
367,818	Western Digital Corp.	63,364,007
		191,419,906
	Total Common Stocks	2,888,156,769
	(Cost $2,449,497,274)
MONEY MARKET FUNDS — 0.0%
1,901,463	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	1,901,463
	(Cost $1,901,463)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$4,656	Bank of America Corp., 3.82% (b), dated 12/31/25, due 01/02/26, with a maturity value of $4,657. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $4,749. (c)	4,656
	(Cost $4,656)

	Total Investments — 100.0%	2,890,062,888
	(Cost $2,451,403,393)
	Net Other Assets and Liabilities — (0.0)%	(1,419,506)
	Net Assets — 100.0%	$2,888,643,382

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.
(c)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
December 31, 2025
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,888,156,769	$2,888,156,769	$—	$—
Money Market Funds	1,901,463	1,901,463	—	—
Repurchase Agreements	4,656	—	4,656	—
Total Investments	$2,890,062,888	$2,890,058,232	$4,656	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,656
Non-cash Collateral(2)	(4,656)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 1.7%
6,552	Axon Enterprise, Inc. (b)	$3,721,077
	Automobiles — 1.7%
7,963	Tesla, Inc. (b)	3,581,120
	Beverages — 7.1%
41,457	Coca-Cola Europacific Partners PLC	3,760,150
136,957	Keurig Dr Pepper, Inc.	3,836,166
50,132	Monster Beverage Corp. (b)	3,843,620
25,793	PepsiCo, Inc.	3,701,811
		15,141,747
	Biotechnology — 10.7%
9,483	Alnylam Pharmaceuticals, Inc. (b)	3,770,915
11,651	Amgen, Inc.	3,813,489
30,613	Gilead Sciences, Inc.	3,757,439
21,691	Insmed, Inc. (b)	3,775,102
4,993	Regeneron Pharmaceuticals, Inc.	3,853,947
8,456	Vertex Pharmaceuticals, Inc. (b)	3,833,612
		22,804,504
	Broadline Retail — 3.6%
16,803	Amazon.com, Inc. (b)	3,878,468
1,915	MercadoLibre, Inc. (b)	3,857,308
		7,735,776
	Chemicals — 1.8%
9,101	Linde PLC	3,880,575
	Commercial Services & Supplies — 3.6%
20,475	Cintas Corp.	3,850,733
97,777	Copart, Inc. (b)	3,827,969
		7,678,702
	Communications Equipment — 1.8%
48,648	Cisco Systems, Inc.	3,747,356
	Construction & Engineering — 1.7%
57,500	Ferrovial SE	3,715,075
	Consumer Staples Distribution & Retail — 1.8%
4,510	Costco Wholesale Corp.	3,889,153
	Diversified Telecommunication Services — 1.8%
129,209	Comcast Corp., Class A	3,862,057
	Electric Utilities — 7.2%
33,254	American Electric Power Co., Inc.	3,834,519
10,784	Constellation Energy Corp.	3,809,663
Shares	Description	Value

	Electric Utilities (Continued)
87,008	Exelon Corp.	$3,792,679
52,409	Xcel Energy, Inc.	3,870,929
		15,307,790
	Energy Equipment & Services — 1.8%
85,589	Baker Hughes Co.	3,897,723
	Entertainment — 7.3%
18,828	Electronic Arts, Inc.	3,847,125
40,567	Netflix, Inc. (b)	3,803,562
15,369	Take-Two Interactive Software, Inc. (b)	3,934,925
136,145	Warner Bros. Discovery, Inc. (b)	3,923,699
		15,509,311
	Financial Services — 1.8%
64,434	PayPal Holdings, Inc.	3,761,657
	Food Products — 3.5%
155,525	Kraft Heinz (The) Co.	3,771,481
69,697	Mondelez International, Inc., Class A	3,751,790
		7,523,271
	Ground Transportation — 3.6%
104,911	CSX Corp.	3,803,024
24,541	Old Dominion Freight Line, Inc.	3,848,029
		7,651,053
	Health Care Equipment & Supplies — 7.1%
57,604	Dexcom, Inc. (b)	3,823,178
46,090	GE HealthCare Technologies, Inc.	3,780,302
5,466	IDEXX Laboratories, Inc. (b)	3,697,913
6,690	Intuitive Surgical, Inc. (b)	3,788,948
		15,090,341
	Hotels, Restaurants & Leisure — 7.1%
28,198	Airbnb, Inc., Class A (b)	3,827,032
708	Booking Holdings, Inc.	3,791,574
12,363	Marriott International, Inc., Class A	3,835,497
43,233	Starbucks Corp.	3,640,651
		15,094,754
	Industrial Conglomerates — 1.7%
19,132	Honeywell International, Inc.	3,732,462
	Machinery — 1.8%
34,245	PACCAR, Inc.	3,750,170
	Media — 1.8%
18,483	Charter Communications, Inc., Class A (b)	3,858,326
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.8%
25,702	Diamondback Energy, Inc.	$3,863,782
	Pharmaceuticals — 1.8%
41,915	AstraZeneca PLC, ADR	3,853,246
	Professional Services — 5.4%
14,788	Automatic Data Processing, Inc.	3,803,917
34,039	Paychex, Inc.	3,818,495
17,513	Verisk Analytics, Inc.	3,917,483
		11,539,895
	Real Estate Management & Development — 1.8%
58,537	CoStar Group, Inc. (b)	3,936,028
	Specialty Retail — 3.6%
41,827	O’Reilly Automotive, Inc. (b)	3,815,041
21,114	Ross Stores, Inc.	3,803,476
		7,618,517
	Trading Companies & Distributors — 1.7%
90,643	Fastenal Co.	3,637,504
	Wireless Telecommunication Services — 1.8%
19,378	T-Mobile US, Inc.	3,934,509
	Total Common Stocks	213,317,481
	(Cost $218,012,549)
MONEY MARKET FUNDS — 0.2%
480,634	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (c)	480,634
	(Cost $480,634)

	Total Investments — 100.1%	213,798,115
	(Cost $218,493,183)
	Net Other Assets and Liabilities — (0.1)%	(192,317)
	Net Assets — 100.0%	$213,605,798

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$213,317,481	$213,317,481	$—	$—
Money Market Funds	480,634	480,634	—	—
Total Investments	$213,798,115	$213,798,115	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 19.7%
754,977	Lucid Group, Inc. (a) (b)	$7,980,107
30,013	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	641,378
2,587,625	Rivian Automotive, Inc., Class A (a)	51,002,089
101,419	Tesla, Inc. (a)	45,610,152
		105,233,726
	Chemicals — 6.0%
167,810	Albemarle Corp.	23,735,047
192,482	Aspen Aerogels, Inc. (a)	544,724
114,939	Sociedad Quimica y Minera de Chile S.A., ADR (a)	7,907,803
		32,187,574
	Construction & Engineering — 0.4%
81,042	Ameresco, Inc., Class A (a)	2,373,720
	Electrical Equipment — 27.4%
59,532	Acuity, Inc.	21,433,901
105,238	American Superconductor Corp. (a)	3,028,750
355,744	Array Technologies, Inc. (a)	3,279,960
700,410	Ballard Power Systems, Inc. (a)	1,779,041
399,372	Bloom Energy Corp., Class A (a)	34,701,433
54,389	ChargePoint Holdings, Inc. (a) (b)	361,143
105,996	Electrovaya, Inc. (a)	837,368
85,960	EnerSys	12,614,630
502,628	Enovix Corp. (a) (b)	3,674,211
754,813	Eos Energy Enterprises, Inc. (a)	8,650,157
305,955	Fluence Energy, Inc. (a)	6,051,790
72,414	LSI Industries, Inc.	1,326,624
238,089	Nextpower, Inc., Class A (a)	20,739,933
3,240,584	Plug Power, Inc. (a)	6,383,950
389,842	Shoals Technologies Group, Inc., Class A (a)	3,313,657
540,417	Sunrun, Inc. (a)	9,943,673
76,683	Vicor Corp. (a)	8,404,457
		146,524,678
	Electronic Equipment, Instruments & Components — 5.3%
87,908	Advanced Energy Industries, Inc.	18,405,298
106,670	Itron, Inc. (a)	9,905,376
		28,310,674
	Financial Services — 1.7%
294,679	HA Sustainable Infrastructure Capital, Inc.	9,261,761
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 8.8%
696,254	Brookfield Renewable Partners, L.P. (c)	$18,777,971
197,601	Clearway Energy, Inc., Class C	6,572,209
331,311	Montauk Renewables, Inc. (a)	553,289
141,559	Ormat Technologies, Inc.	15,638,023
572,538	ReNew Energy Global PLC, Class A (a)	3,234,840
218,844	XPLR Infrastructure, L.P. (a) (c) (d)	2,188,440
		46,964,772
	Metals & Mining — 3.9%
352,117	MP Materials Corp. (a)	17,788,951
259,409	Sigma Lithium Corp. (a) (b)	3,421,605
		21,210,556
	Oil, Gas & Consumable Fuels — 0.4%
510,744	Clean Energy Fuels Corp. (a)	1,072,562
564,329	Gevo, Inc. (a)	1,128,658
		2,201,220
	Professional Services — 0.7%
34,352	Willdan Group, Inc. (a)	3,560,928
	Semiconductors & Semiconductor Equipment — 25.4%
431,136	Allegro MicroSystems, Inc. (a)	11,373,368
304,768	Enphase Energy, Inc. (a)	9,767,814
159,854	First Solar, Inc. (a)	41,758,661
500,586	Navitas Semiconductor Corp. (a) (b)	3,574,184
854,432	ON Semiconductor Corp. (a)	46,267,493
128,876	Power Integrations, Inc.	4,580,253
139,272	SolarEdge Technologies, Inc. (a)	4,017,997
110,724	Universal Display Corp.	12,930,349
60,303	Wolfspeed, Inc. (a)	1,049,875
361,322	Wolfspeed, Inc. (a) (b) (e) (f)	383,001
		135,702,995
	Specialty Retail — 0.2%
314,836	EVgo, Inc. (a)	916,173
	Total Common Stocks	534,448,777
	(Cost $788,137,296)
MONEY MARKET FUNDS — 0.1%
448,813	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	448,813
	(Cost $448,813)

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$12,920,827	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $12,923,569. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $13,179,248. (h)	$12,920,827
	(Cost $12,920,827)

	Total Investments — 102.4%	547,818,417
	(Cost $801,506,936)
	Net Other Assets and Liabilities — (2.4)%	(12,888,618)
	Net Assets — 100.0%	$534,929,799

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $12,269,971 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,920,827.

(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $383,001 or 0.1% of net assets.

(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Semiconductors & Semiconductor Equipment	$135,702,995	$135,319,994	$383,001	$—
Other Industry Categories*	398,745,782	398,745,782	—	—
Money Market Funds	448,813	448,813	—	—
Repurchase Agreements	12,920,827	—	12,920,827	—
Total Investments	$547,818,417	$534,514,589	$13,303,828	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$12,269,971
Non-cash Collateral(2)	(12,269,971)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$12,920,827
Non-cash Collateral(4)	(12,920,827)
Net Amount	$—

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
December 31, 2025
(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 96.3%
	Data Center REITs — 9.9%
40,844	Digital Realty Trust, Inc.	$6,318,975
10,931	Equinix, Inc.	8,374,895
		14,693,870
	Diversified REITs — 2.5%
9,203	Alexander & Baldwin, Inc.	189,950
1,505	Alpine Income Property Trust, Inc.	25,164
5,974	American Assets Trust, Inc.	113,088
10,139	Armada Hoffler Properties, Inc.	67,120
23,935	Broadstone Net Lease, Inc.	415,751
3,726	CTO Realty Growth, Inc.	68,596
25,064	Essential Properties Realty Trust, Inc.	743,398
6,122	Gladstone Commercial Corp.	65,322
24,939	Global Net Lease, Inc.	214,475
1,194	Modiv Industrial, Inc.	17,182
5,147	NexPoint Diversified Real Estate Trust	19,713
27,721	WP Carey, Inc.	1,784,123
		3,723,882
	Health Care REITs — 18.6%
19,675	Alexandria Real Estate Equities, Inc.	962,894
22,378	American Healthcare REIT, Inc.	1,053,109
28,246	CareTrust REIT, Inc.	1,021,375
3,239	Community Healthcare Trust, Inc.	53,184
27,567	Diversified Healthcare Trust	133,700
1,594	Global Medical REIT, Inc.	53,782
44,479	Healthcare Realty Trust, Inc.	753,919
87,907	Healthpeak Properties, Inc.	1,413,545
6,023	LTC Properties, Inc.	207,071
62,391	Medical Properties Trust, Inc.	311,955
6,026	National Health Investors, Inc.	460,206
37,383	Omega Healthcare Investors, Inc.	1,657,562
31,541	Sabra Health Care REIT, Inc.	597,387
6,972	Sila Realty Trust, Inc.	162,517
1,615	Universal Health Realty Income Trust	63,324
59,418	Ventas, Inc.	4,597,765
76,628	Welltower, Inc.	14,222,923
		27,726,218
	Hotel & Resort REITs — 2.6%
27,831	Apple Hospitality REIT, Inc.	329,797
7,507	Braemar Hotels & Resorts, Inc.	21,545
6,136	Chatham Lodging Trust	41,786
25,767	DiamondRock Hospitality Co.	230,872
80,899	Host Hotels & Resorts, Inc.	1,434,339
25,286	Park Hotels & Resorts, Inc.	264,492
14,369	Pebblebrook Hotel Trust	162,657
Shares	Description	Value

	Hotel & Resort REITs (Continued)
18,862	RLJ Lodging Trust	$140,522
7,970	Ryman Hospitality Properties, Inc.	754,121
19,986	Service Properties Trust	36,774
13,396	Summit Hotel Properties, Inc.	65,239
24,022	Sunstone Hotel Investors, Inc.	214,757
11,992	Xenia Hotels & Resorts, Inc.	169,567
		3,866,468
	Industrial REITs — 13.5%
36,032	Americold Realty Trust, Inc.	463,372
6,737	EastGroup Properties, Inc.	1,200,129
16,751	First Industrial Realty Trust, Inc.	959,330
7,589	Industrial Logistics Properties Trust	42,043
3,545	Innovative Industrial Properties, Inc.	167,891
7,219	Lineage, Inc.	252,665
7,483	LXP Industrial Trust	371,007
2,026	One Liberty Properties, Inc.	41,108
5,635	Plymouth Industrial REIT, Inc.	123,294
107,361	Prologis, Inc.	13,705,705
29,384	Rexford Industrial Realty, Inc.	1,137,749
23,623	STAG Industrial, Inc.	868,381
13,079	Terreno Realty Corp.	767,868
		20,100,542
	Multi-Family Residential REITs — 9.6%
16,767	Apartment Investment and Management Co., Class A (a)	99,596
17,889	AvalonBay Communities, Inc.	3,243,455
1,492	BRT Apartments Corp.	21,932
13,458	Camden Property Trust	1,481,457
2,113	Centerspace	140,979
11,152	Elme Communities	194,045
43,796	Equity Residential	2,760,900
8,147	Essex Property Trust, Inc.	2,131,907
30,198	Independence Realty Trust, Inc.	527,861
14,810	Mid-America Apartment Communities, Inc.	2,057,257
2,759	NexPoint Residential Trust, Inc.	83,046
38,042	UDR, Inc.	1,395,380
10,274	Veris Residential, Inc.	152,877
		14,290,692
	Office REITs — 3.5%
21,972	Brandywine Realty Trust	64,158
18,642	BXP, Inc.	1,257,962
5,106	City Office REIT, Inc.	35,691
14,290	COPT Defense Properties	397,262
21,247	Cousins Properties, Inc.	547,748
21,183	Douglas Emmett, Inc.	232,801
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
5,535	Easterly Government Properties, Inc.	$117,287
17,552	Empire State Realty Trust, Inc., Class A	114,439
10,099	Franklin Street Properties Corp.	9,552
13,901	Highwoods Properties, Inc.	358,924
6,848	Hudson Pacific Properties, Inc. (a)	74,164
7,486	JBG SMITH Properties	127,337
13,768	Kilroy Realty Corp.	514,510
1,874	NET Lease Office Properties	48,330
6,554	Orion Properties, Inc.	14,812
4,188	Peakstone Realty Trust	60,098
15,751	Piedmont Realty Trust, Inc. (a)	131,363
3,099	Postal Realty Trust, Inc., Class A	50,018
8,984	SL Green Realty Corp.	412,096
20,407	Vornado Realty Trust	679,145
		5,247,697
	Other Specialized REITs — 8.0%
9,631	EPR Properties	480,587
5,033	Farmland Partners, Inc.	48,770
13,419	Four Corners Property Trust, Inc.	309,442
35,799	Gaming and Leisure Properties, Inc.	1,599,857
4,384	Gladstone Land Corp.	40,114
37,390	Iron Mountain, Inc.	3,101,500
10,988	Lamar Advertising Co., Class A	1,390,861
19,503	Millrose Properties, Inc.	582,555
18,404	Outfront Media, Inc.	443,536
5,809	Safehold, Inc.	79,525
135,198	VICI Properties, Inc.	3,801,768
		11,878,515
	Retail REITs — 16.7%
16,575	Acadia Realty Trust	340,451
14,514	Agree Realty Corp.	1,045,443
271	Alexander’s, Inc.	59,062
38,720	Brixmor Property Group, Inc.	1,015,238
1,979	CBL & Associates Properties, Inc.	73,223
12,262	Curbline Properties Corp.	284,601
9,931	Federal Realty Investment Trust	1,001,045
2,739	FrontView REIT, Inc.	40,428
6,720	Getty Realty Corp.	183,926
9,818	InvenTrust Properties Corp.	276,966
85,661	Kimco Realty Corp.	1,736,348
27,387	Kite Realty Group Trust	656,466
32,397	Macerich (The) Co.	598,049
10,570	NETSTREIT Corp.	186,455
24,024	NNN REIT, Inc.	952,071
Shares	Description	Value

	Retail REITs (Continued)
15,913	Phillips Edison & Co., Inc.	$566,025
116,363	Realty Income Corp.	6,559,382
20,822	Regency Centers Corp.	1,437,343
1,575	Saul Centers, Inc.	49,660
36,983	Simon Property Group, Inc.	6,845,923
6,636	SITE Centers Corp.	42,603
14,561	Tanger, Inc.	485,901
15,920	Urban Edge Properties	305,505
5,679	Whitestone REIT	78,881
		24,820,995
	Self-Storage REITs — 6.8%
28,845	CubeSmart	1,039,862
26,848	Extra Space Storage, Inc.	3,496,147
8,953	National Storage Affiliates Trust	252,564
19,976	Public Storage	5,183,772
7,003	Smartstop Self Storage REIT, Inc.	216,673
		10,189,018
	Single-Family Residential REITs — 4.6%
41,239	American Homes 4 Rent, Class A	1,323,772
24,518	Equity LifeStyle Properties, Inc.	1,486,036
71,340	Invitation Homes, Inc.	1,982,539
14,705	Sun Communities, Inc.	1,822,096
10,242	UMH Properties, Inc.	162,950
		6,777,393
	Total Common Stocks	143,315,290
	(Cost $166,505,516)
MONEY MARKET FUNDS — 3.4%
5,071,558	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (b)	5,071,558
	(Cost $5,071,558)

	Total Investments — 99.7%	148,386,848
	(Cost $171,577,074)
	Net Other Assets and Liabilities — 0.3%	491,230
	Net Assets — 100.0%	$148,878,078

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$143,315,290	$143,315,290	$—	$—
Money Market Funds	5,071,558	5,071,558	—	—
Total Investments	$148,386,848	$148,386,848	$—	$—

*	See Portfolio of Investments for sub-industry breakout.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 2.0%
2,371,209	Primo Brands Corp.	$38,769,267
	Building Products — 12.2%
556,797	A.O. Smith Corp.	37,238,583
413,566	Advanced Drainage Systems, Inc.	59,896,764
678,299	Fortune Brands Innovations, Inc.	33,928,516
946,513	Masco Corp.	60,065,715
875,089	Zurn Elkay Water Solutions Corp.	40,682,888
		231,812,466
	Chemicals — 5.1%
286,558	Ecolab, Inc.	75,227,206
148,262	Hawkins, Inc.	21,062,100
		96,289,306
	Commercial Services & Supplies — 6.8%
1,634,845	Tetra Tech, Inc.	54,832,701
747,604	Veralto Corp.	74,595,927
		129,428,628
	Construction & Engineering — 8.3%
556,206	AECOM	53,023,118
639,225	Stantec, Inc. (a)	60,317,271
108,123	Valmont Industries, Inc.	43,500,045
		156,840,434
	Electronic Equipment, Instruments & Components — 3.6%
217,002	Badger Meter, Inc.	37,847,319
322,873	Itron, Inc. (b)	29,981,987
		67,829,306
	Health Care Equipment & Supplies — 4.4%
122,685	IDEXX Laboratories, Inc. (b)	83,000,083
	Life Sciences Tools & Services — 9.8%
631,769	Agilent Technologies, Inc.	85,964,808
263,049	Waters Corp. (b)	99,913,902
		185,878,710
	Machinery — 23.0%
405,621	Franklin Electric Co., Inc.	38,748,974
422,277	IDEX Corp.	75,139,969
180,783	Lindsay Corp.	21,308,892
620,607	Mueller Industries, Inc.	71,245,684
1,505,844	Mueller Water Products, Inc., Class A	35,869,204
738,288	Pentair PLC	76,885,312
Shares	Description	Value

	Machinery (Continued)
143,352	Watts Water Technologies, Inc., Class A	$39,568,019
560,809	Xylem, Inc.	76,370,970
		435,137,024
	Multi-Utilities — 2.2%
6,843,801	Algonquin Power & Utilities Corp. (a)	42,089,376
	Software — 3.5%
150,839	Roper Technologies, Inc.	67,142,964
	Trading Companies & Distributors — 7.0%
1,073,309	Core & Main, Inc., Class A (b)	55,779,869
343,448	Ferguson Enterprises, Inc.	76,461,828
		132,241,697
	Water Utilities — 12.0%
332,870	American States Water Co.	24,126,418
553,189	American Water Works Co., Inc.	72,191,164
528,634	California Water Service Group	22,905,711
1,127,783	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (a)	26,897,625
1,506,987	Essential Utilities, Inc.	57,808,021
492,531	H2O America	24,129,094
		228,058,033
	Total Common Stocks	1,894,517,294
	(Cost $1,551,870,331)
MONEY MARKET FUNDS — 0.0%
822,836	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (c)	822,836
	(Cost $822,836)

See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$44,687,445	RBC Dominion Securities, Inc., 3.80% (c), dated 12/31/25, due 01/02/26, with a maturity value of $44,696,879. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 5.00%, due 01/22/26 to 11/15/55. The value of the collateral including accrued interest is $45,581,194. (d)	$44,687,445
	(Cost $44,687,445)

	Total Investments — 102.3%	1,940,027,575
	(Cost $1,597,380,612)
	Net Other Assets and Liabilities — (2.3)%	(44,252,552)
	Net Assets — 100.0%	$1,895,775,023

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $43,245,967 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $44,687,445.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,894,517,294	$1,894,517,294	$—	$—
Money Market Funds	822,836	822,836	—	—
Repurchase Agreements	44,687,445	—	44,687,445	—
Total Investments	$1,940,027,575	$1,895,340,130	$44,687,445	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$43,245,967
Non-cash Collateral(2)	(43,245,967)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$44,687,445
Non-cash Collateral(4)	(44,687,445)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 2.8%
155,607	National Fuel Gas Co.	$12,457,896
	Oil, Gas & Consumable Fuels — 97.1%
440,220	Antero Resources Corp. (a)	15,169,981
693,640	APA Corp.	16,966,434
2,988,299	Baytex Energy Corp.	9,652,206
162,637	BKV Corp. (a)	4,415,595
143,525	Chord Energy Corp.	13,304,767
313,807	CNX Resources Corp. (a)	11,538,683
310,475	Comstock Resources, Inc. (a)	7,196,811
235,417	ConocoPhillips	22,037,385
693,113	Coterra Energy, Inc.	18,242,734
748,290	Crescent Energy Co., Class A	6,278,153
519,284	Devon Energy Corp.	19,021,373
134,528	Diamondback Energy, Inc.	20,223,594
193,594	EOG Resources, Inc.	20,329,306
343,068	EQT Corp.	18,388,445
163,095	Expand Energy Corp.	17,999,164
249,122	Granite Ridge Resources, Inc.	1,170,873
40,365	Gulfport Energy Corp. (a)	8,395,516
619,926	Hess Midstream, L.P., Class A (b) (c)	21,387,447
5,154,816	Kosmos Energy Ltd. (a)	4,677,480
471,275	Magnolia Oil & Gas Corp., Class A	10,316,210
347,977	Matador Resources Co.	14,768,144
360,050	Murphy Oil Corp.	11,251,562
756,175	New Era Energy & Digital, Inc. (a)	2,215,593
343,808	Northern Oil & Gas, Inc.	7,381,558
312,921	Obsidian Energy Ltd. (a)	1,918,206
497,122	Occidental Petroleum Corp.	20,441,657
407,195	Ovintiv, Inc.	15,957,972
1,239,591	Permian Resources Corp.	17,391,462
389,864	Range Resources Corp.	13,746,605
93,682	Riley Exploration Permian, Inc.	2,473,205
226,835	SandRidge Energy, Inc.	3,273,229
538,783	SM Energy Co.	10,075,242
692,005	Vermilion Energy, Inc.	5,771,322
242,529	Vitesse Energy, Inc. (d)	4,671,109
362,423	W&T Offshore, Inc. (d)	590,749
530,870	Western Midstream Partners, L.P. (c)	20,969,365
862,637	Woodside Energy Group Ltd., ADR (d)	13,448,511
		433,057,648
	Total Common Stocks	445,515,544
	(Cost $482,018,555)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
987,699	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (e)	$987,699
	(Cost $987,699)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.4%
$14,921,512	Bank of America Corp., 3.82% (e), dated 12/31/25, due 01/02/26, with a maturity value of $14,924,679. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $15,219,947. (f)	14,921,512
	(Cost $14,921,512)

	Total Investments — 103.5%	461,424,755
	(Cost $497,927,766)
	Net Other Assets and Liabilities — (3.5)%	(15,485,922)
	Net Assets — 100.0%	$445,938,833

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Security is a Master Limited Partnership.
(d)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $14,519,422 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $14,921,512.

(e)	Rate shown reflects yield as of December 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$445,515,544	$445,515,544	$—	$—
Money Market Funds	987,699	987,699	—	—
Repurchase Agreements	14,921,512	—	14,921,512	—
Total Investments	$461,424,755	$446,503,243	$14,921,512	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$14,519,422
Non-cash Collateral(2)	(14,519,422)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$14,921,512
Non-cash Collateral(4)	(14,921,512)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 98.4%
9,616	1st Source Corp.	$600,904
4,087	ACNB Corp.	197,606
11,781	Amalgamated Financial Corp.	377,345
6,471	Arrow Financial Corp.	203,189
13,119	BancFirst Corp.	1,390,876
17,284	Bancorp (The), Inc. (a)	1,167,016
3,871	Bank First Corp.	471,565
6,334	Bank of Marin Bancorp	164,747
44,030	Bank OZK	2,026,261
3,720	Bank7 Corp.	152,446
3,100	Bankwell Financial Group, Inc.	142,042
13,415	Banner Corp.	840,584
10,856	Bridgewater Bancshares, Inc. (a)	190,306
5,914	Burke & Herbert Financial Services Corp.	368,501
11,655	Business First Bancshares, Inc.	304,662
12,721	California BanCorp	237,501
6,660	Camden National Corp.	288,911
6,502	Capital Bancorp, Inc.	183,161
6,717	Capital City Bank Group, Inc.	285,943
51,875	Capitol Federal Financial, Inc.	353,269
8,692	Carter Bankshares, Inc. (a)	170,885
26,776	Cathay General Bancorp	1,295,691
5,913	ChoiceOne Financial Services, Inc.	174,552
7,006	Citizens & Northern Corp.	141,311
5,671	City Holding Co.	675,983
8,165	Civista Bancshares, Inc. (b)	181,426
11,600	CNB Financial Corp.	303,572
5,951	Coastal Financial Corp. (a)	681,925
41,053	Columbia Financial, Inc. (a)	637,964
54,718	Commerce Bancshares, Inc.	2,863,940
7,130	Community Trust Bancorp, Inc.	402,845
7,540	Community West Bancshares	169,650
19,785	ConnectOne Bancorp, Inc.	518,763
53,841	CVB Financial Corp.	1,001,443
17,275	Dime Community Bancshares, Inc.	519,805
11,953	Eagle Bancorp, Inc.	256,033
2,116	Eagle Financial Services, Inc.	84,206
93,843	Eastern Bankshares, Inc.	1,729,526
14,566	Enterprise Financial Services Corp.	786,564
3,371	Esquire Financial Holdings, Inc.	344,078
14,818	Farmers National Banc Corp.	197,376
7,807	FB Bancorp, Inc. (a)	100,320
7,922	Financial Institutions, Inc.	246,929
16,319	First Bancorp	828,842
4,415	First Bancorp (The), Inc.	116,733
9,764	First Bank	160,715
Shares	Description	Value

	Banks (Continued)
34,794	First Busey Corp.	$827,749
3,276	First Business Financial Services, Inc.	177,887
7,208	First Community Bankshares, Inc.	243,126
3,026	First Community Corp.	89,721
38,777	First Financial Bancorp	970,200
56,359	First Financial Bankshares, Inc.	1,683,443
4,664	First Financial Corp.	281,799
48,690	First Hawaiian, Inc.	1,231,857
40,493	First Interstate BancSystem, Inc., Class A	1,401,058
22,757	First Merchants Corp.	852,932
9,447	First Mid Bancshares, Inc.	368,433
2,557	First United Corp.	95,734
3,823	First Western Financial, Inc. (a)	102,495
10,972	Firstsun Capital Bancorp (a)	412,931
8,409	Five Star Bancorp	300,874
13,294	Flushing Financial Corp.	201,670
1,763	Franklin Financial Services Corp.	88,503
2,959	FS Bancorp, Inc.	121,822
71,073	Fulton Financial Corp.	1,373,841
5,658	GBank Financial Holdings, Inc. (a)	191,750
14,755	German American Bancorp, Inc.	578,101
4,404	Great Southern Bancorp, Inc.	271,110
32,906	Hancock Whitney Corp.	2,095,454
11,789	Hanmi Financial Corp.	318,657
12,370	HBT Financial, Inc.	319,764
24,118	Heritage Commerce Corp.	289,657
13,364	Heritage Financial Corp.	316,059
858	Hingham Institution for Savings (The) (b)	243,638
3,081	Home Bancorp, Inc.	178,082
50,448	Hope Bancorp, Inc.	552,910
20,157	Horizon Bancorp, Inc.	341,863
19,511	Independent Bank Corp.	1,425,864
8,143	Independent Bank Corp.	264,892
24,465	International Bancshares Corp.	1,625,455
3,861	Investar Holding Corp.	103,166
25,478	Kearny Financial Corp.	188,792
10,047	Lakeland Financial Corp.	573,282
14,741	LINKBANCORP, Inc.	121,761
86,620	Mechanics Bancorp, Class A	1,267,251
6,397	Mercantile Bank Corp.	307,696
10,028	Metrocity Bankshares, Inc.	266,143
9,071	Mid Penn Bancorp, Inc.	281,382
8,482	Midland States Bancorp, Inc.	179,564
8,120	MidWestOne Financial Group, Inc.	312,620
4,953	MVB Financial Corp.	127,936
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
18,013	NB Bancorp, Inc.	$357,018
20,589	NBT Bancorp, Inc.	854,855
3,370	Northeast Bank	350,244
5,520	Northeast Community Bancorp, Inc.	124,807
16,451	Northfield Bancorp, Inc.	188,035
8,694	Northrim BanCorp, Inc.	231,347
57,498	Northwest Bancshares, Inc.	689,976
3,646	Norwood Financial Corp.	102,270
22,585	OceanFirst Financial Corp.	405,401
20,728	Old Second Bancorp, Inc.	404,196
5,858	OP Bancorp	82,715
5,261	Orange County Bancorp, Inc.	150,202
7,674	Orrstown Financial Services, Inc.	271,813
4,563	Parke Bancorp, Inc.	114,257
8,792	Pathward Financial, Inc.	624,232
5,612	PCB Bancorp	121,500
6,910	Peapack-Gladstone Financial Corp.	192,443
14,051	Peoples Bancorp, Inc.	421,951
3,933	Peoples Financial Services Corp.	191,576
2,737	Plumas Bancorp	122,316
9,446	Ponce Financial Group, Inc. (a)	154,442
4,860	Preferred Bank	458,930
9,699	Primis Financial Corp.	134,913
6,627	QCR Holdings, Inc.	552,029
6,709	RBB Bancorp	138,474
2,659	Red River Bancshares, Inc.	189,932
6,843	Republic Bancorp, Inc., Class A	472,099
15,043	S&T Bancorp, Inc.	591,942
38,500	Seacoast Banking Corp. of Florida	1,209,670
13,155	Shore Bancshares, Inc.	232,580
5,306	Sierra Bancorp	173,400
56,954	Simmons First National Corp., Class A	1,073,583
6,394	South Plains Financial, Inc.	248,087
3,223	Southern First Bancshares, Inc. (a)	166,049
4,409	Southern Missouri Bancorp, Inc.	260,660
11,599	Stock Yards Bancorp, Inc.	753,355
17,963	Texas Capital Bancshares, Inc. (a)	1,626,370
110,396	TFS Financial Corp.	1,477,098
3,108	Timberland Bancorp, Inc.	111,266
31,064	Towne Bank	1,036,606
12,795	TriCo Bancshares	606,099
7,251	TrustCo Bank Corp.	299,684
23,597	Trustmark Corp.	919,103
55,261	United Bankshares, Inc.	2,122,022
Shares	Description	Value

	Banks (Continued)
3,951	Unity Bancorp, Inc.	$204,346
11,207	Univest Financial Corp.	366,917
12,660	VersaBank	189,647
2,122	Virginia National Bankshares Corp.	84,562
30,186	WaFd, Inc.	966,858
7,491	Washington Trust Bancorp, Inc.	221,359
37,799	WesBanco, Inc.	1,256,439
6,667	West BanCorp, Inc.	147,941
9,812	Westamerica BanCorp	469,308
8,065	Western New England Bancorp, Inc.	101,780
26,357	Wintrust Financial Corp.	3,685,236
21,518	WSFS Financial Corp.	1,188,654
		77,999,430
	Financial Services — 1.4%
5,149	Cass Information Systems, Inc.	213,786
18,060	Merchants Bancorp	615,124
11,369	NewtekOne, Inc.	129,038
7,264	Waterstone Financial, Inc.	120,219
		1,078,167
	Total Common Stocks	79,077,597
	(Cost $84,125,591)
MONEY MARKET FUNDS — 0.1%
120,367	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	120,367
	(Cost $120,367)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$217,290	Bank of America Corp., 3.82% (c), dated 12/31/25, due 01/02/26, with a maturity value of $217,336. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $221,636. (d)	217,290
	(Cost $217,290)

	Total Investments — 100.2%	79,415,254
	(Cost $84,463,248)
	Net Other Assets and Liabilities — (0.2)%	(176,359)
	Net Assets — 100.0%	$79,238,895

See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
December 31, 2025
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $214,056 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $217,290.

(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$79,077,597	$79,077,597	$—	$—
Money Market Funds	120,367	120,367	—	—
Repurchase Agreements	217,290	—	217,290	—
Total Investments	$79,415,254	$79,197,964	$217,290	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$214,056
Non-cash Collateral(2)	(214,056)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$217,290
Non-cash Collateral(4)	(217,290)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2025

	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
ASSETS:
Investments, at value	$1,882,375,383	$2,890,062,888	$213,798,115
Cash	—	—	—
Due from authorized participant	—	—	—
Receivables:
Dividends	816,920	700,938	190,536
Reclaims	7,437	4,337	—
Securities lending income	140	392	—
Investment securities sold	—	—	—
Prepaid expenses	—	13,839	5,247
Total Assets	1,883,199,880	2,890,782,394	213,993,898

LIABILITIES:
Due to broker	—	—	—
Payables:
Investment advisory fees	744,722	1,002,686	77,600
Collateral for securities on loan	1,608	4,656	—
Investment securities purchased	—	—	—
Licensing fees	—	737,531	168,880
Audit and tax fees	—	25,047	25,047
Shareholder reporting fees	—	46,420	15,198
Trustees’ fees	—	—	96
Other liabilities	—	322,672	101,279
Total Liabilities	746,330	2,139,012	388,100
NET ASSETS	$1,882,453,550	$2,888,643,382	$213,605,798

NET ASSETS consist of:
Paid-in capital	$1,969,521,026	$2,953,264,538	$248,122,439
Par value	132,500	125,500	21,500
Accumulated distributable earnings (loss)	(87,199,976)	(64,746,656)	(34,538,141)
NET ASSETS	$1,882,453,550	$2,888,643,382	$213,605,798
NET ASSET VALUE, per share	$142.07	$230.17	$99.35
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	13,250,002	12,550,002	2,150,002
Investments, at cost	$1,652,731,549	$2,451,403,393	$218,493,183
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$547,818,417	$148,386,848	$1,940,027,575	$461,424,755	$79,415,254
—	—	—	60,868	—
34,217	—	—	—	—

212,887	608,397	1,248,653	515,092	143,055
174,841	—	182,428	538	—
93,439	—	8,237	15,273	573
—	—	197,725	—	—
2,361	721	9,203	1,655	518
548,336,162	148,995,966	1,941,673,821	462,018,181	79,559,400

1,419	—	—	—	—

188,019	35,744	654,026	153,136	26,076
12,920,827	—	44,687,445	14,921,512	217,290
34,217	—	—	802,644	—
137,268	17,558	244,678	100,284	20,240
24,588	27,797	25,110	26,121	25,047
36,437	12,650	51,041	19,857	7,187
—	—	—	—	—
63,588	24,139	236,498	55,794	24,665
13,406,363	117,888	45,898,798	16,079,348	320,505
$534,929,799	$148,878,078	$1,895,775,023	$445,938,833	$79,238,895

$1,530,373,916	$176,021,037	$1,684,794,766	$1,074,959,921	$109,867,399
120,000	54,500	174,500	190,484	14,000
(995,564,117)	(27,197,459)	210,805,757	(629,211,572)	(30,642,504)
$534,929,799	$148,878,078	$1,895,775,023	$445,938,833	$79,238,895
$44.58	$27.32	$108.64	$23.41	$56.60
12,000,002	5,450,002	17,450,002	19,048,365	1,400,002
$801,506,936	$171,577,074	$1,597,380,612	$497,927,766	$84,463,248
$12,269,971	$—	$43,245,967	$14,519,422	$214,056
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2025

	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
INVESTMENT INCOME:
Dividends	$18,354,537	$16,764,927	$9,335,999
Securities lending income (net of fees)	17,814	57,833	—
Foreign withholding tax	(91,541)	(351,040)	—
Total investment income	18,280,810	16,471,720	9,335,999

EXPENSES:
Investment advisory fees	7,528,318	12,042,667	2,832,746
Licensing fees	1,811,306	3,027,820	705,710
Accounting and administration fees	758,464	1,162,676	321,355
Shareholder reporting fees	100,454	164,082	33,452
Transfer agent fees	69,569	100,597	34,030
Legal fees	40,382	66,260	25,713
Custodian fees	39,282	52,787	18,498
Audit and tax fees	28,553	29,336	29,336
Listing fees	12,204	12,548	12,548
Trustees’ fees and expenses	9,397	10,868	9,134
Other expenses	165,969	250,485	89,177
Total expenses	10,563,898	16,920,126	4,111,699
Less fees waived by the investment advisor	—	—	—
Net expenses	10,563,898	16,920,126	4,111,699
NET INVESTMENT INCOME (LOSS)	7,716,912	(448,406)	5,224,300

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(90,356,110)	(2,624,712)	(5,642,566)
In-kind redemptions	379,111,119	344,986,628	108,591,526
Foreign currency transactions	—	—	—
Net realized gain (loss)	288,755,009	342,361,916	102,948,960
Net change in unrealized appreciation (depreciation) on:
Investments	(46,320,469)	80,859,523	(20,542,951)
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(46,320,469)	80,859,523	(20,542,951)
NET REALIZED AND UNREALIZED GAIN (LOSS)	242,434,540	423,221,439	82,406,009
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,151,452	$422,773,033	$87,630,309
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$2,883,313	$5,175,219	$22,384,995	$10,831,024	$3,130,385
1,437,509	—	127,866	104,354	9,531
(209,375)	—	(387,596)	(81,084)	(260)
4,111,447	5,175,219	22,125,265	10,854,294	3,139,656

1,859,846	460,444	7,398,909	1,484,691	429,096
466,409	122,403	926,251	372,272	96,612
216,394	77,115	775,486	173,955	56,861
76,587	40,347	162,867	55,528	22,706
23,248	7,674	71,243	18,558	5,364
10,143	4,498	45,551	8,805	3,383
10,846	8,223	46,766	9,336	12,601
29,364	34,836	29,342	31,347	29,336
12,548	10,800	13,403	13,404	12,548
8,777	8,551	9,994	8,718	8,511
36,987	13,814	163,816	29,946	9,834
2,751,149	788,705	9,643,628	2,206,560	686,852
—	(10,093)	—	—	(35,346)
2,751,149	778,612	9,643,628	2,206,560	651,506
1,360,298	4,396,607	12,481,637	8,647,734	2,488,150

(127,421,591)	(2,940,494)	(37,033,663)	(33,098,163)	(2,980,900)
(3,251,016)	2,448,654	89,955,664	14,251,715	7,956,121
—	—	—	57	(63)
(130,672,607)	(491,840)	52,922,001	(18,846,391)	4,975,158

246,744,730	505,249	57,530,650	(10,240,758)	(3,876,041)
—	—	—	902	—
246,744,730	505,249	57,530,650	(10,239,856)	(3,876,041)
116,072,123	13,409	110,452,651	(29,086,247)	1,099,117
$117,432,421	$4,410,016	$122,934,288	$(20,438,513)	$3,587,267
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)		First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$7,716,912	$11,501,351	$(448,406)	$79,781
Net realized gain (loss)	288,755,009	294,208,596	342,361,916	582,809,057
Net change in unrealized appreciation (depreciation)	(46,320,469)	(165,972,049)	80,859,523	(318,955,072)
Net increase (decrease) in net assets resulting from operations	250,151,452	139,737,898	422,773,033	263,933,766

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,988,171)	(11,755,236)	(161,850)	(887,760)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	873,588,712	389,947,899	775,099,572	1,509,422,543
Cost of shares redeemed	(1,092,903,783)	(920,601,166)	(2,115,985,515)	(1,458,791,578)
Net increase (decrease) in net assets resulting from shareholder transactions	(219,315,071)	(530,653,267)	(1,340,885,943)	50,630,965
Total increase (decrease) in net assets	22,848,210	(402,670,605)	(918,274,760)	313,676,971

NET ASSETS:
Beginning of period	1,859,605,340	2,262,275,945	3,806,918,142	3,493,241,171
End of period	$1,882,453,550	$1,859,605,340	$2,888,643,382	$3,806,918,142

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,900,002	19,250,002	20,250,002	19,900,002
Shares sold	6,250,000	3,200,000	4,150,000	8,000,000
Shares redeemed	(7,900,000)	(7,550,000)	(11,850,000)	(7,650,000)
Shares outstanding, end of period	13,250,002	14,900,002	12,550,002	20,250,002
See Notes to Financial Statements

First Trust NASDAQ-100 Ex- Technology Sector Index Fund (QQXT)		First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)		First Trust S&P REIT Index Fund (FRI)		First Trust Water ETF (FIW)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$5,224,300	$1,304,304	$1,360,298	$2,399,169	$4,396,607	$4,161,027	$12,481,637	$11,994,920
102,948,960	16,679,825	(130,672,607)	(280,116,665)	(491,840)	626,104	52,922,001	85,712,751
(20,542,951)	(8,920,855)	246,744,730	70,482,889	505,249	3,167,351	57,530,650	26,154,794
87,630,309	9,063,274	117,432,421	(207,234,607)	4,410,016	7,954,482	122,934,288	123,862,465

(5,284,997)	(1,339,342)	(1,403,535)	(5,762,256)	(4,500,607)	(5,240,417)	(12,900,872)	(12,067,301)

1,236,012,899	4,586,994	88,617,032	22,072,016	20,587,851	99,035,619	215,565,524	452,458,721
(1,216,580,256)	(76,873,236)	(218,155,332)	(399,688,352)	(48,140,420)	(48,441,699)	(205,626,983)	(305,706,026)
19,432,643	(72,286,242)	(129,538,300)	(377,616,336)	(27,552,569)	50,593,920	9,938,541	146,752,695
101,777,955	(64,562,310)	(13,509,414)	(590,613,199)	(27,643,160)	53,307,985	119,971,957	258,547,859

111,827,843	176,390,153	548,439,213	1,139,052,412	176,521,238	123,213,253	1,775,803,066	1,517,255,207
$213,605,798	$111,827,843	$534,929,799	$548,439,213	$148,878,078	$176,521,238	$1,895,775,023	$1,775,803,066

1,200,002	2,000,002	16,150,002	27,000,002	6,450,002	4,700,002	17,400,002	16,000,002
13,500,000	50,000	2,100,000	600,000	750,000	3,500,000	1,950,000	4,400,000
(12,550,000)	(850,000)	(6,250,000)	(11,450,000)	(1,750,000)	(1,750,000)	(1,900,000)	(3,000,000)
2,150,002	1,200,002	12,000,002	16,150,002	5,450,002	6,450,002	17,450,002	17,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Natural Gas ETF (FCG)		First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$8,647,734	$8,149,654	$2,488,150	$2,336,081
Net realized gain (loss)	(18,846,391)	1,066,360	4,975,158	(4,106,691)
Net change in unrealized appreciation (depreciation)	(10,239,856)	2,404,120	(3,876,041)	9,759,343
Net increase (decrease) in net assets resulting from operations	(20,438,513)	11,620,134	3,587,267	7,988,733

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(10,741,635)	(10,526,845)	(2,555,438)	(2,383,753)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	223,390,260	111,918,224	75,742,376	75,880,516
Cost of shares redeemed	(148,644,134)	(186,999,554)	(119,782,478)	(51,430,001)
Net increase (decrease) in net assets resulting from shareholder transactions	74,746,126	(75,081,330)	(44,040,102)	24,450,515
Total increase (decrease) in net assets	43,565,978	(73,988,041)	(43,008,273)	30,055,495

NET ASSETS:
Beginning of period	402,372,855	476,360,896	122,247,168	92,191,673
End of period	$445,938,833	$402,372,855	$79,238,895	$122,247,168

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,348,365	19,598,365	2,200,002	1,850,002
Shares sold	9,200,000	4,400,000	1,400,000	1,450,000
Shares redeemed	(6,500,000)	(7,650,000)	(2,200,000)	(1,100,000)
Shares outstanding, end of period	19,048,365	16,348,365	1,400,002	2,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq-100 Select Equal Weight ETF (QQEW)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$124.81	$117.52	$88.69	$118.42	$100.88
Income from investment operations:
Net investment income (loss)	0.55 (a)	0.69 (a)	0.85 (a)	0.60	0.28
Net realized and unrealized gain (loss)	17.29	7.31	28.80	(29.74)	17.54
Total from investment operations	17.84	8.00	29.65	(29.14)	17.82
Distributions paid to shareholders from:
Net investment income	(0.58)	(0.71)	(0.82)	(0.59)	(0.28)
Net asset value, end of period	$142.07	$124.81	$117.52	$88.69	$118.42
Total return (b)	14.33%	6.81%	33.51%	(24.62)%	17.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,882,454	$1,859,605	$2,262,276	$1,086,493	$1,391,414
Ratio of total expenses to average net assets	0.57% (c)	0.55%	0.57%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	0.41% (c)	0.56%	0.82%	0.61%	0.25%
Portfolio turnover rate (d)	58%	26%	34%	33%	23%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Prior to December 22, 2025, the Fund had a non-unitary fee structure. Effective December 22, 2025, the Fund began charging an annual unitary management fee of 0.55%. See Note 3 in the Notes to Financial Statements.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$188.00	$175.54	$105.36	$175.32	$138.14
Income from investment operations:
Net investment income (loss)	(0.03) (a)	0.00 (a) (b)	0.20 (a)	0.18	0.02
Net realized and unrealized gain (loss)	42.21	12.50	70.22	(69.98)	37.19
Total from investment operations	42.18	12.50	70.42	(69.80)	37.21
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.04)	(0.24)	(0.16)	(0.03)
Net asset value, end of period	$230.17	$188.00	$175.54	$105.36	$175.32
Total return (c)	22.44%	7.12%	66.89%	(39.81)%	26.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,888,643	$3,806,918	$3,493,241	$1,359,137	$4,049,807
Ratio of total expenses to average net assets	0.56%	0.54%	0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	(0.01)%	0.00% (d)	0.14%	0.12%	0.01%
Portfolio turnover rate (e)	38%	28%	36%	28%	25%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Amount is less than 0.01%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$93.19	$88.19	$76.39	$88.47	$79.43
Income from investment operations:
Net investment income (loss)	0.72 (a)	0.86 (a)	0.96 (a)	0.66	0.35
Net realized and unrealized gain (loss)	6.64	5.05	11.81	(12.04)	9.00
Total from investment operations	7.36	5.91	12.77	(11.38)	9.35
Distributions paid to shareholders from:
Net investment income	(1.20)	(0.91)	(0.97)	(0.70)	(0.31)
Net asset value, end of period	$99.35	$93.19	$88.19	$76.39	$88.47
Total return (b)	7.91%	6.73%	16.77%	(12.85)%	11.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$213,606	$111,828	$176,390	$133,682	$137,135
Ratio of total expenses to average net assets	0.58%	0.61%	0.62%	0.63%	0.62%
Ratio of net expenses to average net assets	0.58%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.74%	0.95%	1.16%	0.86%	0.40%
Portfolio turnover rate (c)	16%	27%	32%	35%	25%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.96	$42.19	$47.18	$67.96	$70.17
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.12 (a)	0.22 (a)	0.07	(0.13)
Net realized and unrealized gain (loss)	10.63	(8.05)	(4.89)	(20.70)	(2.07)
Total from investment operations	10.73	(7.93)	(4.67)	(20.63)	(2.20)
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.30)	(0.32)	(0.15)	(0.01)
Net asset value, end of period	$44.58	$33.96	$42.19	$47.18	$67.96
Total return (b)	31.66%	(18.82)%	(9.98)%	(30.37)%	(3.14)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$534,930	$548,439	$1,139,052	$1,573,504	$2,823,661
Ratio of total expenses to average net assets	0.59%	0.56%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	0.29%	0.33%	0.48%	0.10%	(0.24)%
Portfolio turnover rate (c)	23%	29%	17%	36%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P REIT Index Fund (FRI)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.37	$26.22	$23.98	$32.59	$23.23
Income from investment operations:
Net investment income (loss)	0.79 (a)	0.78 (a)	0.83 (a)	0.53	0.50
Net realized and unrealized gain (loss)	(0.02) (b)	1.28	2.26	(8.54)	9.33
Total from investment operations	0.77	2.06	3.09	(8.01)	9.83
Distributions paid to shareholders from:
Net investment income	(0.82)	(0.91)	(0.85)	(0.60)	(0.47)
Net asset value, end of period	$27.32	$27.37	$26.22	$23.98	$32.59
Total return (c)	2.82%	7.96%	13.10%	(24.63)%	42.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$148,878	$176,521	$123,213	$133,098	$236,309
Ratio of total expenses to average net assets	0.51% (d)	0.49%	0.53%	0.50%	0.51%
Ratio of net expenses to average net assets	0.51% (d)	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.86%	2.86%	3.40%	1.84%	2.04%
Portfolio turnover rate (e)	6%	7%	6%	8%	6%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.50%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Water ETF (FIW)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$102.06	$94.83	$79.35	$94.74	$72.13
Income from investment operations:
Net investment income (loss)	0.72 (a)	0.72 (a)	0.63 (a)	0.53	0.36
Net realized and unrealized gain (loss)	6.61	7.22	15.50	(15.39)	22.60
Total from investment operations	7.33	7.94	16.13	(14.86)	22.96
Distributions paid to shareholders from:
Net investment income	(0.75)	(0.71)	(0.65)	(0.53)	(0.35)
Net asset value, end of period	$108.64	$102.06	$94.83	$79.35	$94.74
Total return (b)	7.19%	8.37%	20.39%	(15.65)%	31.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,895,775	$1,775,803	$1,517,255	$1,249,781	$1,605,791
Ratio of total expenses to average net assets	0.52%	0.51%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets	0.67%	0.70%	0.74%	0.66%	0.47%
Portfolio turnover rate (c)	14%	15%	17%	13%	15%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Natural Gas ETF (FCG)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.61	$24.31	$24.50	$17.17	$8.80
Income from investment operations:
Net investment income (loss)	0.55 (a)	0.51 (a)	0.61 (a)	0.69	0.20
Net realized and unrealized gain (loss)	(1.08)	0.47	(0.01)	7.38	8.47
Total from investment operations	(0.53)	0.98	0.60	8.07	8.67
Distributions paid to shareholders from:
Net investment income	(0.67)	(0.68)	(0.79)	(0.74)	(0.30)
Net asset value, end of period	$23.41	$24.61	$24.31	$24.50	$17.17
Total return (b)	(2.16)%	3.98%	2.55%	47.27%	98.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$445,939	$402,373	$476,361	$888,144	$423,225
Ratio of total expenses to average net assets	0.59%	0.57%	0.60%	0.60%	0.62% (c)
Ratio of net expenses to average net assets	0.59%	0.57%	0.60%	0.60%	0.61% (c)
Ratio of net investment income (loss) to average net assets	2.33%	2.02%	2.51%	2.82%	1.41%
Portfolio turnover rate (d)	31%	38%	27%	39%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	For the year ended December 31, 2021, ratio reflects excise tax of 0.01%, which is not included in the expense cap.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$55.57	$49.83	$52.72	$58.97	$44.75
Income from investment operations:
Net investment income (loss)	1.28 (a)	1.28 (a)	1.19 (a)	1.10	1.01
Net realized and unrealized gain (loss)	1.18	5.78	(2.73)	(6.24)	14.20
Total from investment operations	2.46	7.06	(1.54)	(5.14)	15.21
Distributions paid to shareholders from:
Net investment income	(1.43)	(1.32)	(1.35)	(1.11)	(0.99)
Net asset value, end of period	$56.60	$55.57	$49.83	$52.72	$58.97
Total return (b)	4.52%	14.51%	(2.44)%	(8.70)%	34.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$79,239	$122,247	$92,192	$187,140	$117,947
Ratio of total expenses to average net assets	0.64% (c)	0.62%	0.67%	0.62%	0.63%
Ratio of net expenses to average net assets	0.61% (c)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.32%	2.53%	2.61%	2.11%	1.82%
Portfolio turnover rate (d)	20%	20%	24%	18%	23%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.63% and 0.60%, respectively.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Nasdaq-100 Select Equal Weight ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “QQEW”)(1)
First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)
First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)
First Trust Water ETF – (NYSE Arca ticker “FIW”)
First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)
First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

(1)	Effective December 22, 2025, First Trust NASDAQ-100 Equal Weighted Index Fund changed its name to First Trust Nasdaq-100 Select Equal Weight ETF. The Fund’s ticker symbol was not changed.
QCLN operates as a non-diversified series of the Trust. Each of QQEW, QTEC, QQXT, FRI, FIW, FCG and QABA operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq-100 Select Equal Weight ETF	Nasdaq-100 Select Equal WeightTM Index(1)
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq-100 Technology SectorTM Index
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq-100 Ex-Tech SectorTM Index
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq® Clean Edge® Green EnergyTM Index
First Trust S&P REIT Index Fund	S&P United States REIT Index
First Trust Water ETF	ISE Clean Edge WaterTM Index
First Trust Natural Gas ETF	ISE-Revere Natural GasTM Index
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq OMX® ABA Community BankTM Index

(1)	Prior to December 22, 2025, the index was Nasdaq-100 Equal WeightedTM Index.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, QCLN, FIW, FCG, and QABA had securities in the securities lending program. During the fiscal year ended December 31, 2025, QQEW, QTEC, QCLN, FIW, FCG, and QABA participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2025, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq-100 Select Equal Weight ETF	$7,988,171	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	161,850	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	5,284,997	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	1,403,535	—	—
First Trust S&P REIT Index Fund	4,500,607	—	—
First Trust Water ETF	12,900,872	—	—
First Trust Natural Gas ETF	10,741,635	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,555,438	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq-100 Select Equal Weight ETF	$11,755,236	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	887,760	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,339,342	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	5,762,256	—	—
First Trust S&P REIT Index Fund	5,240,417	—	—
First Trust Water ETF	12,067,301	—	—
First Trust Natural Gas ETF	10,526,845	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,383,753	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq-100 Select Equal Weight ETF	$—	$(306,392,721)	$219,192,745
First Trust NASDAQ-100-Technology Sector Index Fund	—	(467,548,384)	402,801,728
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	(28,495,256)	(6,042,885)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	—	(713,294,912)	(282,269,205)
First Trust S&P REIT Index Fund	—	(1,126,263)	(26,071,196)
First Trust Water ETF	—	(98,382,261)	309,188,018
First Trust Natural Gas ETF	—	(561,608,208)	(67,603,364)
First Trust NASDAQ® ABA Community Bank Index Fund	—	(23,607,985)	(7,034,519)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq-100 Select Equal Weight ETF	$306,392,721
First Trust NASDAQ-100-Technology Sector Index Fund	467,548,384
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	28,495,256
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	713,294,912
First Trust S&P REIT Index Fund	1,126,263
First Trust Water ETF	98,382,261
First Trust Natural Gas ETF	561,608,208
First Trust NASDAQ® ABA Community Bank Index Fund	23,607,985
During the taxable year ended December 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust NASDAQ-100-Technology Sector Index Fund	$18,242,224
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Nasdaq-100 Select Equal Weight ETF	$271,259	$(364,723,963)	$364,452,704
First Trust NASDAQ-100-Technology Sector Index Fund	610,256	(303,497,620)	302,887,364
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	60,697	(106,201,409)	106,140,712
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	(674,252)	20,098,345	(19,424,093)
First Trust S&P REIT Index Fund	104,000	(420,713)	316,713
First Trust Water ETF	419,235	(88,133,341)	87,714,106
First Trust Natural Gas ETF	1,661,654	(8,142,641)	6,480,987
First Trust NASDAQ® ABA Community Bank Index Fund	67,288	(6,334,571)	6,267,283

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq-100 Select Equal Weight ETF	$1,663,182,638	$270,153,141	$(50,960,396)	$219,192,745
First Trust NASDAQ-100-Technology Sector Index Fund	2,487,261,160	616,492,703	(213,690,975)	402,801,728
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	219,841,000	13,615,638	(19,658,523)	(6,042,885)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	830,087,622	113,769,086	(396,038,291)	(282,269,205)
First Trust S&P REIT Index Fund	174,458,044	8,013,800	(34,084,996)	(26,071,196)
First Trust Water ETF	1,630,839,557	396,312,682	(87,124,664)	309,188,018
First Trust Natural Gas ETF	529,028,332	19,573,556	(87,177,133)	(67,603,577)
First Trust NASDAQ® ABA Community Bank Index Fund	86,449,773	2,644,433	(9,678,952)	(7,034,519)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Nasdaq-100 Select Equal Weight ETF (the “Unitary Fee Fund”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Nasdaq-100 Select Equal Weight ETF	Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq, Inc. and Clean Edge®
First Trust S&P REIT Index Fund	S&P Dow Jones Indices LLC
First Trust Water ETF	Nasdaq, Inc.
First Trust Natural Gas ETF	Nasdaq, Inc.
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq, Inc. and American Bankers Association
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The Advisor or the Fund, as applicable, is required to pay a licensing fee for such Fund, which is shown on the Statements of Operations.
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund (the “Expense Cap Funds”), except QQEW, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	QTEC	QQXT	QCLN	FRI	FIW	FCG	QABA
Fund net assets up to and including $2.5 billion	0.40%	0.40%	0.40%	0.3000%	0.40%	0.40%	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%	0.39%	0.39%	0.2925%	0.39%	0.39%	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%	0.38%	0.38%	0.2850%	0.38%	0.38%	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%	0.37%	0.37%	0.2775%	0.37%	0.37%	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%	0.36%	0.36%	0.2700%	0.36%	0.36%	0.36%
Fund net assets greater than $15 billion	0.34%	0.34%	0.34%	0.2550%	0.34%	0.34%	0.34%
Effective December 22, 2025, First Trust is paid an annual unitary management fee based on a percentage of QQEW’s average daily net assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion up to and including $15 billion	0.49500%
Fund net assets greater than $15 billion	0.46750%
Prior to December 22, 2025, QQEW paid an annual management fee payable to First Trust which was reduced at breakpoints and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%
Fund net assets greater than $15 billion	0.34%
The Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Expense Cap
First Trust NASDAQ-100-Technology Sector Index Fund	0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.60%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.60%
First Trust S&P REIT Index Fund	0.50%
First Trust Water ETF	0.60%
First Trust Natural Gas ETF	0.60%
First Trust NASDAQ® ABA Community Bank Index Fund	0.60%
As of December 22, 2025, First Trust’s agreement to waive fees and/or reimburse QQEW expenses in order to keep the Fund’s operating expenses from exceeding 0.60% of its average daily net assets per year is no longer effective.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq-100 Select Equal Weight ETF	$1,077,143,342	$1,077,007,020
First Trust NASDAQ-100-Technology Sector Index Fund	1,151,967,461	1,152,988,988
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	105,714,901	106,302,853
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	107,649,440	107,253,209
First Trust S&P REIT Index Fund	9,837,767	12,954,554
First Trust Water ETF	251,604,895	251,687,257
First Trust Natural Gas ETF	115,097,606	114,551,631
First Trust NASDAQ® ABA Community Bank Index Fund	20,864,573	20,975,283
For the fiscal year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq-100 Select Equal Weight ETF	$873,372,317	$1,092,994,212
First Trust NASDAQ-100-Technology Sector Index Fund	774,847,787	2,115,644,496
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,235,217,835	1,215,414,912
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	88,526,313	217,790,868
First Trust S&P REIT Index Fund	20,345,267	47,801,521
First Trust Water ETF	215,274,831	205,666,976
First Trust Natural Gas ETF	222,890,141	148,360,006
First Trust NASDAQ® ABA Community Bank Index Fund	75,617,299	119,633,173

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust NASDAQ-100 Select Equal Weight ETF (formerly known as First Trust NASDAQ-100 Equal Weighted Index Fund), First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ® Clean Edge® Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust Water ETF, First Trust Natural Gas ETF, and First Trust NASDAQ® ABA Community Bank Index Fund (the “Funds”), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 23, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232
A special meeting of shareholders of First Trust Nasdaq-100 Select Equal Weight ETF (formerly known as First Trust NASDAQ-100 Equal Weighted Index Fund) (“QQEW”) was held on October 14, 2025 and adjourned to November 4, 2025. On November 4, 2025, at the reconvened special meeting, shareholders of record of QQEW as of July 28, 2025 voted to approve (1) a change to QQEW’s investment objective (the “Investment Objective Change”); and (2) a new investment management agreement between First Trust Exchange-Traded Fund, on behalf of QQEW, and First Trust Advisors L.P., as investment advisor (the “New Investment Management Agreement”). With respect to the Investment Objective Change, there were 5,609,241 votes “for,” 80,630 votes “against” and 179,455 abstentions. With respect to the New Investment Management Agreement, there were 5,596,012 votes “for,” 95,815 votes “against” and 177,500 abstentions.

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Fund (as defined in the Notes to Financial Statements), Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,890,262. This figure is comprised of $110,667 paid (or to be paid) in fixed compensation and $3,779,595 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $2,000,670 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,889,592 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Nasdaq-100 Select Equal Weight ETF	100.00%
First Trust NASDAQ-100-Technology Sector Index Fund	100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	100.00%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	100.00%
First Trust S&P REIT Index Fund	0.00%
First Trust Water ETF	100.00%
First Trust Natural Gas ETF	91.63%
First Trust NASDAQ® ABA Community Bank Index Fund	100.00%
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Nasdaq-100 Select Equal Weight ETF	100.00%
First Trust NASDAQ-100-Technology Sector Index Fund	100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	100.00%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	100.00%
First Trust S&P REIT Index Fund	0.00%
First Trust Water ETF	100.00%
First Trust Natural Gas ETF	93.22%
First Trust NASDAQ® ABA Community Bank Index Fund	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimers
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Select Equal WeightTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend StrengthTM ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.2%
1,620	General Dynamics Corp.	$545,389
1,916	Huntington Ingalls Industries, Inc.	651,574
		1,196,963
	Banks — 12.6%
10,493	Commerce Bancshares, Inc.	549,204
4,379	Cullen/Frost Bankers, Inc.	554,513
5,590	East West Bancorp, Inc.	628,260
4,633	Popular, Inc.	576,901
22,751	Regions Financial Corp.	616,552
7,402	Western Alliance Bancorp	622,286
		3,547,716
	Building Products — 1.8%
7,696	A.O. Smith Corp.	514,709
	Capital Markets — 2.2%
4,868	Stifel Financial Corp.	609,571
	Chemicals — 5.5%
6,424	CF Industries Holdings, Inc.	496,832
5,282	PPG Industries, Inc.	541,194
4,782	RPM International, Inc.	497,328
		1,535,354
	Containers & Packaging — 4.1%
3,364	Avery Dennison Corp.	611,844
2,639	Packaging Corp. of America	544,241
		1,156,085
	Energy Equipment & Services — 6.6%
11,874	Baker Hughes Co.	540,742
24,090	Halliburton Co.	680,783
16,441	SLB Ltd.	631,006
		1,852,531
	Ground Transportation — 3.8%
1,851	Norfolk Southern Corp.	534,421
2,373	Union Pacific Corp.	548,922
		1,083,343
	Health Care Providers & Services — 7.2%
1,792	Cigna Group (The)	493,212
1,538	Elevance Health, Inc.	539,146
2,831	Quest Diagnostics, Inc.	491,263
1,504	UnitedHealth Group, Inc.	496,486
		2,020,107
	Insurance — 15.4%
2,739	Allstate (The) Corp.	570,123
3,506	Cincinnati Financial Corp.	572,600
1,694	Erie Indemnity Co., Class A	485,585
Shares	Description	Value

	Insurance (Continued)
3,134	Hanover Insurance Group (The), Inc.	$572,801
2,830	Marsh & McLennan Cos., Inc.	525,022
2,378	Progressive (The) Corp.	541,518
7,109	Unum Group	550,948
7,244	W.R. Berkley Corp.	507,949
		4,326,546
	IT Services — 4.5%
2,250	Accenture PLC, Class A	603,675
8,119	Cognizant Technology Solutions Corp., Class A	673,877
		1,277,552
	Machinery — 8.3%
1,302	Cummins, Inc.	664,606
3,226	IDEX Corp.	574,035
1,579	Snap-on, Inc.	544,123
7,236	Toro (The) Co.	569,618
		2,352,382
	Metals & Mining — 2.0%
1,974	Reliance, Inc.	570,229
	Oil, Gas & Consumable Fuels — 10.4%
6,203	ConocoPhillips	580,663
23,530	Coterra Energy, Inc.	619,310
16,902	Devon Energy Corp.	619,120
3,857	Diamondback Energy, Inc.	579,823
5,051	EOG Resources, Inc.	530,405
		2,929,321
	Pharmaceuticals — 2.4%
6,327	Merck & Co., Inc.	665,980
	Professional Services — 1.6%
5,472	Booz Allen Hamilton Holding Corp.	461,618
	Semiconductors & Semiconductor Equipment — 3.9%
2,503	NXP Semiconductors N.V.	543,301
3,282	QUALCOMM, Inc.	561,386
		1,104,687
	Specialty Retail — 3.4%
2,344	Dick’s Sporting Goods, Inc.	464,042
9,719	Tractor Supply Co.	486,047
		950,089
	Total Common Stocks	28,154,783
	(Cost $26,100,785)
See Notes to Financial Statements

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
41,701	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (a)	$41,701
	(Cost $41,701)

	Total Investments — 100.0%	28,196,484
	(Cost $26,142,486)
	Net Other Assets and Liabilities — (0.0)%	(13,423)
	Net Assets — 100.0%	$28,183,061

(a)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$28,154,783	$28,154,783	$—	$—
Money Market Funds	41,701	41,701	—	—
Total Investments	$28,196,484	$28,196,484	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.6%
37,858	Boeing (The) Co. (a)	$8,219,729
	Banks — 3.4%
24,259	JPMorgan Chase & Co.	7,816,735
	Beverages — 3.3%
107,151	Coca-Cola (The) Co.	7,490,926
	Biotechnology — 3.4%
23,854	Amgen, Inc.	7,807,653
	Broadline Retail — 3.3%
32,458	Amazon.com, Inc. (a)	7,491,955
	Capital Markets — 3.3%
8,460	Goldman Sachs Group (The), Inc.	7,436,340
	Chemicals — 3.3%
23,057	Sherwin-Williams (The) Co.	7,471,160
	Communications Equipment — 3.2%
93,745	Cisco Systems, Inc.	7,221,177
	Consumer Finance — 3.3%
20,031	American Express Co.	7,410,468
	Consumer Staples Distribution & Retail — 3.3%
66,469	Walmart, Inc.	7,405,311
	Diversified Telecommunication Services — 3.4%
188,454	Verizon Communications, Inc.	7,675,731
	Entertainment — 3.5%
69,126	Walt Disney (The) Co.	7,864,465
	Financial Services — 3.6%
23,096	Visa, Inc., Class A	8,099,998
	Health Care Providers & Services — 3.3%
22,911	UnitedHealth Group, Inc.	7,563,151
	Hotels, Restaurants & Leisure — 3.2%
24,227	McDonald’s Corp.	7,404,498
	Household Products — 3.4%
53,806	Procter & Gamble (The) Co.	7,710,938
	Industrial Conglomerates — 6.6%
45,413	3M Co.	7,270,621
39,171	Honeywell International, Inc.	7,641,871
		14,912,492
	Insurance — 3.4%
27,027	Travelers (The) Cos., Inc.	7,839,452
	IT Services — 3.1%
24,060	International Business Machines Corp.	7,126,813
Shares	Description	Value

	Machinery — 3.1%
12,226	Caterpillar, Inc.	$7,003,909
	Oil, Gas & Consumable Fuels — 3.3%
49,687	Chevron Corp.	7,572,796
	Pharmaceuticals — 6.9%
36,425	Johnson & Johnson	7,538,154
77,065	Merck & Co., Inc.	8,111,862
		15,650,016
	Semiconductors & Semiconductor Equipment — 3.4%
40,936	NVIDIA Corp.	7,634,564
	Software — 6.7%
15,720	Microsoft Corp.	7,602,507
28,475	Salesforce, Inc.	7,543,312
		15,145,819
	Specialty Retail — 3.2%
21,425	Home Depot (The), Inc.	7,372,342
	Technology Hardware, Storage & Peripherals — 3.2%
26,987	Apple, Inc.	7,336,686
	Textiles, Apparel & Luxury Goods — 3.2%
114,350	NIKE, Inc., Class B	7,285,238
	Total Common Stocks	226,970,362
	(Cost $191,619,343)
MONEY MARKET FUNDS — 0.1%
290,897	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	290,897
	(Cost $290,897)

	Total Investments — 100.0%	227,261,259
	(Cost $191,910,240)
	Net Other Assets and Liabilities — 0.0%	92,009
	Net Assets — 100.0%	$227,353,268

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$226,970,362	$226,970,362	$—	$—
Money Market Funds	290,897	290,897	—	—
Total Investments	$227,261,259	$227,261,259	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 4.9%
175	Axon Enterprise, Inc. (a)	$99,388
2,406	Boeing (The) Co. (a)	522,391
285	Curtiss-Wright Corp.	157,112
606	General Electric Co.	186,666
983	Howmet Aerospace, Inc.	201,535
20,528	Rocket Lab Corp. (a)	1,432,033
		2,599,125
	Air Freight & Logistics — 0.5%
1,010	FedEx Corp.	291,749
	Automobile Components — 0.5%
3,496	Aptiv PLC (a)	266,011
	Automobiles — 3.4%
39,664	Ford Motor Co.	520,392
8,790	General Motors Co.	714,803
1,273	Tesla, Inc. (a)	572,493
		1,807,688
	Banks — 4.0%
2,106	Citigroup, Inc.	245,749
5,302	Citizens Financial Group, Inc.	309,690
26,263	KeyCorp	542,068
907	M&T Bank Corp.	182,743
9,878	Regions Financial Corp.	267,694
7,396	Truist Financial Corp.	363,957
4,589	U.S. Bancorp	244,869
		2,156,770
	Biotechnology — 4.2%
482	Alnylam Pharmaceuticals, Inc. (a)	191,667
1,785	Biogen, Inc. (a)	314,142
1,955	Insmed, Inc. (a)	340,248
12,735	Moderna, Inc. (a)	375,555
1,258	Natera, Inc. (a)	288,195
28,056	Summit Therapeutics, Inc. (a)	490,700
496	Vertex Pharmaceuticals, Inc. (a)	224,867
		2,225,374
	Broadline Retail — 0.5%
10,760	Coupang, Inc. (a)	253,828
	Building Products — 0.5%
825	Builders FirstSource, Inc. (a)	84,884
606	Carlisle Cos., Inc.	193,835
		278,719
	Capital Markets — 3.3%
176	Goldman Sachs Group (The), Inc.	154,704
5,982	Interactive Brokers Group, Inc., Class A	384,702
Shares	Description	Value

	Capital Markets (Continued)
8,829	Robinhood Markets, Inc., Class A (a)	$998,560
1,613	State Street Corp.	208,093
		1,746,059
	Chemicals — 0.2%
2,998	Dow, Inc.	70,093
1,512	LyondellBasell Industries N.V., Class A	65,470
		135,563
	Communications Equipment — 0.8%
3,161	Arista Networks, Inc. (a)	414,186
	Construction & Engineering — 2.2%
3,339	API Group Corp. (a)	127,750
412	Comfort Systems USA, Inc.	384,515
240	EMCOR Group, Inc.	146,830
1,964	MasTec, Inc. (a)	426,915
235	Quanta Services, Inc.	99,184
		1,185,194
	Consumer Finance — 2.2%
1,623	Capital One Financial Corp.	393,351
16,157	SoFi Technologies, Inc. (a)	422,990
4,291	Synchrony Financial	357,998
		1,174,339
	Consumer Staples Distribution & Retail — 2.5%
195	Casey’s General Stores, Inc.	107,778
5,836	Dollar Tree, Inc. (a)	717,886
2,704	Performance Food Group Co. (a)	243,144
2,865	Target Corp.	280,054
		1,348,862
	Containers & Packaging — 0.4%
2,143	Ball Corp.	113,515
2,059	International Paper Co.	81,104
		194,619
	Diversified Telecommunication Services — 1.0%
12,187	Comcast Corp., Class A	364,269
4,228	Verizon Communications, Inc.	172,207
		536,476
	Electric Utilities — 0.9%
4,558	Edison International	273,571
12,995	PG&E Corp.	208,830
		482,401
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 1.8%
896	GE Vernova, Inc.	$585,599
2,218	Vertiv Holdings Co., Class A	359,338
		944,937
	Electronic Equipment, Instruments & Components — 1.1%
1,976	Amphenol Corp., Class A	267,036
882	Jabil, Inc.	201,114
685	Keysight Technologies, Inc. (a)	139,185
		607,335
	Energy Equipment & Services — 1.4%
3,696	Baker Hughes Co.	168,316
21,258	Halliburton Co.	600,751
		769,067
	Entertainment — 4.8%
868	Netflix, Inc. (a)	81,384
6,570	ROBLOX Corp., Class A (a)	532,367
1,189	Take-Two Interactive Software, Inc. (a)	304,419
56,822	Warner Bros. Discovery, Inc. (a)	1,637,610
		2,555,780
	Financial Services — 1.0%
4,623	Affirm Holdings, Inc. (a)	344,090
2,554	Global Payments, Inc.	197,679
		541,769
	Food Products — 1.9%
11,237	Archer-Daniels-Midland Co.	646,015
6,042	Tyson Foods, Inc., Class A	354,182
		1,000,197
	Health Care Equipment & Supplies — 0.7%
7,555	Baxter International, Inc.	144,376
3,656	Dexcom, Inc. (a)	242,649
		387,025
	Health Care Providers & Services — 4.7%
858	Cigna Group (The)	236,147
6,229	CVS Health Corp.	494,334
1,365	Elevance Health, Inc.	478,501
6,758	Hims & Hers Health, Inc. (a)	219,432
2,144	Humana, Inc.	549,143
549	Tenet Healthcare Corp. (a)	109,097
1,262	UnitedHealth Group, Inc.	416,599
		2,503,253
	Hotels, Restaurants & Leisure — 0.7%
629	DoorDash, Inc., Class A (a)	142,456
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
456	Royal Caribbean Cruises Ltd.	$127,187
1,136	Starbucks Corp.	95,663
		365,306
	Household Durables — 1.9%
2,784	D.R. Horton, Inc.	400,980
3,055	Lennar Corp., Class A	314,054
2,420	PulteGroup, Inc.	283,769
		998,803
	Independent Power and Renewable Electricity Producers — 0.6%
808	Talen Energy Corp. (a)	302,871
	Insurance — 4.3%
1,225	Allstate (The) Corp.	254,984
2,643	American International Group, Inc.	226,109
2,694	Arch Capital Group Ltd. (a)	258,409
1,463	Hartford Insurance Group (The), Inc.	201,601
2,567	Loews Corp.	270,331
111	Markel Group, Inc. (a)	238,611
2,687	MetLife, Inc.	212,112
2,301	Principal Financial Group, Inc.	202,971
2,038	Prudential Financial, Inc.	230,049
705	Travelers (The) Cos., Inc.	204,492
		2,299,669
	Interactive Media & Services — 1.5%
674	Alphabet, Inc., Class A	210,962
1,676	Reddit, Inc., Class A (a)	385,262
26,608	Snap, Inc., Class A (a)	214,727
		810,951
	IT Services — 3.3%
1,449	Cloudflare, Inc., Class A (a)	285,670
930	Gartner, Inc. (a)	234,621
1,441	MongoDB, Inc. (a)	604,773
2,925	Snowflake, Inc. (a)	641,628
		1,766,692
	Life Sciences Tools & Services — 1.2%
2,150	Illumina, Inc. (a)	281,994
1,099	IQVIA Holdings, Inc. (a)	247,726
1,002	Revvity, Inc.	96,943
		626,663
	Machinery — 0.2%
221	Caterpillar, Inc.	126,604
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 1.0%
2,917	Fox Corp., Class A	$213,145
8,501	Trade Desk (The), Inc., Class A (a)	322,698
		535,843
	Metals & Mining — 2.3%
3,111	Newmont Corp.	310,633
3,416	Nucor Corp.	557,184
2,004	Steel Dynamics, Inc.	339,578
		1,207,395
	Oil, Gas & Consumable Fuels — 5.7%
659	Chevron Corp.	100,438
3,705	Coterra Energy, Inc.	97,516
18,904	Devon Energy Corp.	692,453
2,976	Diamondback Energy, Inc.	447,382
8,058	EQT Corp.	431,909
3,989	Expand Energy Corp.	440,226
2,270	Occidental Petroleum Corp.	93,342
2,570	Phillips 66	331,633
780	Texas Pacific Land Corp.	224,032
1,300	Valero Energy Corp.	211,627
		3,070,558
	Passenger Airlines — 0.5%
3,123	Southwest Airlines Co.	129,074
1,308	United Airlines Holdings, Inc. (a)	146,260
		275,334
	Personal Care Products — 0.7%
3,764	Estee Lauder (The) Cos., Inc., Class A	394,166
	Pharmaceuticals — 0.2%
1,782	Bristol-Myers Squibb Co.	96,121
	Professional Services — 0.4%
2,431	TransUnion	208,458
	Real Estate Management & Development — 0.7%
1,358	CoStar Group, Inc. (a)	91,312
4,177	Zillow Group, Inc., Class C (a)	284,955
		376,267
	Semiconductors & Semiconductor Equipment — 11.1%
1,135	Applied Materials, Inc.	291,684
1,456	Broadcom, Inc.	503,921
4,872	Credo Technology Group Holding Ltd. (a)	701,032
30,093	Intel Corp. (a)	1,110,432
160	KLA Corp.	194,413
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
3,533	Lam Research Corp.	$604,779
8,261	Marvell Technology, Inc.	702,020
8,075	Microchip Technology, Inc.	514,539
2,686	Micron Technology, Inc.	766,611
2,382	ON Semiconductor Corp. (a)	128,985
2,128	Teradyne, Inc.	411,896
		5,930,312
	Software — 6.7%
946	AppLovin Corp., Class A (a)	637,434
848	Cadence Design Systems, Inc. (a)	265,068
1,189	CrowdStrike Holdings, Inc., Class A (a)	557,356
1,665	Datadog, Inc., Class A (a)	226,423
145	Fair Isaac Corp. (a)	245,140
1,460	Guidewire Software, Inc. (a)	293,475
418	HubSpot, Inc. (a)	167,743
2,816	Nutanix, Inc., Class A (a)	145,559
2,332	Oracle Corp.	454,530
1,296	Strategy, Inc. (a)	196,927
886	Synopsys, Inc. (a)	416,172
		3,605,827
	Specialized REITs — 0.8%
700	Digital Realty Trust, Inc.	108,297
14,721	Weyerhaeuser Co.	348,740
		457,037
	Specialty Retail — 0.5%
639	Carvana Co. (a)	269,671
	Technology Hardware, Storage & Peripherals — 5.3%
4,332	Dell Technologies, Inc., Class C	545,312
7,445	Hewlett Packard Enterprise Co.	178,829
4,458	Pure Storage, Inc., Class A (a)	298,730
2,843	Seagate Technology Holdings PLC	782,934
6,041	Western Digital Corp.	1,040,683
		2,846,488
	Textiles, Apparel & Luxury Goods — 0.6%
2,358	Tapestry, Inc.	301,282
	Trading Companies & Distributors — 0.2%
113	United Rentals, Inc.	91,453
	Total Common Stocks	53,370,097
	(Cost $49,477,257)
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
128,231	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (b)	$128,231
	(Cost $128,231)

	Total Investments — 100.0%	53,498,328
	(Cost $49,605,488)
	Net Other Assets and Liabilities — (0.0)%	(12,129)
	Net Assets — 100.0%	$53,486,199

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$53,370,097	$53,370,097	$—	$—
Money Market Funds	128,231	128,231	—	—
Total Investments	$53,498,328	$53,498,328	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.6%
23	Huntington Ingalls Industries, Inc.	$7,822
	Air Freight & Logistics — 1.1%
58	Expeditors International of Washington, Inc.	8,642
24	FedEx Corp.	6,933
		15,575
	Automobile Components — 1.0%
174	Aptiv PLC (a)	13,240
	Automobiles — 1.1%
1,158	Ford Motor Co.	15,193
	Banks — 3.8%
89	Citigroup, Inc.	10,385
561	Huntington Bancshares, Inc.	9,733
198	Truist Financial Corp.	9,744
211	U.S. Bancorp	11,259
128	Wells Fargo & Co.	11,930
		53,051
	Beverages — 1.0%
47	Constellation Brands, Inc., Class A	6,484
167	Molson Coors Beverage Co., Class B	7,796
		14,280
	Biotechnology — 3.3%
69	Biogen, Inc. (a)	12,143
73	Gilead Sciences, Inc.	8,960
113	Incyte Corp. (a)	11,161
17	Regeneron Pharmaceuticals, Inc.	13,122
		45,386
	Building Products — 1.4%
94	A.O. Smith Corp.	6,286
66	Builders FirstSource, Inc. (a)	6,791
93	Masco Corp.	5,902
		18,979
	Capital Markets — 2.1%
341	Franklin Resources, Inc.	8,146
129	Interactive Brokers Group, Inc., Class A	8,296
99	State Street Corp.	12,772
		29,214
	Chemicals — 0.8%
70	CF Industries Holdings, Inc.	5,413
61	Corteva, Inc.	4,089
44	DuPont de Nemours, Inc.	1,769
		11,271
Shares	Description	Value

	Communications Equipment — 1.4%
77	F5, Inc. (a)	$19,655
	Consumer Finance — 3.1%
48	Capital One Financial Corp.	11,633
370	Synchrony Financial	30,869
		42,502
	Consumer Staples Distribution & Retail — 1.3%
96	Dollar Tree, Inc. (a)	11,809
68	Target Corp.	6,647
		18,456
	Containers & Packaging — 0.3%
21	Avery Dennison Corp.	3,820
	Diversified Telecommunication Services — 1.9%
872	Comcast Corp., Class A	26,064
	Electric Utilities — 1.8%
90	NextEra Energy, Inc.	7,225
106	NRG Energy, Inc.	16,880
		24,105
	Electrical Equipment — 0.4%
38	Generac Holdings, Inc. (a)	5,182
	Energy Equipment & Services — 1.3%
323	Halliburton Co.	9,128
212	SLB Ltd.	8,137
		17,265
	Financial Services — 0.6%
109	Global Payments, Inc.	8,437
	Food Products — 2.1%
223	Archer-Daniels-Midland Co.	12,820
434	Conagra Brands, Inc.	7,513
338	Kraft Heinz (The) Co.	8,196
		28,529
	Ground Transportation — 0.3%
57	Uber Technologies, Inc. (a)	4,657
	Health Care Equipment & Supplies — 1.6%
81	Align Technology, Inc. (a)	12,648
128	Hologic, Inc. (a)	9,535
		22,183
	Health Care Providers & Services — 1.3%
11	McKesson Corp.	9,023
26	UnitedHealth Group, Inc.	8,583
		17,606
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 0.5%
74	Alexandria Real Estate Equities, Inc.	$3,621
195	Healthpeak Properties, Inc.	3,136
		6,757
	Hotel & Resort REITs — 0.3%
210	Host Hotels & Resorts, Inc.	3,723
	Hotels, Restaurants & Leisure — 3.7%
126	Airbnb, Inc., Class A (a)	17,101
2	Booking Holdings, Inc.	10,710
84	Expedia Group, Inc.	23,798
		51,609
	Household Durables — 1.8%
75	D.R. Horton, Inc.	10,802
2	NVR, Inc. (a)	14,586
		25,388
	Independent Power and Renewable Electricity Producers — 0.2%
17	Vistra Corp.	2,743
	Insurance — 4.7%
40	Allstate (The) Corp.	8,326
192	American International Group, Inc.	16,426
213	MetLife, Inc.	16,814
205	Prudential Financial, Inc.	23,140
		64,706
	Interactive Media & Services — 1.9%
823	Match Group, Inc.	26,575
	IT Services — 13.2%
134	Accenture PLC, Class A	35,952
498	Cognizant Technology Solutions Corp., Class A	41,334
176	EPAM Systems, Inc. (a)	36,059
155	Gartner, Inc. (a)	39,104
241	GoDaddy, Inc., Class A (a)	29,903
		182,352
	Machinery — 2.8%
195	Fortive Corp.	10,766
35	IDEX Corp.	6,228
71	PACCAR, Inc.	7,775
53	Pentair PLC	5,520
24	Snap-on, Inc.	8,270
		38,559
Shares	Description	Value

	Media — 5.0%
549	Fox Corp., Class A	$40,115
365	Omnicom Group, Inc.	29,474
		69,589
	Metals & Mining — 0.3%
43	Newmont Corp.	4,294
	Multi-Utilities — 0.2%
30	WEC Energy Group, Inc.	3,164
	Office REITs — 0.2%
48	BXP, Inc.	3,239
	Oil, Gas & Consumable Fuels — 1.8%
427	APA Corp.	10,444
44	Diamondback Energy, Inc.	6,615
67	EOG Resources, Inc.	7,036
		24,095
	Passenger Airlines — 1.5%
102	Delta Air Lines, Inc.	7,079
117	United Airlines Holdings, Inc. (a)	13,083
		20,162
	Pharmaceuticals — 3.8%
381	Bristol-Myers Squibb Co.	20,551
104	Merck & Co., Inc.	10,947
365	Pfizer, Inc.	9,089
990	Viatris, Inc.	12,325
		52,912
	Professional Services — 0.4%
31	Leidos Holdings, Inc.	5,592
	Residential REITs — 0.2%
121	Invitation Homes, Inc.	3,363
	Retail REITs — 0.2%
58	Realty Income Corp.	3,269
	Semiconductors & Semiconductor Equipment — 8.3%
601	ON Semiconductor Corp. (a)	32,544
22	Qnity Electronics, Inc.	1,796
186	QUALCOMM, Inc.	31,816
771	Skyworks Solutions, Inc.	48,889
		115,045
	Software — 6.4%
90	Adobe, Inc. (a)	31,498
973	Gen Digital, Inc.	26,456
113	Salesforce, Inc.	29,935
		87,889
	Specialized REITs — 0.2%
109	VICI Properties, Inc.	3,065
	Specialty Retail — 1.1%
222	Best Buy Co., Inc.	14,858
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.8%
1,569	HP, Inc.	$34,957
290	NetApp, Inc.	31,056
		66,013
	Textiles, Apparel & Luxury Goods — 2.2%
152	Deckers Outdoor Corp. (a)	15,758
73	Lululemon Athletica, Inc. (a)	15,170
		30,928
	Tobacco — 0.5%
117	Altria Group, Inc.	6,746
	Total Common Stocks	1,379,107
	(Cost $1,310,528)
MONEY MARKET FUNDS — 0.1%
1,518	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	1,518
	(Cost $1,518)

	Total Investments — 99.9%	1,380,625
	(Cost $1,312,046)
	Net Other Assets and Liabilities — 0.1%	1,448
	Net Assets — 100.0%	$1,382,073

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,379,107	$1,379,107	$—	$—
Money Market Funds	1,518	1,518	—	—
Total Investments	$1,380,625	$1,380,625	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2025

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
ASSETS:
Investments, at value	$28,196,484	$227,261,259	$53,498,328	$1,380,625
Receivables:
Dividends	30,289	194,377	17,891	2,155
Investment securities sold	—	2,064,026	—	—
Prepaid expenses	119	—	—	—
Total Assets	28,226,892	229,519,662	53,516,219	1,382,780

LIABILITIES:
Payables:
Audit and tax fees	25,131	—	—	—
Investment advisory fees	7,659	98,730	30,020	707
Shareholder reporting fees	3,960	—	—	—
Licensing fees	643	—	—	—
Capital shares redeemed	—	2,067,664	—	—
Other liabilities	6,438	—	—	—
Total Liabilities	43,831	2,166,394	30,020	707
NET ASSETS	$28,183,061	$227,353,268	$53,486,199	$1,382,073

NET ASSETS consist of:
Paid-in capital	$31,131,686	$207,867,283	$206,087,764	$1,487,783
Par value	5,000	54,978	15,000	500
Accumulated distributable earnings (loss)	(2,953,625)	19,431,007	(152,616,565)	(106,210)
NET ASSETS	$28,183,061	$227,353,268	$53,486,199	$1,382,073
NET ASSET VALUE, per share	$56.37	$41.35	$35.66	$27.64
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	5,497,756	1,500,002	50,002
Investments, at cost	$26,142,486	$191,910,240	$49,605,488	$1,312,046
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2025

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
INVESTMENT INCOME:
Dividends	$618,941	$4,394,783	$565,136	$27,729
Foreign withholding tax	(4,250)	—	—	(12)
Total investment income	614,691	4,394,783	565,136	27,717

EXPENSES:
Investment advisory fees	128,661	1,128,849 (a)	399,967 (a)	7,615 (a)
Audit and tax fees	29,363	—	—	—
Accounting and administration fees	18,357	—	—	—
Shareholder reporting fees	18,337	—	—	—
Trustees’ fees and expenses	8,439	—	—	—
Listing fees	6,603	—	—	—
Custodian fees	2,991	—	—	—
Transfer agent fees	1,287	—	—	—
Legal fees	1,259	—	—	—
Licensing fees	(8,512)	—	—	—
Other expenses	3,469	16,900	4,888	91
Total expenses	210,254	1,145,749	404,855	7,706
Less fees waived by the investment advisor	(28,187)	—	—	—
Net expenses	182,067	1,145,749	404,855	7,706
NET INVESTMENT INCOME (LOSS)	432,624	3,249,034	160,281	20,011

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(710,930)	215,415	1,675,596	(97,072)
In-kind redemptions	1,780,678	22,811,037	2,557,390	193,590
Net realized gain (loss)	1,069,748	23,026,452	4,232,986	96,518
Net change in unrealized appreciation (depreciation) on investments	1,790,452	4,500,829	344,885	88,811
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,860,200	27,527,281	4,577,871	185,329
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,292,824	$30,776,315	$4,738,152	$205,340

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dividend StrengthTM ETF (FTDS)		First Trust Dow 30 Equal Weight ETF (EDOW)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$432,624	$462,126	$3,249,034	$3,895,877
Net realized gain (loss)	1,069,748	3,035,509	23,026,452	16,278,740
Net change in unrealized appreciation (depreciation)	1,790,452	(1,235,634)	4,500,829	7,772,100
Net increase (decrease) in net assets resulting from operations	3,292,824	2,262,001	30,776,315	27,946,717

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(426,167)	(484,147)	(3,248,728)	(3,971,713)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,376,801	17,760,421	59,283,984	47,098,125
Cost of shares redeemed	(13,340,675)	(15,166,154)	(89,975,686)	(90,158,500)
Net increase (decrease) in net assets resulting from shareholder transactions	36,126	2,594,267	(30,691,702)	(43,060,375)
Total increase (decrease) in net assets	2,902,783	4,372,121	(3,164,115)	(19,085,371)

NET ASSETS:
Beginning of period	25,280,278	20,908,157	230,517,383	249,602,754
End of period	$28,183,061	$25,280,278	$227,353,268	$230,517,383

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	450,002	6,347,756	7,647,756
Shares sold	250,000	350,000	1,600,000	1,350,000
Shares redeemed	(250,000)	(300,000)	(2,450,000)	(2,650,000)
Shares outstanding, end of period	500,002	500,002	5,497,756	6,347,756
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)		First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$160,281	$587,162	$20,011	$18,944
4,232,986	17,632,750	96,518	238,278
344,885	(5,387,624)	88,811	(129,709)
4,738,152	12,832,288	205,340	127,513

(196,925)	(601,261)	(20,426)	(21,236)

—	6,679,235	1,313,602	2,339,396
(21,951,543)	(31,433,329)	(1,320,737)	(2,342,913)
(21,951,543)	(24,754,094)	(7,135)	(3,517)
(17,410,316)	(12,523,067)	177,779	102,760

70,896,515	83,419,582	1,204,294	1,101,534
$53,486,199	$70,896,515	$1,382,073	$1,204,294

2,150,002	3,000,002	50,002	50,002
—	200,000	50,000	100,000
(650,000)	(1,050,000)	(50,000)	(100,000)
1,500,002	2,150,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dividend StrengthTM ETF (FTDS)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.56	$46.46	$42.50	$50.45	$40.62
Income from investment operations:
Net investment income (loss)	0.89 (a)	1.01 (a)	0.95 (a)	0.90	0.39
Net realized and unrealized gain (loss)	5.82	4.13	4.01	(7.87)	9.80
Total from investment operations	6.71	5.14	4.96	(6.97)	10.19
Distributions paid to shareholders from:
Net investment income	(0.90)	(1.04)	(1.00)	(0.98)	(0.36)
Net asset value, end of period	$56.37	$50.56	$46.46	$42.50	$50.45
Total return (b)	13.35%	11.09%	11.84%	(13.75)%	25.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,183	$25,280	$20,908	$19,127	$25,223
Ratio of total expenses to average net assets	0.82% (c)	0.88%	0.99%	1.04%	1.08%
Ratio of net expenses to average net assets	0.71% (c)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.68%	2.01%	2.22%	2.00%	0.84%
Portfolio turnover rate (d)	132%	104%	104%	225% (e)	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.81% and 0.70%, respectively.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow 30 Equal Weight ETF (EDOW)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.31	$32.64	$28.79	$31.75	$27.19
Income from investment operations:
Net investment income (loss)	0.55 (a)	0.58 (a)	0.63 (a)	0.55	0.48
Net realized and unrealized gain (loss)	5.03	3.69	3.85	(2.96)	4.56
Total from investment operations	5.58	4.27	4.48	(2.41)	5.04
Distributions paid to shareholders from:
Net investment income	(0.54)	(0.60)	(0.63)	(0.55)	(0.48)
Net asset value, end of period	$41.35	$36.31	$32.64	$28.79	$31.75
Total return (b)	15.47%	13.16%	15.74%	(7.52)%	18.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$227,353	$230,517	$249,603	$158,274	$138,042
Ratio of total expenses to average net assets	0.51% (c)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.44%	1.68%	2.10%	1.95%	1.70%
Portfolio turnover rate (d)	16%	28%	16%	17%	14%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.98	$27.81	$27.92	$35.55	$29.47
Income from investment operations:
Net investment income (loss)	0.09 (a)	0.25 (a)	0.26 (a)	0.38	0.17
Net realized and unrealized gain (loss)	2.70	5.19	(0.08) (b)	(7.62)	6.07
Total from investment operations	2.79	5.44	0.18	(7.24)	6.24
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.27)	(0.29)	(0.39)	(0.16)
Net asset value, end of period	$35.66	$32.98	$27.81	$27.92	$35.55
Total return (c)	8.47%	19.60%	0.68% (b)	(20.37)%	21.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,486	$70,897	$83,420	$268,025	$663,005
Ratio of total expenses to average net assets	0.66% (d)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.26%	0.81%	0.97%	1.13%	0.52%
Portfolio turnover rate (e)	371%	431%	562%	379%	307%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $25,082 in connection with a trade error, which represents $0.01 per share.
Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

	Year Ended December 31,		Period Ended 12/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$24.08	$22.03	$20.13
Income from investment operations:
Net investment income (loss) (b)	0.40	0.38	0.14
Net realized and unrealized gain (loss)	3.57	2.09	1.92
Total from investment operations	3.97	2.47	2.06
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.42)	(0.16)
Net asset value, end of period	$27.64	$24.08	$22.03
Total return (c)	16.62%	11.28%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,382	$1,204	$1,102
Ratio of total expenses to average net assets	0.61% (d)	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	1.58%	1.60%	1.91% (e)
Portfolio turnover rate (f)	78%	63%	37%

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dividend StrengthTM ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTDS”)
First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)
First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX Exchange, Inc. ticker “FCTR”)
First Trust S&P 500 Diversified Free Cash Flow ETF – (NYSE Arca ticker “FCFY”)
FCFY operates as a non-diversified series of the Trust. Each of FTDS, EDOW, and FCTR operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dividend StrengthTM ETF	The Dividend StrengthTM Index
First Trust Dow 30 Equal Weight ETF	Dow Jones Industrial Average® Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Large Cap Factor Rotation Index
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P 500® Sector-Neutral FCF Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$426,167	$—	$—
First Trust Dow 30 Equal Weight ETF	3,248,728	—	—
First Trust Lunt U.S. Factor Rotation ETF	196,925	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	20,426	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$484,147	$—	$—
First Trust Dow 30 Equal Weight ETF	3,971,713	—	—
First Trust Lunt U.S. Factor Rotation ETF	601,261	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	21,236	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$6,457	$(4,787,242)	$1,827,160
First Trust Dow 30 Equal Weight ETF	306	(13,698,462)	33,129,163
First Trust Lunt U.S. Factor Rotation ETF	—	(155,501,205)	2,884,640
First Trust S&P 500 Diversified Free Cash Flow ETF	—	(130,791)	24,581

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FTDS, EDOW, and FCTR, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For FCFY, the taxable period ended 2023, and taxable years ended 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dividend StrengthTM ETF	$4,787,242
First Trust Dow 30 Equal Weight ETF*	13,698,462
First Trust Lunt U.S. Factor Rotation ETF	155,501,205
First Trust S&P 500 Diversified Free Cash Flow ETF	130,791

*
$3,196,504 of First Trust Dow 30 Equal Weight ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Dow 30 Equal Weight ETF	$483,117
First Trust Lunt U.S. Factor Rotation ETF	3,073,817
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for each Fund were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Dividend StrengthTM ETF	$—	$(1,716,940)	$1,716,940
First Trust Dow 30 Equal Weight ETF	—	(21,632,610)	21,632,610
First Trust Lunt U.S. Factor Rotation ETF	36,644	(2,148,990)	2,112,346
First Trust S&P 500 Diversified Free Cash Flow ETF	415	(189,199)	188,784
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$26,369,324	$2,877,349	$(1,050,189)	$1,827,160
First Trust Dow 30 Equal Weight ETF	194,132,096	43,415,834	(10,286,671)	33,129,163
First Trust Lunt U.S. Factor Rotation ETF	50,613,688	6,006,297	(3,121,657)	2,884,640
First Trust S&P 500 Diversified Free Cash Flow ETF	1,356,044	104,493	(79,912)	24,581
E. Expenses
Expenses that are directly related to First Trust Dividend StrengthTM ETF (the “Non-Unitary Fee Fund”) are charged directly to the Fund. Expenses for First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Unitary Fee Funds”), other than excluded expenses (discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dividend StrengthTM ETF	Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF	S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Management, Inc.
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P Dow Jones Indices LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by First Trust Dividend StrengthTM ETF to First Trust for these services will be reduced at certain levels of First Trust Dividend StrengthTM ETF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the First Trust Dividend StrengthTM ETF, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2027.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of such Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EDOW	FCTR	FCFY
Fund net assets up to and including $2.5 billion	0.5000%	0.65000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.63375%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.61750%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.60125%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.58500%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.55250%	0.510%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$34,141,205	$34,114,319
First Trust Dow 30 Equal Weight ETF	37,410,255	37,433,298
First Trust Lunt U.S. Factor Rotation ETF	229,372,609	229,326,000
First Trust S&P 500 Diversified Free Cash Flow ETF	986,243	1,032,255
For the fiscal year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$13,354,981	$13,326,336
First Trust Dow 30 Equal Weight ETF	59,204,206	89,978,042
First Trust Lunt U.S. Factor Rotation ETF	—	21,920,391
First Trust S&P 500 Diversified Free Cash Flow ETF	1,311,679	1,272,099
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Dividend StrengthTM ETF, First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Financial Highlights
First Trust Dividend StrengthTM ETF	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
First Trust Dow 30 Equal Weight ETF
First Trust Lunt U.S. Factor Rotation ETF
First Trust S&P 500 Diversified Free Cash Flow ETF	For the years ended December 31, 2025 and 2024, and the period from August 23, 2023 (commencement of investment operations) through December 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Fund (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Dividend StrengthTM ETF	100.00%
First Trust Dow 30 Equal Weight ETF	100.00%
First Trust Lunt U.S. Factor Rotation ETF	100.00%
First Trust S&P 500 Diversified Free Cash Flow ETF	100.00%
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Dividend StrengthTM ETF	100.00%
First Trust Dow 30 Equal Weight ETF	100.00%
First Trust Lunt U.S. Factor Rotation ETF	100.00%
First Trust S&P 500 Diversified Free Cash Flow ETF	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimers
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Annual Consolidated Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments
December 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 92.5%
$49,272,200	U.S. Treasury Bill (a)	(b)	02/24/26	$49,016,628
	(Cost $49,004,510)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
312,081	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	312,081
	(Cost $312,081)
	Total Investments — 93.1%	49,328,709
	(Cost $49,316,591)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 8.5%
	Call Options Purchased — 8.5%
1,344	SPDR® Gold Shares	$53,264,064	$368.49	02/27/26	4,511,311
	(Cost $4,018,740)
WRITTEN OPTIONS — (1.6)%
	Call Options Written — (1.5)%
(1,344)	SPDR® Gold Shares	(53,264,064)	422.48	02/27/26	(796,414)
	(Premiums received $951,081)
	Put Options Written — (0.1)%
(1,344)	SPDR® Gold Shares	(53,264,064)	329.70	02/27/26	(74,001)
	(Premiums received $135,602)
	Total Written Options				(870,415)
	(Premiums received $1,086,683)
	Net Other Assets and Liabilities — (0.0)%				(1,790)
	Net Assets — 100.0%				$52,967,815

(a)	All or a portion of this security is segregated as collateral for the options written. At December 31, 2025, the segregated value of this security amounts to $7,761,134.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of December 31, 2025.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$49,016,628	$—	$49,016,628	$—
Money Market Funds	312,081	312,081	—	—
Total Investments	49,328,709	312,081	49,016,628	—
Purchased Options	4,511,311	—	4,511,311	—
Total	$53,840,020	$312,081	$53,527,939	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(870,415)	$—	$(870,415)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$49,328,709
Options contracts purchased, at value	4,511,311
Cash	20,427
Due from broker	1,378
Cash segregated as collateral	25,000
Dividends receivable	3,540
Total Assets	53,890,365

LIABILITIES:
Options contracts written, at value	870,415
Investment advisory fees payable	52,135
Total Liabilities	922,550
NET ASSETS	$52,967,815

NET ASSETS consist of:
Paid-in capital	$52,929,036
Par value	31,000
Accumulated distributable earnings (loss)	7,779
NET ASSETS	$52,967,815
NET ASSET VALUE, per share	$17.09
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,100,002
Investments, at cost	$49,316,591
Premiums paid on options contracts purchased	$4,018,740
Premiums received on options contracts written	$1,086,683
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Interest	$2,343,015
Dividends	121,093
Total investment income	2,464,108

EXPENSES:
Investment advisory fees	589,061
Other expenses	5,526
Total expenses	594,587
Less expenses reimbursed by the investment advisor and sub-advisor	(5,000)
Net expenses	589,587
NET INVESTMENT INCOME (LOSS)	1,874,521

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,881)
Purchased options contracts	26,681,512
Written options contracts	(10,751,183)
Net realized gain (loss)	15,925,448
Net change in unrealized appreciation (depreciation) on:
Investments	(5,969)
Purchased options contracts	1,310,952
Written options contracts	(35,494)
Net change in unrealized appreciation (depreciation)	1,269,489
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,194,937
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,069,458
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$1,874,521	$1,176,621
Net realized gain (loss)	15,925,448	5,348,767
Net change in unrealized appreciation (depreciation)	1,269,489	(750,835)
Net increase (decrease) in net assets resulting from operations	19,069,458	5,774,553

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(18,524,885)	(6,419,384)
Return of capital	(3,846,160)	(703,650)
Total distributions to shareholders	(22,371,045)	(7,123,034)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	62,066,626	43,702,313
Cost of shares redeemed	(57,179,167)	(20,127,734)
Net increase (decrease) in net assets resulting from shareholder transactions	4,887,459	23,574,579
Total increase (decrease) in net assets	1,585,872	22,226,098

NET ASSETS:
Beginning of period	51,381,943	29,155,845
End of period	$52,967,815	$51,381,943

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,800,002	1,550,002
Shares sold	2,900,000	2,250,000
Shares redeemed	(2,600,000)	(1,000,000)
Shares outstanding, end of period	3,100,002	2,800,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,				Period Ended 12/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$18.35	$18.81	$18.40	$18.93	$19.99
Income from investment operations:
Net investment income (loss)	0.62 (b)	0.77 (b)	0.74 (b)	0.08	(0.08)
Net realized and unrealized gain (loss)	5.70	3.37	1.64	(0.54)	(0.98)
Total from investment operations	6.32	4.14	2.38	(0.46)	(1.06)
Distributions paid to shareholders from:
Net investment income	(6.28)	(4.15)	(1.67)	(0.05)	—
Return of capital	(1.30)	(0.45)	(0.30)	(0.02)	—
Total distributions	(7.58)	(4.60)	(1.97)	(0.07)	—
Net asset value, end of period	$17.09	$18.35	$18.81	$18.40	$18.93
Total return (c)	34.46%	21.87%	13.15%	(2.41)%	(5.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,968	$51,382	$29,156	$12,879	$17,980
Ratio of total expenses to average net assets	0.91% (d) (e)	0.90% (d)	0.90%	0.90%	0.90% (f)
Ratio of net expenses to average net assets	0.90% (d)	0.90% (d)	0.90%	0.90%	0.90% (f)
Ratio of net investment income (loss) to average net assets	2.86% (d)	3.77% (d)	3.82%	0.37%	(0.87)% (f)
Portfolio turnover rate (g)	0%	0%	0%	0%	0%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain expenses had not been reimbursed by the investment advisor and sub-advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total expenses ratio would have been 0.90%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “BGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 8.92% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -15% over the period from December 1, 2025 to February 27, 2026 (the “Target Outcome Period”). Prior to December 1, 2025, the Fund’s investment objective included an upside cap of 8.64%, 8.00%, 8.89% and 8.54% and a Target Outcome Period of December 2, 2024 to February 28, 2025, March 3, 2025 to May 30, 2025, June 2, 2025 to August 29, 2025 and September 2, 2025 to November 28, 2025, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of December 31, 2025 the Fund invested 21.59% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025
the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025
separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2025 and 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$18,524,885	$6,419,384
Capital gains	—	—
Return of capital	3,846,160	703,650
As of December 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(11,956)
Net unrealized appreciation (depreciation)	727,132
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, the Fund had $5,000 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025
During the taxable year ended December 31, 2025, the Fund utilized $0 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Fund had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$15,930,737	$(15,930,737)	$—
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$52,242,473	$727,132	$—	$727,132
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest” or the “Sub-Advisor”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
During the fiscal year ended December 31, 2025, the Advisor and the Sub-Advisor reimbursed the Fund $2,500 each for the extraordinary expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the fiscal year ended December 31, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$4,511,311	Options contracts written, at value	$870,415

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$26,681,512
Written options contracts	(10,751,183)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,310,952
Written options contracts	(35,494)
During the fiscal year ended December 31, 2025, the premiums for purchased options contracts opened were $24,218,581 and the premiums for purchased options contracts closed, exercised and expired were $23,547,961.
During the fiscal year ended December 31, 2025, the premiums for written options contracts opened were $4,697,078 and the premiums for written options contracts closed, exercised and expired were $4,010,666.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund, as of December 31, 2025, the related consolidated statement of operations for the year then ended, consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for the years ended December 31, 2025, 2024, 2023, and 2022, and the period from January 20, 2021 (commencement of investment operations) through December 31, 2021, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2025, 2024, 2023, and 2022, and the period from January 20, 2021 (commencement of investment operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
December 31, 2025 (Unaudited)
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $29,811. This figure is comprised of $848 paid (or to be paid) in fixed compensation and $28,963 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $15,331 paid (or to be paid) to senior management of First Trust Advisors L.P. and $14,480 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended December 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2025 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Annual Consolidated Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Target Income ETF® (IGLD)

FT Vest Gold Strategy Target Income ETF® (IGLD)
Annual Consolidated Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Target Income ETF® (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments
December 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 142.2%
$655,800,900	United States Treasury Bill (a)	(b)	11/27/26	$635,715,246
	(Cost $635,025,608)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
2,008,328	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	2,008,328
	(Cost $2,008,328)
	Total Investments — 142.6%	637,723,574
	(Cost $637,033,936)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.0%
	Call Options Purchased — 1.0%
11,280	SPDR® Gold Shares	$447,037,680	$581.82	11/30/26	4,455,600
	(Cost $4,946,689)
WRITTEN OPTIONS — (43.5)%
	Call Options Written — (0.6)%
(2,592)	SPDR® Gold Shares	(102,723,552)	396.31	01/30/26	(2,719,008)
	(Premiums received $2,715,083)
	Put Options Written — (42.9)%
(11,280)	SPDR® Gold Shares	(447,037,680)	581.82	11/30/26	(191,805,120)
	(Premiums received $198,631,121)
	Total Written Options				(194,524,128)
	(Premiums received $201,346,204)
	Net Other Assets and Liabilities — (0.1)%				(540,246)
	Net Assets — 100.0%				$447,114,800

(a)	All or a portion of this security is segregated as collateral for the options written. At December 31, 2025, the segregated value of this security amounts to $271,600,484.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of December 31, 2025.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$635,715,246	$—	$635,715,246	$—
Money Market Funds	2,008,328	2,008,328	—	—
Total Investments	637,723,574	2,008,328	635,715,246	—
Purchased Options	4,455,600	—	4,455,600	—
Total	$642,179,174	$2,008,328	$640,170,846	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(194,524,128)	$—	$(194,524,128)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$637,723,574
Options contracts purchased, at value	4,455,600
Due from broker	296
Cash segregated as collateral	75,000
Receivables:
Investment securities sold	2,719,412
Dividends	12,668
Total Assets	644,986,550

LIABILITIES:
Options contracts written, at value	194,524,128
Payables:
Investment securities purchased	3,027,971
Investment advisory fees	319,651
Total Liabilities	197,871,750
NET ASSETS	$447,114,800

NET ASSETS consist of:
Paid-in capital	$385,096,828
Par value	179,500
Accumulated distributable earnings (loss)	61,838,472
NET ASSETS	$447,114,800
NET ASSET VALUE, per share	$24.91
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	17,950,002
Investments, at cost	$637,033,936
Premiums paid on options contracts purchased	$4,946,689
Premiums received on options contracts written	$201,346,204
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Interest	$11,983,930
Dividends	171,359
Total investment income	12,155,289

EXPENSES:
Investment advisory fees	2,147,744
Other expenses	16,171
Total expenses	2,163,915
NET INVESTMENT INCOME (LOSS)	9,991,374

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,257
Purchased options contracts	18,731,516
Written options contracts	58,252,088
Net realized gain (loss)	76,999,861
Net change in unrealized appreciation (depreciation) on:
Investments	388,759
Purchased options contracts	(223,181)
Written options contracts	9,283,639
Net change in unrealized appreciation (depreciation)	9,449,217
NET REALIZED AND UNREALIZED GAIN (LOSS)	86,449,078
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,440,452
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statements of Changes in Net Assets

	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$9,991,374	$5,863,306
Net realized gain (loss)	76,999,861	14,872,466
Net change in unrealized appreciation (depreciation)	9,449,217	(3,729,836)
Net increase (decrease) in net assets resulting from operations	96,440,452	17,005,936

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(33,271,675)	(19,955,595)
Return of capital	—	(3,669,043)
Total distributions to shareholders	(33,271,675)	(23,624,638)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	346,356,328	66,370,997
Cost of shares redeemed	(93,307,347)	(13,678,173)
Net increase (decrease) in net assets resulting from shareholder transactions	253,048,981	52,692,824
Total increase (decrease) in net assets	316,217,758	46,074,122

NET ASSETS:
Beginning of period	130,897,042	84,822,920
End of period	$447,114,800	$130,897,042

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,950,002	4,400,002
Shares sold	15,300,000	3,250,000
Shares redeemed	(4,300,000)	(700,000)
Shares outstanding, end of period	17,950,002	6,950,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended December 31,				Period Ended 12/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$18.83	$19.28	$18.81	$20.31	$20.14
Income from investment operations:
Net investment income (loss)	0.90 (b)	1.11 (b)	1.04 (b)	0.14	(0.08)
Net realized and unrealized gain (loss)	7.66	2.37	0.94	(0.79)	0.71
Total from investment operations	8.56	3.48	1.98	(0.65)	0.63
Distributions paid to shareholders from:
Net investment income	(2.48)	(3.32)	(1.17)	—	—
Return of capital	—	(0.61)	(0.34)	(0.85)	(0.46)
Total distributions	(2.48)	(3.93)	(1.51)	(0.85)	(0.46)
Net asset value, end of period	$24.91	$18.83	$19.28	$18.81	$20.31
Total return (c)	47.39%	18.80%	10.95%	(3.26)%	3.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$447,115	$130,897	$84,823	$38,570	$31,476
Ratio of total expenses to average net assets	0.86% (d)	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	3.95%	5.52%	5.47%	0.69%	(0.76)% (e)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%

(a)	Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Target Income ETF® (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “IGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of December 31, 2025, the Fund invested 19.89% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of December 31, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025
contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended December 31, 2025 and 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$33,271,675	$19,955,595
Capital gains	—	—
Return of capital	—	3,669,043
As of December 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$61,175,203
Accumulated capital and other gain (loss)	(70,780)
Net unrealized appreciation (depreciation)	7,057,748
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, the Fund had $31,138 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended December 31, 2025, this Fund utilized non-expiring capital loss carryforwards of $1,201.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Fund had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$76,997,225	$(76,997,225)	$—
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$440,597,298	$7,548,837	$(491,089)	$7,057,748
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025
Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”, or the “Sub-Advisor”) an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the fiscal year ended December 31, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$4,455,600	Options contracts written, at value	$194,524,128

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$18,731,516
Written options contracts	58,252,088
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(223,181)
Written options contracts	9,283,639
During the fiscal year ended December 31, 2025, the premiums for purchased options contracts opened were $9,928,315 and the premiums for purchased options contracts closed, exercised and expired were $5,651,534.
During the fiscal year ended December 31, 2025, the premiums for written options contracts opened were $279,551,495 and the premiums for written options contracts closed, exercised and expired were $136,852,620.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of FT Vest Gold Strategy Target Income ETF® (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund, as of December 31, 2025, the related consolidated statements of operations for the year then ended, consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for the years ended December 31, 2025, 2024, 2023, 2022, and the period from March 2, 2021 (commencement of investment operations) through December 31, 2021, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2025, 2024, 2023, 2022, and the period from March 2, 2021 (commencement of investment operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
December 31, 2025 (Unaudited)
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including FT Vest Gold Strategy Target Income ETF® (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $115,086. This figure is comprised of $3,274 paid (or to be paid) in fixed compensation and $111,812 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $59,187 paid (or to be paid) to senior management of First Trust Advisors L.P. and $55,899 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended December 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.
Distributions paid to foreign shareholders during the Fund’s fiscal year ended December 31, 2025 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund

First Trust WCM Developing World Equity ETF (WCME)
First Trust WCM International Equity ETF (WCMI)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.8%
	Bermuda — 3.5%
2,188	Credicorp Ltd.	$627,956
	Brazil — 11.3%
260,045	B3 S.A. - Brasil Bolsa Balcao (BRL)	659,159
18,272	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	444,773
6,069	Embraer S.A., ADR	390,661
66,069	TOTVS S.A. (BRL)	507,356
		2,001,949
	Canada — 2.0%
1,185	Celestica, Inc. (c)	350,298
	Cayman Islands — 24.3%
25,191	Alibaba Group Holding Ltd. (HKD)	462,214
28,376	Baidu, Inc., Class A (HKD) (c)	479,454
47,105	Inter & Co., Inc., Class A	399,450
26,515	NU Holdings Ltd., Class A (c)	443,861
3,236	PDD Holdings, Inc., ADR (c)	366,930
3,263	Sea Ltd., ADR (c)	416,261
68,933	Shenzhou International Group Holdings Ltd. (HKD)	542,061
9,103	Tencent Holdings Ltd. (HKD)	700,618
121,364	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	490,278
		4,301,127
	China — 4.4%
34,549	BYD Co., Ltd., Class H (HKD)	423,278
564,232	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	363,941
		787,219
	Hong Kong — 6.9%
66,627	AIA Group Ltd. (HKD)	684,017
10,401	Hong Kong Exchanges & Clearing Ltd. (HKD)	544,727
		1,228,744
	India — 4.8%
8,278	HDFC Bank Ltd., ADR	302,478
18,627	ICICI Bank Ltd., ADR	555,085
		857,563
	Israel — 3.9%
22,126	Teva Pharmaceutical Industries Ltd., ADR (c)	690,552
	Kazakhstan — 1.9%
4,327	Kaspi.KZ JSC, ADR (c)	338,068
	Malaysia — 2.9%
241,900	IHH Healthcare Bhd (MYR)	521,593
Shares	Description	Value

	Mexico — 2.7%
17,928	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	$470,972
	Panama — 2.3%
3,306	Copa Holdings S.A., Class A	398,737
	Singapore — 2.2%
14,377	United Overseas Bank Ltd. (SGD)	392,141
	South Africa — 3.1%
21,704	Bid Corp., Ltd. (ZAR)	552,915
	South Korea — 6.9%
3,705	Hyundai Rotem Co., Ltd. (KRW)	483,266
1,636	SK hynix, Inc. (KRW)	739,326
		1,222,592
	Taiwan — 9.9%
35,445	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,748,532
	United States — 4.8%
18,376	Coupang, Inc. (c)	433,490
205	MercadoLibre, Inc. (c)	412,923
		846,413

	Total Investments — 97.8%	17,337,371
	(Cost $15,863,270)
	Net Other Assets and Liabilities — 2.2%	388,030
	Net Assets — 100.0%	$17,725,401

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

See Notes to Financial Statements

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
December 31, 2025
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
HKD	– Hong Kong Dollar
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	35.3%
HKD	27.1
TWD	10.1
BRL	9.3
KRW	7.0
ZAR	3.2
MYR	3.0
MXN	2.7
SGD	2.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,337,371	$17,337,371	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Brazil — 2.7%
880,809	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	$21,007,295
	Canada — 7.2%
449,266	Brookfield Corp.	20,616,817
465,110	Canadian Natural Resources Ltd.	15,743,973
45,874	Celestica, Inc. (c)	13,560,813
74,409	CGI, Inc.	6,867,951
		56,789,554
	Cayman Islands — 8.7%
96,902	Alibaba Group Holding Ltd., ADR	14,203,895
67,097	Baidu, Inc., ADR (c)	8,766,894
615,545	Kanzhun Ltd., ADR	12,544,807
717,882	NU Holdings Ltd., Class A (c)	12,017,345
59,367	PDD Holdings, Inc., ADR (c)	6,731,624
3,656,259	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	14,770,296
		69,034,861
	Curacao — 0.8%
173,915	SLB Ltd.	6,674,858
	Denmark — 2.3%
350,279	Novo Nordisk A/S, ADR	17,822,195
	France — 2.8%
273,801	Societe Generale S.A. (EUR)	22,112,072
	Germany — 9.5%
424,991	Deutsche Telekom AG (EUR)	13,814,755
1,441,474	Evotec SE (EUR) (c)	9,232,400
56,144	Heidelberg Materials AG (EUR)	14,713,618
22,772	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	15,045,384
157,854	Siemens Energy AG (EUR) (c)	22,335,380
		75,141,537
	Guernsey — 1.9%
1,329,287	Genius Sports Ltd. (c)	14,648,743
	India — 1.1%
301,649	ICICI Bank Ltd., ADR	8,989,140
	Ireland — 3.0%
46,685	ICON PLC (c)	8,506,941
39,730	Trane Technologies PLC	15,462,916
		23,969,857
	Israel — 3.3%
832,169	Teva Pharmaceutical Industries Ltd., ADR (c)	25,971,994
	Italy — 2.1%
640,714	Lottomatica Group S.p.A. (EUR)	16,866,443
Shares	Description	Value

	Japan — 9.2%
1,068,100	Japan Exchange Group, Inc. (JPY)	$11,428,343
177,200	Recruit Holdings Co., Ltd. (JPY)	10,008,225
747,615	Sony Group Corp., ADR	19,138,944
383,900	Tokio Marine Holdings, Inc. (JPY)	14,256,552
83,700	Tokyo Electron Ltd. (JPY)	18,338,764
		73,170,828
	Jersey — 1.3%
1,883,381	Glencore PLC (GBP)	10,321,061
	Kazakhstan — 0.9%
87,681	Kaspi.KZ JSC, ADR (c)	6,850,517
	Mexico — 1.4%
430,488	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	11,308,991
	Netherlands — 5.8%
210,794	Nebius Group N.V. (c)	17,644,512
457,540	Prosus N.V. (EUR)	28,417,464
		46,061,976
	Sweden — 1.5%
363,703	Sandvik AB (SEK)	11,875,210
	Switzerland — 3.5%
35,201	Chubb Ltd.	10,986,936
368,166	UBS Group AG	17,049,768
		28,036,704
	Taiwan — 6.1%
986,881	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	48,683,679
	United Kingdom — 24.1%
111,011	AstraZeneca PLC, ADR	10,205,241
2,420,622	Babcock International Group PLC (GBP)	40,557,418
235,458	British American Tobacco PLC (GBP)	13,374,581
4,356,933	Convatec Group PLC (GBP) (d) (e)	14,282,908
3,234,671	Haleon PLC (GBP)	16,341,875
244,082	RELX PLC, ADR	9,865,794
2,816,749	Rentokil Initial PLC (GBP)	16,990,783
See Notes to Financial Statements

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
3,769,889	Rolls-Royce Holdings PLC (GBP)	$58,438,437
903,283	Wise PLC, Class A (GBP) (c)	10,848,601
		190,905,638

	Total Investments — 99.2%	786,243,153
	(Cost $741,319,813)
	Net Other Assets and Liabilities — 0.8%	6,464,508
	Net Assets — 100.0%	$792,707,661

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
MXN	– Mexican Peso
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	40.9%
GBP	23.1
EUR	18.1
JPY	6.9
TWD	6.2
HKD	1.9
SEK	1.5
MXN	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$786,243,153	$786,243,153	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2025

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
ASSETS:
Investments, at value	$17,337,371	$786,243,153
Cash	369,115	6,000,248
Foreign currency, at value	10	307,230
Due from authorized participant	—	1,971,490
Receivables:
Capital shares sold	859,461	2,546,519
Dividends	15,759	936,371
Reclaims	423	65,609
Total Assets	18,582,139	798,070,620

LIABILITIES:
Payables:
Investment securities purchased	840,458	4,810,089
Investment advisory fees	13,473	552,336
Capital shares redeemed	2,692	534
Other liabilities	115	—
Total Liabilities	856,738	5,362,959
NET ASSETS	$17,725,401	$792,707,661

NET ASSETS consist of:
Paid-in capital	$16,417,783	$758,781,424
Par value	10,313	467,004
Accumulated distributable earnings (loss)	1,297,305	33,459,233
NET ASSETS	$17,725,401	$792,707,661
NET ASSET VALUE, per share	$17.19	$16.97
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,031,339	46,700,443
Investments, at cost	$15,863,270	$741,319,813
Foreign currency, at cost (proceeds)	$9	$307,229
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Year Ended December 31, 2025

	First Trust WCM Developing World Equity ETF (WCME)	First Trust WCM International Equity ETF (WCMI)
INVESTMENT INCOME:
Dividends	$159,883	$6,390,111
Foreign withholding tax	(10,209)	(347,215)
Total investment income	149,674	6,042,896

EXPENSES:
Investment advisory fees	79,000	2,957,109
Excise tax expense	275	—
Other expenses	557	18,188
Total expenses	79,832	2,975,297
NET INVESTMENT INCOME (LOSS)	69,842	3,067,599

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,288	(12,049,304)
In-kind redemptions	447,815	36,350,681
Foreign currency transactions	(4,448)	(129,593)
Net realized gain (loss)	471,655	24,171,784
Net increase from payment by the advisor	6,992	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,444,474	42,986,172
Foreign currency translation	111	6,123
Net change in unrealized appreciation (depreciation)	1,444,585	42,992,295
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,923,232	67,164,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,993,074	$70,231,678
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust WCM Developing World Equity ETF (WCME)		First Trust WCM International Equity ETF (WCMI)
	Year Ended 12/31/2025	Year Ended 12/31/2024 (a)	Year Ended 12/31/2025	Year Ended 12/31/2024 (b)
OPERATIONS:
Net investment income (loss)	$69,842	$27,755	$3,067,599	$1,318,272
Net realized gain (loss)	471,655	19,550	24,171,784	9,021,288
Net increase from payment by the advisor	6,992	—	—	—
Net change in unrealized appreciation (depreciation)	1,444,585	(94,000)	42,992,295	(6,563,842)
Net increase (decrease) in net assets resulting from operations	1,993,074	(46,695)	70,231,678	3,775,718

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(63,850)	(12,258)	(3,911,419)	(6,730,371)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,954,293	894,420	889,725,909	27,181,392
Cost of shares redeemed	(1,481,326)	(408,185)	(217,738,763)	(56,719,129)
Proceeds from shares sold (Investor Class)	—	5,896	—	431,544
Cost of shares redeemed (Investor Class)	—	(180,418)	—	(1,123,450)
Net increase (decrease) in net assets resulting from shareholder transactions	13,472,967	311,713	671,987,146	(30,229,643)
Total increase (decrease) in net assets	15,402,191	252,760	738,307,405	(33,184,296)

NET ASSETS:
Beginning of period	2,323,210	2,070,450	54,400,256	87,584,552
End of period	$17,725,401	$2,323,210	$792,707,661	$54,400,256

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	181,339	148,329	4,150,443	5,950,747
Shares sold	950,000	64,493	56,100,000	1,910,623
Shares redeemed	(100,000)	(31,483)	(13,550,000)	(3,710,927)
Shares outstanding, end of period	1,031,339	181,339	46,700,443	4,150,443

Shares outstanding, beginning of period (Investor Class)	—	13,238	—	42,949
Shares sold (Investor Class)	—	458	—	29,479
Shares redeemed (Investor Class)	—	(13,696)	—	(72,428)
Shares outstanding, end of period	—	—	—	—
Total Shares outstanding, end of period	1,031,339	181,339	46,700,443	4,150,443

(a)
First Trust WCM Developing World Equity ETF (the “Fund”) acquired all of the assets and liabilities of the WCM Developing
World Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024.
Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional
Class Shares for the period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the
Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

(b)
First Trust WCM International Equity ETF  (the “Fund”) acquired all of the assets and liabilities of the WCM International Equity
Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on October 4, 2024. Performance and financial history of the Predecessor Fund’s Institutional Class Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Institutional Class Shares for the
period January 1, 2024 up through the reorganization. Prior to the reorganization on October 7, 2024, the Fund converted all
Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust WCM Developing World Equity ETF (WCME)

	Year Ended December 31,			For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,
	2025	2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$12.81	$12.82	$12.18	$12.88	$15.15	$10.99
Income from investment operations:
Net investment income (loss) (c)	0.13	0.19	0.15	0.09	0.06	—
Net realized and unrealized gain (loss)	4.37 (d)	(0.13)	0.68	(0.63)	(1.85)	4.60
Total from investment operations	4.50	0.06	0.83	(0.54)	(1.79)	4.60
Distributions paid to shareholders from:
From net investment income	(0.12)	(0.07)	(0.19)	(0.16)	(0.01)	(0.03)
From net realized gain	—	—	—	—	(0.47)	(0.41)
Total distributions	(0.12)	(0.07)	(0.19)	(0.16)	(0.48)	(0.44)
Net asset value, end of period	$17.19	$12.81	$12.82	$12.18	$12.88	$15.15
Total return (e)	35.20% (d)	0.45%	6.86%	(4.22)%	(12.06)%	41.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,725	$2,323	$1,901	$1,896	$2,767	$1,495
Ratio of total expenses to average net assets	0.96% (f)	12.30%	15.41% (g)	13.75% (h)	13.00%	31.88%
Ratio of net expenses to average net assets	0.96% (f)	1.01% (i)	1.19% (g) (j)	1.25% (h)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.84%	1.44%	1.23%	1.18% (h)	0.40%	0.01%
Portfolio turnover rate (k)	62%	85%	46%	30%	67%	41%

(a)
Results for periods prior to October 7, 2024 are for WCM Developing World Equity Fund - Institutional Class. See Note 4 in the Notes to
Financial Statements. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.

(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Based on average shares outstanding.
(d)
The Fund received a payment from the advisor in the amount of $6,992 in connection with a trade error, which represents $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.95%.
(g)	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2023.
(h)	Annualized.
(i)	Effective October 7, 2024, there is no longer a fee waiver.
(j)
Effective October 1, 2023, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to 0.95%.
Prior to October 1, 2023, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to
1.25%.

(k)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust WCM International Equity ETF (WCMI)

	Year Ended December 31,			For the Period 5/1/2022 through 12/31/2022(a) (b)	Year Ended April 30,
	2025	2024(a)	2023(a)		2022(a)	2021(a)

Net asset value, beginning of period	$13.11	$14.61	$13.26	$13.66	$14.92	$10.92
Income from investment operations:
Net investment income (loss) (c)	0.14	0.26	0.16	—	0.07	0.01
Net realized and unrealized gain (loss)	3.85	0.25	1.65	(0.40)	(0.89)	4.23
Total from investment operations	3.99	0.51	1.81	(0.40)	(0.82)	4.24
Distributions paid to shareholders from:
From net investment income	(0.12)	(0.39)	(0.13)	(0.00) (d)	(0.03)	(0.02)
From net realized gain	(0.01)	(1.62)	(0.33)	(0.00) (d)	(0.41)	(0.22)
Total distributions	(0.13)	(2.01)	(0.46)	(0.00)	(0.44)	(0.24)
Net asset value, end of period	$16.97	$13.11	$14.61	$13.26	$13.66	$14.92
Total return (e)	30.51%	3.48%	13.83%	(2.90)%	(5.74)%	38.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$792,708	$54,400	$86,960	$59,425	$4,731	$2,751
Ratio of total expenses to average net assets	0.86% (f)	1.39%	1.48%	2.73% (g)	7.67%	29.54%
Ratio of net expenses to average net assets excluding interest expense	0.86% (f)	0.86% (h)	1.03% (i)	1.25% (g) (j)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	0.88%	1.72%	1.13%	0.04% (g)	0.50%	0.08%
Portfolio turnover rate (k)	111%	65%	39%	20%	59%	19%

(a)
Results for periods prior to October 7, 2024 are for WCM International Equity Fund - Institutional Class. See Note 4 in the Notes to Financial
Statements. The advisor prior to October 7, 2024 was WCM Investment Management, LLC.

(b)	Fiscal year end changed to December 31, effective December 14, 2022.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.85%.
(g)	Annualized.
(h)	Effective October 7, 2024, there is no longer a fee waiver.
(i)
Effective October 1, 2023, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to 0.85%.
Prior to October 1, 2023, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to
1.10%.

(j)
Effective December 31, 2022, the investment advisor to the Predecessor Funds contractually agreed to limit the annual operating expenses to
1.10%. Prior to December 31, 2022, the investment advisor to the Predecessor Funds had contractually agreed to limit the annual operating expenses to 1.25%.

(k)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust WCM Developing World Equity ETF – (ticker “WCME”)
First Trust WCM International Equity ETF – (ticker “WCMI”)
WCME operates as a non-diversified series of the Trust. WCMI operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund is an actively managed exchange-traded fund representing a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
WCME’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in developing countries.
WCMI’s investment objective is to seek to provide investors with long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. domiciled companies / companies not located in the U.S.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid semi-annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust WCM Developing World Equity ETF	$63,850	$—	$—
First Trust WCM International Equity ETF	3,679,109	232,310	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust WCM Developing World Equity ETF	$12,258	$—	$—
First Trust WCM International Equity ETF	2,688,239	4,042,132	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$6,786	$(91,041)	$1,381,560
First Trust WCM International Equity ETF	(739,996)	(4,824,204)	39,023,433
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years April 30, 2022, and December 31, 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust WCM Developing World Equity ETF	$91,041
First Trust WCM International Equity ETF	4,824,204

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
During the taxable year ended December 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust WCM Developing World Equity ETF	$112,897
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust WCM International Equity ETF	$739,996	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust WCM Developing World Equity ETF	$(4,327)	$(398,146)	$402,473
First Trust WCM International Equity ETF	(129,593)	(34,015,783)	34,145,376
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust WCM Developing World Equity ETF	$15,955,914	$2,113,585	$(732,128)	$1,381,457
First Trust WCM International Equity ETF	747,224,870	68,127,967	(29,109,684)	39,018,283
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	WCME	WCMI
Fund net assets up to and including $2.5 billion	0.95000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%	0.78625%
Fund net assets greater than $10 billion	0.85500%	0.76500%
During the fiscal year ended December 31, 2025, WCME received a payment from the Advisor in the amount of $6,992 in connection with a trade error.
WCM Investment Management, LLC (“WCM” or the “Sub-Advisor”) serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of each Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Advisor and WCM, First Trust will supervise WCM and its management of the investment of each Fund’s assets and will pay WCM for its services as each Fund’s sub-advisor a sub-advisory fee equal to 50% of the monthly management fee paid to the Advisor, less its share of each Fund’s expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On April 29, 2024, the Board of Trustees of WCM Developing World Equity Fund and WCM International Equity Fund (the “Predecessor Funds” and each, a “Predecessor Fund”) approved reorganizations into WCME and WCMI (the “Acquiring Funds” and each, an “Acquiring Fund”), each an actively managed exchange-traded fund managed by First Trust and sub-advised by WCM. Effective October 7, 2024, each Fund acquired all of the assets and assumed all of the liabilities of its respective Predecessor Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Fund on June 3, 2024. Prior to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
reorganization, each Predecessor Fund converted all Investor Class Shares into Institutional Class Shares. This was a tax-free exchange. The Investor Class Shares were terminated. The Predecessor Funds are the accounting survivors. As a result, the historical information received from each of the Predecessor Funds was carried forward to the applicable Fund for U.S. GAAP and tax purposes.
Under the terms of reorganizations, which were tax-free, the assets of each Predecessor Fund were transferred to, and the liabilities of each Predecessor Fund were assumed by, the respective Acquiring Fund. The shareholders of each Predecessor Fund received shares of the respective Acquiring Fund with a value equal to the aggregate net asset value of the shares of the Predecessor Fund held by them.
5. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$11,958,676	$5,223,532
First Trust WCM International Equity ETF	526,214,258	392,091,073
For the fiscal year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust WCM Developing World Equity ETF	$7,838,238	$1,459,494
First Trust WCM International Equity ETF	751,183,114	218,895,048
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust WCM Developing World Equity ETF and First Trust WCM International Equity ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2023, for the eight months period ended December 31, 2022, and for each of the two years in the period ended April 30, 2022 and 2021, were audited by other auditors whose report dated February 29, 2024, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $162,243. This figure is comprised of $4,615 paid (or to be paid) in fixed compensation and $157,628 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $83,438 paid (or to be paid) to senior management of First Trust Advisors L.P. and $78,805 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust WCM Developing World Equity ETF	4.38%
First Trust WCM International Equity ETF	0.00%
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust WCM Developing World Equity ETF	79.26%
First Trust WCM International Equity ETF	100.00%

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Long-term capital gain distributions designated by the Funds are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal year ended December 31, 2025, the below Fund designated long-term capital gain distributions in the following amount:

Long-Term Capital Gain Distribution
First Trust WCM International Equity ETF	$232,310
The following Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended December 31, 2025, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust WCM Developing World Equity ETF	$159,874	$0.16	$10,209	$0.01
First Trust WCM International Equity ETF	6,390,237	0.14	346,768	0.01

Annual Financial Statements and Other Information
For the Period Ended December 31, 2025

First Trust Exchange-Traded Fund

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

First Trust Exchange-Traded Fund
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
22,864	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	$22,864
	(Cost $22,864)
	Total Investments — 1.3%	22,864
	(Cost $22,864)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,161.6%
	Call Options Purchased — 5.8%
87	Cboe Mini Bitcoin U.S. ETF Index	$1,798,377	$223.11	03/31/26	104,585
142	S&P 500® Mini Index	9,720,610	2,044.05	03/31/26	0
	Total Call Options Purchased				104,585
	(Cost $398,783)
	Put Options Purchased — 1,155.8%
87	Cboe Mini Bitcoin U.S. ETF Index	1,798,377	164.91	03/31/26	36,058
142	S&P 500® Mini Index	9,720,610	2,180.32	03/31/26	20,955,163
	Total Put Options Purchased				20,991,221
	(Cost $21,181,915)
	Total Purchased Options				21,095,806
	(Cost $21,580,698)
WRITTEN OPTIONS — (1,062.8)%
	Call Options Written — (1.9)%
(87)	Cboe Mini Bitcoin U.S. ETF Index	(1,798,377)	260.96	03/31/26	(33,498)
(142)	S&P 500® Mini Index	(9,720,610)	2,180.32	03/31/26	(0)
	Total Call Options Written				(33,498)
	(Premiums received $512,251)
	Put Options Written — (1,060.9)%
(87)	Cboe Mini Bitcoin U.S. ETF Index	(1,798,377)	223.11	03/31/26	(227,684)
(142)	S&P 500® Mini Index	(9,720,610)	2,044.05	03/31/26	(19,039,507)
	Total Put Options Written				(19,267,191)
	(Premiums received $20,391,280)
	Total Written Options				(19,300,689)
	(Premiums received $20,903,531)
	Net Other Assets and Liabilities — (0.1)%				(1,888)
	Net Assets — 100.0%				$1,816,093

(a)	Rate shown reflects yield as of December 31, 2025.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$22,864	$22,864	$—	$—
Purchased Options	21,095,806	—	21,095,806	—
Total	$21,118,670	$22,864	$21,095,806	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,300,689)	$—	$(19,300,689)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 2.3%
62,373	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	$62,373
	(Cost $62,373)
	Total Investments — 2.3%	62,373
	(Cost $62,373)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,402.7%
	Call Options Purchased — 2.6%
115	Cboe Mini Bitcoin U.S. ETF Index	$2,377,165	$293.20	06/30/26	72,512
216	S&P 500® Mini Index	14,786,280	2,320.73	06/30/26	2
	Total Call Options Purchased				72,514
	(Cost $454,479)
	Put Options Purchased — 1,400.1%
115	Cboe Mini Bitcoin U.S. ETF Index	2,377,165	216.72	06/30/26	346,537
216	S&P 500® Mini Index	14,786,280	2,475.44	06/30/26	37,714,734
	Total Put Options Purchased				38,061,271
	(Cost $37,908,717)
	Total Purchased Options				38,133,785
	(Cost $38,363,196)
WRITTEN OPTIONS — (1,304.9)%
	Call Options Written — (1.4)%
(115)	Cboe Mini Bitcoin U.S. ETF Index	(2,377,165)	334.66	06/30/26	(39,146)
(216)	S&P 500® Mini Index	(14,786,280)	2,475.44	06/30/26	(0)
	Total Call Options Written				(39,146)
	(Premiums received $357,883)
	Put Options Written — (1,303.5)%
(115)	Cboe Mini Bitcoin U.S. ETF Index	(2,377,165)	293.20	06/30/26	(998,196)
(216)	S&P 500® Mini Index	(14,786,280)	2,320.73	06/30/26	(34,437,867)
	Total Put Options Written				(35,436,063)
	(Premiums received $35,365,156)
	Total Written Options				(35,475,209)
	(Premiums received $35,723,039)
	Net Other Assets and Liabilities — (0.1)%				(2,426)
	Net Assets — 100.0%				$2,718,523

(a)	Rate shown reflects yield as of December 31, 2025.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$62,373	$62,373	$—	$—
Purchased Options	38,133,785	—	38,133,785	—
Total	$38,196,158	$62,373	$38,133,785	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(35,475,209)	$—	$(35,475,209)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
155,383	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	$155,383
	(Cost $155,383)
	Total Investments — 1.9%	155,383
	(Cost $155,383)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,456.2%
	Call Options Purchased — 4.0%
333	Cboe Mini Bitcoin U.S. ETF Index	$6,883,443	$311.13	09/30/26	324,875
618	S&P 500® Mini Index	42,305,190	2,493.68	09/30/26	6
	Total Call Options Purchased				324,881
	(Cost $817,286)
	Put Options Purchased — 1,452.2%
333	Cboe Mini Bitcoin U.S. ETF Index	6,883,443	229.97	09/30/26	1,451,747
618	S&P 500® Mini Index	42,305,190	2,659.92	09/30/26	117,679,368
	Total Put Options Purchased				119,131,115
	(Cost $118,217,630)
	Total Purchased Options				119,455,996
	(Cost $119,034,916)
WRITTEN OPTIONS — (1,358.0)%
	Call Options Written — (2.7)%
(333)	Cboe Mini Bitcoin U.S. ETF Index	(6,883,443)	347.55	09/30/26	(220,493)
(618)	S&P 500® Mini Index	(42,305,190)	2,659.92	09/30/26	(6)
	Total Call Options Written				(220,499)
	(Premiums received $677,592)
	Put Options Written — (1,355.3)%
(333)	Cboe Mini Bitcoin U.S. ETF Index	(6,883,443)	311.13	09/30/26	(3,483,946)
(618)	S&P 500® Mini Index	(42,305,190)	2,493.68	09/30/26	(107,698,779)
	Total Put Options Written				(111,182,725)
	(Premiums received $110,322,322)
	Total Written Options				(111,403,224)
	(Premiums received $110,999,914)
	Net Other Assets and Liabilities — (0.1)%				(4,780)
	Net Assets — 100.0%				$8,203,375

(a)	Rate shown reflects yield as of December 31, 2025.
See Notes to Financial Statements

FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$155,383	$155,383	$—	$—
Purchased Options	119,455,996	—	119,455,996	—
Total	$119,611,379	$155,383	$119,455,996	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(111,403,224)	$—	$(111,403,224)	$—
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
263,432	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (a)	$263,432
	(Cost $263,432)
	Total Investments — 1.4%	263,432
	(Cost $263,432)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1,739.5%
	Call Options Purchased — 0.6%
888	Cboe Mini Bitcoin U.S. ETF Index	$18,355,848	$310.13	03/31/26	100,344
1,585	S&P 500® Mini Index	108,501,175	2,582.03	03/31/26	9,510
	Total Call Options Purchased				109,854
	(Cost $114,083)
	Put Options Purchased — 1,738.9%
1,585	S&P 500® Mini Index	108,501,175	2,754.16	03/31/26	324,013,625
	(Cost $324,016,421)
	Total Purchased Options				324,123,479
	(Cost $324,130,504)
WRITTEN OPTIONS — (1,642.5)%
	Call Options Written — (0.4)%
(165)	Cboe Mini Bitcoin U.S. ETF Index	(3,410,715)	206.67	01/02/26	(68,145)
(1,585)	S&P 500® Mini Index	(108,501,175)	2,754.16	03/31/26	(1,585)
	Total Call Options Written				(69,730)
	(Premiums received $66,659)
	Put Options Written — (1,642.1)%
(888)	Cboe Mini Bitcoin U.S. ETF Index	(18,355,848)	310.13	03/31/26	(8,981,232)
(1,585)	S&P 500® Mini Index	(108,501,175)	2,582.03	03/31/26	(296,992,545)
	Total Put Options Written				(305,973,777)
	(Premiums received $305,969,547)
	Total Written Options				(306,043,507)
	(Premiums received $306,036,206)
	Net Other Assets and Liabilities — 1.6%				289,880
	Net Assets — 100.0%				$18,633,284

(a)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$263,432	$263,432	$—	$—
Purchased Options	324,123,479	—	324,123,479	—
Total	$324,386,911	$263,432	$324,123,479	$—

See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Portfolio of Investments (Continued)
December 31, 2025
LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(306,043,507)	$—	$(306,043,507)	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
December 31, 2025

	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)	FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)	FT Vest Bitcoin Strategy & Target Income ETF (DFII)
ASSETS:
Investments, at value	$22,864	$62,373	$155,383	$263,432
Options contracts purchased, at value	21,095,806	38,133,785	119,455,996	324,123,479
Due from broker	—	113	128	280
Receivables:
Dividends	122	271	393	747
Investment securities sold	—	—	—	739,762,384
Total Assets	21,118,792	38,196,542	119,611,900	1,064,150,322

LIABILITIES:
Options contracts written, at value	19,300,689	35,475,209	111,403,224	306,043,507
Due to broker	359	—	—	—
Payables:
Investment advisory fees	1,651	2,810	5,177	13,352
Investment securities purchased	—	—	—	739,457,383
Other liabilities	—	—	124	2,796
Total Liabilities	19,302,699	35,478,019	111,408,525	1,045,517,038
NET ASSETS	$1,816,093	$2,718,523	$8,203,375	$18,633,284

NET ASSETS consist of:
Paid-in capital	$1,665,687	$3,182,780	$8,607,702	$23,243,353
Par value	1,000	1,500	4,500	10,500
Accumulated distributable earnings (loss)	149,406	(465,757)	(408,827)	(4,620,569)
NET ASSETS	$1,816,093	$2,718,523	$8,203,375	$18,633,284
NET ASSET VALUE, per share	$18.16	$18.12	$18.23	$17.75
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,002	150,002	450,002	1,050,002
Investments, at cost	$22,864	$62,373	$155,383	$263,432
Premiums paid on options contracts purchased	$21,580,698	$38,363,196	$119,034,916	$324,130,504
Premiums received on options contracts written	$20,903,531	$35,723,039	$110,999,914	$306,036,206
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Period Ended December 31, 2025

	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP) (a)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL) (b)	FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC) (c)	FT Vest Bitcoin Strategy & Target Income ETF (DFII) (d)
INVESTMENT INCOME:
Dividends	$2,565	$1,400	$777	$3,518
Total investment income	2,565	1,400	777	3,518

EXPENSES:
Investment advisory fees	36,427	12,726	9,616	65,099
Other expenses	86	—	—	271
Total expenses	36,513	12,726	9,616	65,370
NET INVESTMENT INCOME (LOSS)	(33,948)	(11,326)	(8,839)	(61,852)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	(3,469,924)	(326,782)	(203,331)	(1,249,216)
Written options contracts	2,879,665	(97,308)	(215,299)	(2,580,443)
Net realized gain (loss)	(590,259)	(424,090)	(418,630)	(3,829,659)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(484,892)	(229,411)	421,080	(7,025)
Written options contracts	1,602,842	247,830	(403,310)	(7,301)
Net change in unrealized appreciation (depreciation)	1,117,950	18,419	17,770	(14,326)
NET REALIZED AND UNREALIZED GAIN (LOSS)	527,691	(405,671)	(400,860)	(3,843,985)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$493,743	$(416,997)	$(409,699)	$(3,905,837)

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is September 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)	FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)	FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)
	Period Ended 12/31/2025 (a)	Period Ended 12/31/2025 (b)	Period Ended 12/31/2025 (c)
OPERATIONS:
Net investment income (loss)	$(33,948)	$(11,326)	$(8,839)
Net realized gain (loss)	(590,259)	(424,090)	(418,630)
Net change in unrealized appreciation (depreciation)	1,117,950	18,419	17,770
Net increase (decrease) in net assets resulting from operations	493,743	(416,997)	(409,699)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(344,337)	(48,760)	—
Return of capital	—	—	—
Total distributions to shareholders	(344,337)	(48,760)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	43,439,554	4,090,139	9,530,066
Cost of shares redeemed	(41,772,867)	(905,859)	(916,992)
Net increase (decrease) in net assets resulting from shareholder transactions	1,666,687	3,184,280	8,613,074
Total increase (decrease) in net assets	1,816,093	2,718,523	8,203,375

NET ASSETS:
Beginning of period	—	—	—
End of period	$1,816,093	$2,718,523	$8,203,375

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	1,850,002	200,002	500,002
Shares redeemed	(1,750,000)	(50,000)	(50,000)
Shares outstanding, end of period	100,002	150,002	450,002

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is September 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Bitcoin Strategy & Target Income ETF (DFII)
Period Ended 12/31/2025 (d)

$(61,852)
(3,829,659)
(14,326)
(3,905,837)

(714,732)
(536,459)
(1,251,191)

23,790,312
—
23,790,312
18,633,284

—
$18,633,284

—
1,050,002
—
1,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout the period
FT Vest Bitcoin Strategy Floor15 ETF - April (BFAP)

Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$20.18
Income from investment operations:
Net investment income (loss) (b)	(0.16)
Net realized and unrealized gain (loss)	1.58
Total from investment operations	1.42
Distributions paid to shareholders from:
Net investment income	(0.25)
Net realized gain	(3.19)
Total distributions	(3.44)
Net asset value, end of period	$18.16
Total return (c)	7.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,816
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 3, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Bitcoin Strategy Floor15 ETF - July (BFJL)

Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$19.89
Income from investment operations:
Net investment income (loss) (b)	(0.08)
Net realized and unrealized gain (loss)	(1.44)
Total from investment operations	(1.52)
Distributions paid to shareholders from:
Net investment income	(0.15)
Net realized gain	(0.10)
Total distributions	(0.25)
Net asset value, end of period	$18.12
Total return (c)	(7.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,719
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Bitcoin Strategy Floor15 ETF - October (BFOC)

Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$20.02
Income from investment operations:
Net investment income (loss) (b)	(0.04)
Net realized and unrealized gain (loss)	(1.75)
Total from investment operations	(1.79)
Net asset value, end of period	$18.23
Total return (c)	(8.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,203
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Bitcoin Strategy & Target Income ETF (DFII)

Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$20.17
Income from investment operations:
Net investment income (loss) (b)	(0.13)
Net realized and unrealized gain (loss)	0.48 (c)
Total from investment operations	0.35
Distributions paid to shareholders from:
Net investment income	(1.58)
Return of capital	(1.19)
Total distributions	(2.77)
Net asset value, end of period	$17.75
Total return (d)	(0.63)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,633
Ratio of total expenses to average net assets	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.81)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is April 2, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

FT Vest Bitcoin Strategy Floor15 ETF - April – (ticker “BFAP”)(1)
FT Vest Bitcoin Strategy Floor15 ETF - July – (ticker “BFJL”)(2)
FT Vest Bitcoin Strategy Floor15 ETF - October – (ticker “BFOC”)(3)
FT Vest Bitcoin Strategy & Target Income ETF – (ticker “DFII”)(4)

(1)	Commenced investment operations on April 3, 2025.
(2)	Commenced investment operations on June 30, 2025.
(3)	Commenced investment operations on September 30, 2025.
(4)	Commenced investment operations on April 2, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of BFAP is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of bitcoin (the “Bitcoin Reference Instrument”), up to a predetermined upside cap of 34.51% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from April 4, 2025 through March 31, 2026.
The investment objective of BFJL is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of the Bitcoin Reference Instrument, up to a predetermined upside cap of 31.26% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from July 1, 2025 through June 30, 2026.
The investment objective of the BFOC is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of the Bitcoin Reference Instrument, up to a predetermined upside cap of 28.46% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses (i.e., the “floor”), over the period from October 1, 2025 through September 30, 2026.
Under normal market conditions, each of BFAP, BFJL and BFOC invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are needed to provide exposure to bitcoin and to provide the Fund’s “floor” as described above. In seeking to achieve its objective, each of BFAP, BFJL and BFOC will invest in option contracts, which include FLexible EXchange Options (“FLEX Options”), standardized listed options and/or over-the-counter options (collectively, “Options”) that each utilize the Bitcoin Reference Instrument as the reference asset and short-term U.S. Treasury securities, cash and cash equivalents.
The investment objective of DFII seeks to deliver partial participation in the returns of bitcoin while providing a high level of income. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to bitcoin or income-producing investments.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells certain call and put FLEX Options based on the performance of the applicable Bitcoin Reference Instrument. The FLEX Options that each Fund holds that reference the applicable Bitcoin Reference Instrument will give each Fund the right to receive or deliver shares of the applicable Bitcoin Reference Instrument or to cash-settle the FLEX Options on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. In addition, each Fund purchases and sells certain other box spread FLEX Options on the S&P 500® Index. Each Fund’s exposure to these S&P 500® Index FLEX Options is designed for them to offset one another and to seek returns similar to those of Treasury bills or other short-term investments. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at December 31, 2025 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually for BFAP, BFJL and BFOC and monthly for DFII, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
The tax character of distributions paid by each Fund during their taxable period, ending as indicated, was as follows:

	Taxable Year End	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$—	$—	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	—	—	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	—	—	—
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	186,350	—	536,459
As of the applicable taxable period end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$2,952	$49,996	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	—	31,455	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	—	(73,317)	—
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	—	(518,438)	—
E. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable period end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	73,317
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	518,438
Certain losses realized during the current taxable period may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable period end, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest Bitcoin Strategy Floor15 ETF - April	30-Apr-25	$3,565	$(3,565)	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	31-Jul-25	697	(697)	—
FT Vest Bitcoin Strategy Floor15 ETF - October	31-Oct-25	872	—	(872)
FT Vest Bitcoin Strategy & Target Income ETF	31-Oct-25	224,349	(224,349)	—
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Bitcoin Strategy Floor15 ETF - April	$1,817,981	$—	$—	$—
FT Vest Bitcoin Strategy Floor15 ETF - July	2,720,949	—	—	—
FT Vest Bitcoin Strategy Floor15 ETF - October	8,208,155	—	—	—
FT Vest Bitcoin Strategy & Target Income ETF	18,343,404	—	—	—
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of DFII, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For DFII, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
First Trust and Vest Financial LLC (“Vest” or the “Sub-Advisor”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended December 31, 2025, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a period of one year or less based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended December 31, 2025, the Funds had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
BFAP
Options contracts	Equity Risk	Options contracts purchased, at value	$21,095,806	Options contracts written, at value	$19,300,689
BFJL
Options contracts	Equity Risk	Options contracts purchased, at value	38,133,785	Options contracts written, at value	35,475,209
BFOC
Options contracts	Equity Risk	Options contracts purchased, at value	119,455,996	Options contracts written, at value	111,403,224
DFII
Options contracts	Equity Risk	Options contracts purchased, at value	324,123,479	Options contracts written, at value	306,043,507
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended December 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	BFAP	BFJL	BFOC	DFII
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(3,469,924)	$(326,782)	$(203,331)	$(1,249,216)
Written options contracts	2,879,665	(97,308)	(215,299)	(2,580,443)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(484,892)	(229,411)	421,080	(7,025)
Written options contracts	1,602,842	247,830	(403,310)	(7,301)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended December 31, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
BFAP	$481,739,791	$460,159,093	$438,972,307	$418,068,776
BFJL	52,065,530	13,702,334	48,070,437	12,347,398
BFOC	132,536,621	13,501,705	123,178,948	12,179,034
DFII	1,094,221,339	770,090,835	1,034,331,398	728,295,192

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
December 31, 2025
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 26, 2027 for BFAP and DFII, June 18, 2027 for BFJL and September 29, 2027 for BFOC.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of FT Vest Bitcoin Strategy Floor15 ETF - April, FT Vest Bitcoin Strategy Floor15 ETF - July, FT Vest Bitcoin Strategy Floor15 ETF - October, and FT Vest Bitcoin Strategy & Target Income ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund, including the portfolios of investments, as of December 31, 2025, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest Bitcoin Strategy Floor15 ETF - April	For the period from April 3, 2025 (commencement of investment operations) through December 31, 2025
FT Vest Bitcoin Strategy Floor15 ETF - July	For the period from June 30, 2025 (commencement of investment operations) through December 31, 2025
FT Vest Bitcoin Strategy Floor15 ETF - October	For the period from September 30, 2025 (commencement of investment operations) through December 31, 2025
FT Vest Bitcoin Strategy & Target Income ETF	For the period from April 2, 2025 (commencement of investment operations) through December 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	492,413,313 2,852,956
Thomas J. Driscoll** Votes For Votes Withheld	492,375,208 2,891,061
Richard E. Erickson* Votes For Votes Withheld	491,553,473 3,712,796
Thomas R. Kadlec* Votes For Votes Withheld	491,210,048 4,056,221
Denise M. Keefe*** Votes For Votes Withheld	492,462,133 2,804,136
Robert F. Keith*** Votes For Votes Withheld	491,311,836 3,954,433
Niel B. Nielson* Votes For Votes Withheld	491,506,301 3,759,968
Bronwyn Wright**** Votes For Votes Withheld	311,403,037 183,863,232

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
****	This nominee was elected to the Board as a new Trustee at the Special Meeting and had previously served as an advisory board member to the Trust.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Bitcoin Strategy Floor15 ETF – January (BFJA)
FT Vest Bitcoin Strategy Floor15 ETF – April (BFAP)
FT Vest Bitcoin Strategy Floor15 ETF – July (BFJL)
FT Vest Bitcoin Strategy Floor15 ETF – October (BFOC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 9-10, 2025 (the “Meeting”). The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the Meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.90% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETF clients. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. In addition, at the Meeting, the Advisor provided additional information on the expense ratios of other peer funds that provide direct or indirect investment exposure to Bitcoin. With respect to fees charged to other ETF clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to a quarterly defined outcome ETF and the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest Nasdaq-100 Buffer ETF and FT Vest International Equity Moderate Buffer ETF product lines in the First Trust Fund Complex, which are managed by the Advisor and sub-advised by the Sub-Advisor and have unitary fee rate schedules starting at annual rates of 0.85% or 0.90% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.

Other Information (Continued)
First Trust Exchange-Traded Fund
December 31, 2025 (Unaudited)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
Of the ordinary income (including short-term capital gain) distributions made by each Fund during their applicable taxable period, none qualify either for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 11, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 11, 2026

* Print the name and title of each signing officer under his or her signature.